UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

       Virtus Opportunities Trust (formerly, Phoenix Opportunities Trust)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


FOOTNOTE LEGEND
---------------

(1) Federal Income Tax Information: For tax information at June 30, 2009, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

  FUND                      MARKET VALUE (000'S)   % OF NET ASSETS
  ---------                 --------------------   ---------------
Bond Fund                         $  8,137                3.7%
High Yield Fund                     17,046               19.5
Multi-Sector Fixed
   Income Fund                      24,514               17.3
Multi-Sector Short Term
  Bond Fund                        226,154               14.5
Senior Floating Rate Fund            1,834                3.7

(5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid Security.

(7) Illiquid and restricted security. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(8) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the SFAS 157 disclosure table located after the Schedule of Investments.

(9)  Security in default.

(10) All or a portion of the security is segregated as collateral.

(11) Escrowed to maturity.

(12) At June 30, 2009, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
     California 97.1%. At June 30, 2009, 74.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL-RE 30.8%, and GNMA 13%, AMBAC 12.6%

(13) Amount is less than $500.

(14) Affiliated Fund.

                      VIRTUS ALTERNATIVES DIVERSIFIER FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE
                                         -----------  ----------
MUTUAL FUNDS--65.8%

EQUITY FUNDS(14)--55.6%
Virtus Global Infrastructure Fund
  Class A                                  4,225,726  $   38,074
Virtus International Real Estate
  Securities Fund Class A                  5,606,689      25,903
Virtus Market Neutral Fund Class A(2)      4,761,077      48,325
Virtus Real Estate Securities Fund
  Class A                                  1,632,432      24,894
                                                      ----------
                                                         137,196
                                                      ----------

FIXED INCOME FUNDS(14)--10.2%
Virtus Senior Floating Rate Fund
  Class A                                  2,699,728      25,270
----------------------------------------------------  ----------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $199,017)                               162,466
----------------------------------------------------  ----------
EXCHANGE TRADED FUNDS--33.7%

iShares S&P North American Natural
  Resources Sector Index Fund                830,621      23,016
PowerShares DB Commodity Index
  Tracking Fund(2)                         1,565,200      35,405
PowerShares DB G10 Currency Harvest
  Fund(2)                                  1,150,982      24,758
----------------------------------------------------  ----------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $101,083)                                83,179
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $300,100)                               245,645
----------------------------------------------------  ----------
SHORT-TERM INVESTMENTS--0.3%

MONEY MARKET MUTUAL FUNDS--0.3%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
(seven-day effective yield 0.420%)           728,144         728
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $728)                                       728
----------------------------------------------------  ----------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $300,828)                               246,373(1)

Other assets and liabilities, net--0.2%                      389
                                                      ----------
NET ASSETS--100.0%                                    $  246,762
                                                      ==========

                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments).

-------------------------------------   ------------------------
                                        TOTAL VALUE
                                             AT         LEVEL 1
                                          JUNE 30,      QUOTED
INVESTMENTS IN SECURITIES                   2009        PRICES
-------------------------------------   ------------------------
Equity Securities:
  Exchange Traded Funds                 $      83,179  $  83,179
  Mutual Funds                                162,466    162,466
  Short-Term Investments                          728        728
TOTAL INVESTMENTS                       $     246,373  $ 246,373
-------------------------------------   ------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE                                                 SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
COMMON STOCKS--97.0%                                               UTILITIES--(CONTINUED)
                                                                   EDP Renovaveis SA (Spain)(2)                 111,880  $    1,146
ENERGY--14.0%                                                      Entergy Corp. (United States)                  4,840         375
Enbridge, Inc. (Canada)                      113,700  $    3,949   Exelon Corp. (United States)                  18,150         929
Spectra Energy Corp. (United States)         128,550       2,175   FirstEnergy Corp. (United States)             25,080         972
TransCanada Corp. (Canada)                   121,080       3,258   FPL Group, Inc. (United States)               32,230       1,833
Williams Cos., Inc. (The) (United                                  GDF Suez (France)                             31,770       1,183
  States)                                     73,490       1,147   Hong Kong & China Gas Co. (Hong Kong)        429,000         902
                                                      ----------   Iberdrola Renovables SA (Spain)              235,290       1,074
                                                          10,529   National Grid plc (United Kingdom)            69,470         626
                                                      ----------   Northeast Utilities (United States)           24,700         551
                                                                   Northwest Natural Gas Co. (United
INDUSTRIALS--13.0%                                                   States)                                     18,140         804
Abertis Infraestructuras S.A. (Spain)        125,923       2,368   NSTAR (United States)                         26,450         849
Atlantia S.p.A. (Italy)                      109,770       2,218   NV Energy, Inc. (United States)               68,860         743
Brisa (Portugal)                             155,160       1,116   PG&E Corp. (United States)                    33,700       1,295
Fraport AG (Germany)                          27,240       1,165   Public Service Enterprise Group, Inc.
Koninklijke Vopak NV (Netherlands)            25,020       1,249     (United States)                             49,340       1,610
Transurban Group (Australia)                 232,000         781   RWE AG (Germany)                              12,220         962
Vinci SA (France)                             19,150         859   Scottish and Southern Energy plc
                                                      ----------     (United Kingdom)                            54,100       1,014
                                                           9,756   Sempra Energy (United States)                 30,060       1,492
                                                      ----------   SevernTrent plc (United Kingdom)              50,090         901
                                                                   Southern Co. (The) (United States)            27,970         871
TELECOMMUNICATION SERVICES--32.3%                                  United Utilities Group plc
American Tower Corp. Class A (United                                 (United Kingdom)                           123,100       1,006
  States)(2)                                  35,160       1,109   Vectren Corp. (United States)                 25,640         601
AT&T, Inc. (United States)                   187,710       4,663   Wisconsin Energy Corp. (United States)        18,480         752
CenturyTel, Inc. (United States)              26,090         801   Xcel Energy, Inc. (United States)             47,460         874
Chunghwa Telecom Co., Ltd. ADR (Taiwan)       38,783         769                                                         ----------
Deutsche Telekom AG Sponsored ADR                                                                                            28,278
  (Germany)                                   53,430         630   ----------------------------------------------------------------
France Telecom SA Sponsored ADR                                    TOTAL COMMON STOCKS
  (France)                                    59,220       1,351   (IDENTIFIED COST $86,544)                                 72,742
KDDI Corp. (Japan)                               212       1,127   ----------------------------------------------------------------
Koninklijke KPN N.V. (Netherlands)           114,790       1,578   TOTAL LONG TERM INVESTMENTS--97.0%
Nippon Telegraph & Telephone Corp.                                 (IDENTIFIED COST $86,544)                                 72,742
  Sponsored ADR (Japan)                       38,910         792   ----------------------------------------------------------------
Rogers Communications, Inc.                                        SHORT-TERM INVESTMENTS--2.5%
  Class B (Canada)                            36,300         933
Singapore Telecommunications Ltd.                                  MONEY MARKET MUTUAL FUNDS--2.5%
  (Singapore)                                456,400         945   State Street Institutional Liquid
Telefonica S.A. Sponsored ADR (Spain)         31,580       2,144     Reserves Fund
TELUS Corp. (Canada)                          27,140         720   Institutional Shares
Verizon Communications, Inc.                                       (seven-day effective yield 0.420%)         1,901,842       1,902
  (United States)                             88,490       2,719   ----------------------------------------------------------------
Vodafone Group plc Sponsored  ADR                                  TOTAL SHORT-TERM INVESTMENTS
  (United Kingdom)                           157,940       3,078   (IDENTIFIED COST $1,902)                                   1,902
Windstream Corp. (United States)              98,040         820   ----------------------------------------------------------------
                                                      ----------
                                                          24,179
                                                      ----------

UTILITIES--37.7%
CenterPoint Energy, Inc. (United
  States)                                     70,990         787
Dominion Resources, Inc. (United
  States)                                     42,990       1,437
DTE Energy Co. (United States)                24,440         782
E.ON AG (Germany)                             53,890       1,907

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $88,446)                                 74,644(1)

Other assets and liabilities, net--0.5%                      346
                                                      ----------
NET ASSETS--100.0%                                    $   74,990
                                                      ==========

ABBREVIATIONS:
ADR   American Depositary Receipt.



                            Refer to Footnote Legend

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States (Includes Short-Term Investments)                              44%
Canada                                                                       12
Spain                                                                         9
United Kingdom                                                                9
Germany                                                                       6
France                                                                        4
Netherlands                                                                   4
Other                                                                        12
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

*    FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+   % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments).

-------------------------------------   ----------------------------------------
                                                          TOTAL VALUE
                                                              AT         LEVEL 1
                                                            JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                                     2009        PRICES
-------------------------------------   ----------------------------------------
Equity Securities:
  Common Stock                                            $    72,742   $ 72,742
  Short-Term Investments                                        1,902      1,902
TOTAL INVESTMENTS                                         $    74,644   $ 74,644
-------------------------------------   ----------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE                                                 SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
COMMON STOCKS--95.2%                                               RESIDENTIAL REITS--(CONTINUED)
                                                                   Apartment Investment & Management Co.
DIVERSIFIED REITS--9.7%                                              Class A                                        230  $        2
British Land Co. plc                           3,800  $       24   AvalonBay Communities, Inc.                      300          17
Cominar Real Estate Investment Trust             500           7   Boardwalk Real Estate Investment Trust           391          11
Dexus Property Group                          24,940          15   BRE Properties, Inc. Class A                     232           6
Duke Realty Corp.                                810           7   Equity Lifestyle Properties, Inc.                 74           3
Fonciere Des Regions                             100           8   Equity Residential                             1,400          31
Gecina SA                                        140           9   Essex Property Trust, Inc.                       120           7
GPT Group                                     26,566          10   Home Properties, Inc.                            275           9
Liberty Property Trust                           650          15   Nippon Accomodations Fund, Inc.                    1           5
Vornado Realty Trust                             963          43   UDR, Inc.                                      1,165          12
                                                      ----------                                                         ----------
                                                             138                                                                110
                                                      ----------                                                         ----------
INDUSTRIAL REITS--3.7%                                             RETAIL REITS--36.7%
AMB Property Corp.                               875          17   CapitaMall Trust                              13,300          13
Ascendas Real Estate Investment Trust         14,000          15   CBL & Associates Properties, Inc.              1,884          10
EastGroup Properties, Inc.                       100           3   CFS Retail Property Trust                     11,200          15
Goodman Group                                 19,000           6   Corio N.V.                                       375          18
ProLogis                                         526           4   Developers Diversified Realty Corp.              550           3
Segro plc                                     19,500           8   Eurocommercial Properties N.V.                   335          10
                                                      ----------   Federal Realty Investments Trust                 375          19
                                                              53   Hammerson plc                                  3,300          17
                                                      ----------   Kimco Realty Corp.                             2,008          20
OFFICE REITS--17.4%                                                Klepierre                                        665          17
Alexandria Real Estate Equities, Inc.            500          18   Land Securities Group plc                      4,075          32
Boston Properties, Inc.                          600          29   Liberty International plc                      2,451          16
Champion Reit                                 18,000           6   Link  (The)                                   12,000          26
Commonwealth Property Office Fund              6,500           4   Macerich Co. (The)                               592          10
Corporate Office Properties Trust                450          13   National Retail Properties, Inc.                 575          10
Derwent London plc                               750          12   Regency Centers Corp.                            358          12
Digital Realty Trust, Inc.                       950          34   RioCan Real Estate Investment Trust            1,607          21
Great Portland Estates plc                     1,381           5   Simon Property Group, Inc.                     1,377          71
Highwoods Properties, Inc.                       330           7   Tanger Factory Outlet Centers                    525          17
Japan Real Estate Investment Corp.                 3          25   Taubman Centers, Inc.                            100           3
Mack-Cali Realty Corp.                           546          12   Unibail-Rodamco                                  428          64
Nippon Building Fund, Inc.                         3          26   Westfield Group                               10,800          99
Nomura Real Estate Office Fund, Inc.               3          19                                                         ----------
ORIX JREIT, Inc.                                   2           9                                                                523
SL Green Realty Corp.                            691          16                                                         ----------
Societe Immobiliere de Location Pour                               SPECIALIZED REITS--13.6%
  L'industrie Et Le Commerce                     150          13   Big Yellow Group plc(2)                          700           4
                                                      ----------   DiamondRock Hospitality Co.                      558           3
                                                             248   Entertainment Properties Trust                   200           4
                                                      ----------   Extra Space Storage, Inc.                      1,400          12
RESIDENTIAL REITS--7.7%                                            Health Care REIT, Inc.                           775          26
American Campus Communities, Inc.                325           7

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE
                                         -----------  ----------
SPECIALIZED REITS--(CONTINUED)
Host Hotels & Resorts, Inc.                    2,720  $       23
HPC, Inc.                                      1,420          30
LaSalle Hotel Properties                         385           5
Nationwide Health Properties, Inc.               650          17
Public Storage                                   575          38
Sunstone Hotel Investors, Inc.                   283           1
Ventas, Inc.                                   1,045          31
                                                      ----------
                                                             194
                                                      ----------
REAL ESTATE OPERATING COMPANIES--6.4%
Brookfield Properties Corp.                    1,600          13
Castellum AB                                   1,900          12
Citycon Oyj                                    3,400           9
Deutsche Euroshop AG                             250           8
Fabege AB                                      1,500           5
Hongkong Land Holdings Ltd.                    9,500          33
PSP Swiss Property AG(2)                         250          12
                                                      ----------
                                                              92
----------------------------------------------------  ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,049)                                   1,358
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--95.2%
(IDENTIFIED COST $1,049)                                   1,358
----------------------------------------------------  ----------
SHORT-TERM INVESTMENTS--3.2%

MONEY MARKET MUTUAL FUNDS--3.2%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
  (seven-day effective yield 0.420%)          45,888          46
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $46)                                         46
----------------------------------------------------  ----------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $1,095)                                   1,404(1)
Other assets and liabilities, net--1.6%                       23
                                                      ----------
NET ASSETS--100.0%                                    $    1,427
                                                      ==========

ABBREVIATIONS:
REIT Real Estate Investment Trust


                            Refer to Footnote Legend

                    VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States (Includes Short-Term Investments)                              51%
Australia                                                                    11
France                                                                        8
United Kingdom                                                                8
Japan                                                                         6
Hong Kong                                                                     5
Canada                                                                        4
Other                                                                         7
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments).

--------------------------------------------------------------
                                        TOTAL VALUE
                                             AT        LEVEL 1
                                          JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                   2009       PRICES
--------------------------------------------------------------
Equity Securities:
  Common Stock                          $     1,358   $  1,358
  Short-Term Investments                         46         46
TOTAL INVESTMENTS                       $     1,404   $  1,404
--------------------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                 SHARES      VALUE
                                         -----------  ----------                                            ---------  ----------
COMMON STOCKS--97.9%                                               RETAIL REITS--(CONTINUED)
                                                                   Land Securities Group plc                  186,173  $    1,443
DIVERSIFIED REITS--10.1%                                           Liberty International plc                  102,864         672
British Land Co. plc                         166,273  $    1,045   Link  (The)                                517,500       1,105
Cominar Real Estate Investment Trust          25,650         341   RioCan Real Estate Investment Trust         56,000         736
Dexus Property Group                       1,124,615         680   Unibail-Rodamco                             18,705       2,786
Fonciere Des Regions                           4,185         315   Westfield Group                            463,573       4,251
Gecina SA                                      5,380         333                                                       ----------
GPT Group                                  1,188,920         469                                                           15,072
                                                      ----------                                                       ----------
                                                           3,183
                                                      ----------   SPECIALIZED REITS--0.8%
                                                                   Big Yellow Group plc(2)                     31,246         176
INDUSTRIAL REITS--4.1%                                             CDL Hospitality Trusts                     143,000          82
Ascendas Real Estate Investment Trust        568,000         623                                                       ----------
Brixton plc                                   61,804          41                                                              258
Goodman Group                                892,640         266                                                       ----------
Segro plc                                    909,428         363
                                                      ----------   REAL ESTATE OPERATING COMPANIES--14.6%
                                                           1,293   Brookfield Properties Corp.                 79,850         632
                                                      ----------   Castellum AB                                86,666         552
                                                                   Citycon Oyj                                147,166         384
OFFICE REITS--18.2%                                                Deutsche Euroshop AG                        11,118         342
Allied Properties Real Estate                                      Fabege AB                                   63,609         215
  Investment Trust                            13,400         170   GAGFAH S.A.                                 17,951         149
CapitaCommercial Trust                       450,000         255   Hongkong Land Holdings Ltd.                431,500       1,527
Champion Reit                                803,000         263   PSP Swiss Property AG(2)                    12,746         609
Commonwealth Property Office Fund            282,416         189   Safestore Holdings Ltd. plc                108,319         169
Derwent London plc                            32,246         496                                                       ----------
Great Portland Estates plc                    91,118         330                                                            4,579
Japan Prime Realty Investment Corp.              207         449   --------------------------------------------------------------
Japan Real Estate Investment Corp.               111         923   TOTAL COMMON STOCKS
Nippon Building Fund, Inc.                       136       1,166   (IDENTIFIED COST $39,350)                               30,744
Nomura Real Estate Office Fund, Inc.             107         682   --------------------------------------------------------------
ORIX JREIT, Inc.                                  75         344   TOTAL LONG TERM INVESTMENTS--97.9%
Societe Immobiliere de Location Pour                               (IDENTIFIED COST $39,350)                               30,744
  L'industrie Et Le Commerce                   4,912         433   --------------------------------------------------------------
                                                      ----------
                                                           5,700   SHORT-TERM INVESTMENTS--1.6%
                                                      ----------
                                                                   MONEY MARKET MUTUAL FUNDS--1.6%
RESIDENTIAL REITS--2.1%
Boardwalk Real Estate Investment Trust        15,460         434   State Street Institutional Liquid
Nippon Accomodations Fund, Inc.                   50         225     Reserves Fund
                                                      ----------   Institutional Shares
                                                             659   (seven-day effective yield 0.420%)         510,126         510
                                                      ----------   --------------------------------------------------------------
                                                                   TOTAL SHORT-TERM INVESTMENTS
RETAIL REITS--48.0%                                                (IDENTIFIED COST $510)                                     510
CapitaMall Trust                             608,800         589   --------------------------------------------------------------
CFS Retail Property Trust                    485,252         645   TOTAL INVESTMENTS--99.5%
Corio N.V.                                    18,781         913   (IDENTIFIED COST $39,860)                               31,254(1)
Eurocommercial Properties N.V.                17,512         539
Hammerson plc                                134,609         680   Other assets and liabilities, net--0.5%                    159
Klepierre                                     27,658         713                                                       ----------
                                                                   NET ASSETS--100.0%                                  $   31,413
                                                                                                                       ==========


                            Refer to Footnote Legend

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

Abbreviations:
REIT   Real Estate Investment Trust

Country Weightings as of 6/30/09* +
---------------------------------------------------------------------   --------
Australia                                                                    21%
United Kingdom                                                               17
France                                                                       15
Japan                                                                        12
Hong Kong                                                                     9
Canada                                                                        7
Singapore                                                                     5
Other                                                                        14
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* Foreign Security Country Determination:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments).

--------------------------------------------------------------------------------
                                                          TOTAL VALUE
                                                               AT        LEVEL 1
                                                            JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                                     2009       PRICES
--------------------------------------------------------------------------------
Equity Securities:
  Common Stock                                            $    30,744   $ 30,744
  Short-Term Investments                                          510        510
TOTAL INVESTMENTS                                         $    31,254   $ 31,254
--------------------------------------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                              SECURITIES SOLD SHORT
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE                                                 SHARES      VALUE
                                         -----------  ----------                                            -----------  ----------
PREFERRED STOCK--0.6%                                              CONSUMER STAPLES--(CONTINUED)
                                                                   British American Tobacco plc                  14,830  $      408
HEALTH CARE--0.6%                                                  Cadbury plc Sponsored ADR                      9,266         319
Fresenius SE Pfd. 1.850%                       8,260       $ 446   Coca-Cola Enterprises, Inc.                   43,940         732
----------------------------------------------------  ----------   Colgate-Palmolive Co.                          6,950         492
TOTAL PREFERRED STOCK                                              Corn Products International, Inc.             11,470         307
(IDENTIFIED COST $569)                                       446   CVS Caremark Corp.                            15,130         482
----------------------------------------------------  ----------   Delhaize Group                                 6,120         430
                                                                   Estee Lauder Cos., Inc. (The) Class A         10,810         353
COMMON STOCKS--85.1%                                               Fomento Economico Mexicano S.A.B.
                                                                     de C.V. Sponsored ADR                        8,490         274
CONSUMER DISCRETIONARY--16.5%                                      Imperial Tobacco Group plc                    15,510         403
                                                                   Lorillard, Inc.                                4,014         272
American Eagle Outfitters, Inc.               29,740         421   Molson Coors Brewing Co. Class B               7,160         303
AnnTaylor Stores Corp.(2)                     48,360         386   Nestle S.A. Registered Shares                 14,360         541
Autoliv, Inc.                                 27,290         785   PepsiCo, Inc.                                 12,290         675
Brink's Home Security Holdings,                                    Philip Morris International, Inc.              7,090         309
  Inc.(2)                                      8,690         246   Ralcorp Holdings, Inc.(2)                      7,300         445
Brinker International, Inc.                   24,560         418   Tesco plc                                     88,590         515
Drew Industries, Inc.(2)                      24,430         297   Walgreen Co.                                   6,860         202
Electrolux AB Series B(2)                     37,700         527   Whole Foods Market, Inc.(2)                   42,962         815
Ethan Allen Interiors, Inc.                   22,810         236                                                         ----------
Gap, Inc. (The)                               23,970         393                                                              8,923
Guess?, Inc.                                  30,650         790                                                         ----------
Home Depot, Inc. (The)                        11,690         276
Jones Apparel Group, Inc.                     37,320         400   ENERGY--3.8%
Kingfisher plc                               186,570         546   Anadarko Petroleum Corp.                      11,160         507
Kohl's Corp.(2)                                9,330         399   Halliburton Co.                                8,160         169
Naspers Ltd. Class N Sponsored ADR            13,390         347   Hess Corp.                                     3,410         183
Newell Rubbermaid, Inc.                       32,250         336   Noble Corp.                                   14,540         440
News Corp. Class A                            36,430         332   Occidental Petroleum Corp.                     2,560         168
OfficeMax, Inc.                              105,330         662   PetroChina Co. Ltd., ADR                       1,970         218
Omnicom Group, Inc.                           16,550         523   Range Resources Corp.                         12,220         506
PetSmart, Inc.                                17,090         367   XTO Energy, Inc.                              11,040         421
Rent-A-Center, Inc.(2)                        18,460         329   Yanzhou Coal Mining Co. Ltd.
Staples, Inc.                                 22,770         459     Sponsored ADR                               19,210         264
Target Corp.                                  15,140         598                                                         ----------
Thomas Cook Group plc                        120,180         406                                                              2,876
Timberland Co. (The) Class A(2)               17,450         232                                                         ----------
Time Warner, Inc.                              9,953         251
Tractor Supply Co.(2)                          8,750         362   FINANCIALS--9.3%
Vivendi                                       17,150         410   ACE Ltd.                                       5,590         247
Williams-Sonoma, Inc.                         34,968         415   AON Corp.                                     13,990         530
WPP plc                                       68,950         457   Arch Capital Group Ltd.(2)                    12,090         708
                                                      ----------   Bank of America Corp.                         24,400         322
                                                          12,606   Capital One Financial Corp.                   19,180         420
                                                      ----------   City National Corp.                           15,800         582
                                                                   Fidelity National Financial, Inc.
CONSUMER STAPLES--11.6%                                              Class A                                     25,050         339
BJ's Wholesale Club, Inc.(2)                  20,040         646

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE                                                 SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
FINANCIALS--(CONTINUED)                                            HEALTH CARE--(CONTINUED)
First American Corp.                          14,300  $      370   Roche Holding AG Sponsored ADR                 2,170  $      74
Investment Technology Group, Inc.(2)           9,736         198   St. Jude Medical, Inc.(2)                      2,090         86
Jefferies Group, Inc.(2)                      19,680         420   United Therapeutics Corp.(2)                   1,060         88
LaSalle Hotel Properties                      15,210         188   Universal Health Services, Inc.
Legg Mason, Inc.                              15,000         366     Class B                                      9,740         476
Morgan Stanley                                17,850         509   Vertex Pharmaceuticals, Inc.(2)               18,610         663
PartnerRe Ltd.                                 2,120         138   Zimmer Holdings, Inc.(2)                       1,880          80
Piper Jaffray Cos.(2)                         12,260         535                                                         ----------
State Street Corp.                            10,620         501                                                              9,673
SunTrust Banks, Inc.                          28,210         464                                                         ----------
Wells Fargo & Co.                             10,710         260
                                                      ----------   INDUSTRIALS--8.9%
                                                           7,097   Alliant Techsystems, Inc.(2)                   2,380         196
                                                      ----------   Altra Holdings, Inc.(2)                       45,894         344
                                                                   Brink's Co. (The)                             11,170         324
HEALTH CARE--12.6%                                                 Cummins, Inc.                                  9,330         328
Alexion Pharmaceuticals, Inc.(2)               7,230         297   Curtiss-Wright Corp.                          13,290         395
Alliance Healthcare Services, Inc.(2)         28,990         213   Delta Air Lines, Inc.(2)                      51,440         298
Amedisys, Inc.(2)                             12,520         413   Donnelley (R.R.) & Sons Co.                   20,230         235
AmerisourceBergen Corp.                        8,080         143   Dun & Bradstreet Corp.                         4,390         356
Amgen, Inc.(2)                                 3,750         199   Eaton Corp.                                    9,210         411
Astellas Pharma, Inc.                         13,100         465   FedEx Corp.                                   12,500         695
Biogen Idec, Inc.(2)                           2,440         110   Heartland Express, Inc.                       24,230         357
Boston Scientific Corp.(2)                    20,180         205   JetBlue Airways Corp.(2)                      65,100         278
Cephalon, Inc.(2)                              1,200          68   Kennametal, Inc.                              20,520         394
Cerner Corp.(2)                                2,390         149   MAN SE                                         6,460         396
CIGNA Corp.                                   17,700         426   Masco Corp.                                   47,210         452
Covance, Inc.(2)                               1,480          73   McDermott International, Inc.(2)               9,830         200
Covidien plc                                  21,140         792   Pall Corp.                                     7,760         206
Emergency Medical Services Corp.                                   Steelcase, Inc. Class A                       63,460         369
  Class A(2)                                   2,300          85   Toppan Printing Co. Ltd.                      39,000         395
Emergent Biosolutions, Inc.(2)                37,010         530   Tyco International Ltd.                        7,300         190
Facet Biotech Corp.(2)                        22,330         207                                                         ----------
Gilead Sciences, Inc.(2)                       3,570         167                                                              6,819
Hospira, Inc.(2)                              26,880       1,035                                                         ----------
Illumina, Inc.(2)                              2,780         108
IMS Health, Inc.                              26,900         342   INFORMATION TECHNOLOGY--13.3%
Ipsen SA                                      10,210         446   Akamai Technologies, Inc.(2)                  38,950         747
King Pharmaceuticals, Inc.(2)                 73,400         707   Alcatel - Lucent SA Sponsored ADR(2)         257,841         639
Life Technologies Corp.(2)                     3,550         148   Amphenol Corp. Class A                        13,380         423
Medco Health Solutions, Inc.(2)                4,090         187   Atheros Communications, Inc.(2)               36,320         699
Medicines Co. (The)(2)                        56,220         472   AU Optronics Corp. Sponsored ADR              16,620         161
Merck & Co., Inc.                              2,600          73   Broadcom Corp. Class A(2)                     16,640         412
PerkinElmer, Inc.                              3,980          69   Ciena Corp.(2)                                41,260         427
Pfizer, Inc.                                   5,100          77   Cybersource Corp.(2)                          25,200         386
                                                                   Dell, Inc.(2)                                 31,580         434
                                                                   Emulex Corp.(2)                               23,400         229
                                                                   Juniper Networks, Inc.(2)                      9,790         231

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE                                                 SHARES     VALUE
                                         -----------  ----------                                            -----------  --------
INFORMATION TECHNOLOGY--(CONTINUED)                                UTILITIES--(CONTINUED)
Macrovision Solutions Corp.(2)                10,480  $      229   Portland General Electric Co.                 24,870  $    485
Maxim Integrated Products, Inc.               20,710         325                                                         --------
Motorola, Inc.                               180,760       1,198                                                            1,786
Nokia OYJ Sponsored ADR                       39,960         583   ----------------------------------------------------  --------
Patni Computer Systems Ltd. ADR               31,050         340   TOTAL COMMON STOCKS
Research In Motion Ltd.(2)                     5,730         407   (IDENTIFIED COST $57,730)                               65,174
Sybase, Inc.(2)                               12,780         401   ----------------------------------------------------  --------
Teradata Corp.(2)                             12,686         297   TOTAL LONG TERM INVESTMENTS--85.7%
Teradyne, Inc.(2)                             57,820         397   (IDENTIFIED COST $58,299)                               65,620
Vishay Intertechnology, Inc.(2)               61,630         418   ----------------------------------------------------  --------
Western Digital Corp.(2)                      22,320         591
Western Union Co. (The)                       13,157         216   SHORT-TERM INVESTMENTS--6.9%
                                                      ----------
                                                          10,190   MONEY MARKET MUTUAL FUNDS--6.9%
                                                      ----------   State Street Institutional Liquid
                                                                     Reserves Fund
MATERIALS--4.3%                                                      Institutional Shares
Du Pont (E.I.) de Nemours & Co.               15,750         403     (seven-day effective yield 0.420%)       5,254,897     5,255
Freeport-McMoRan Copper & Gold, Inc.           4,840         243   ----------------------------------------------------  --------
Impala Platinum Holdings Ltd.                                      TOTAL SHORT-TERM INVESTMENTS
  Sponsored ADR                                7,200         159   (IDENTIFIED COST $5,255)                                 5,255
Pacific Metals Co., Ltd.                      91,000         707   ----------------------------------------------------  --------
Packaging Corp. of America                    39,760         644
Potash Corp. of Saskatchewan, Inc.             2,340         218   TOTAL INVESTMENTS--92.6%
Salzgitter AG                                  6,960         609   (IDENTIFIED COST $63,554)                               70,875(1)
Tokyo Ohka Kogyo Co., Ltd.                    15,900         308
                                                      ----------
                                                           3,291   SECURITIES SOLD SHORT--(84.0)%
                                                      ----------   (PROCEEDS ($67,374))                                   (64,340)

TELECOMMUNICATION SERVICES--2.5%                                   Other assets and liabilities,
America Movil S.A.B. de C.V. ADR                                     net--91.5%                                            70,042
  Series L                                     3,790         147                                                         --------
Leap Wireless International, Inc.(2)          10,470         345   NET ASSETS--100.0%                                    $ 76,577
MetroPCS Communications, Inc.(2)              63,166         841                                                         ========
NTELOS Holdings Corp.                         26,680         491
Telefonica Data Argentina S.A.(2)(7)(8)        1,400           0   SECURITIES SOLD SHORT--84.0%
Telefonica Moviles S.A.(2)(7)(8)               1,400           0
Vivo Participacoes SA ADR                      4,710          89   COMMON STOCKS SOLD SHORT--(84.0)%
                                                      ----------
                                                           1,913   CONSUMER DISCRETIONARY--(17.9)%
                                                      ----------   Abercrombie & Fitch Co. Class A              (16,780)     (426)
UTILITIES--2.3%                                                    BorgWarner, Inc.                             (23,810)     (813)
Alliant Energy Corp.                          16,890         441   Choice Hotels International, Inc.            (28,160)     (749)
Cia Paranaense de Energia ADR                 17,060         241   Columbia Sportswear Co.                      (12,870)     (398)
FPL Group, Inc.                                3,300         188   Comcast Corp. Class A                        (40,540)     (587)
Great Plains Energy, Inc.                     27,720         431   Dick's Sporting Goods, Inc.                  (20,300)     (349)
                                                                   Hermes International                          (3,880)     (539)
                                                                   Husqvarna AB                                 (99,450)     (541)
                                                                   Imperial Holdings Ltd. Sponsored ADR         (40,490)     (303)
                                                                   Intercontinental Hotels Group plc            (51,220)     (525)
                                                                   ITV plc                                   (1,260,240)     (726)
                                                                   Life Time Fitness, Inc.                      (18,550)     (371)
                                                                   LKQ Corp.                                    (65,859)   (1,083)
                                                                   Marks & Spencer Group plc                   (120,000)     (604)
                                                                   McDonald's Corp.                              (5,890)     (339)
                                                                   NIKE, Inc. Class B                            (7,010)     (363)

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE                                                 SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
CONSUMER DISCRETIONARY--(CONTINUED)                                ENERGY--(CONTINUED)
O'Reilly Automotive, Inc.                     (9,520) $     (363)  Valero Energy Corp.                          (19,760) $     (334)
Panera Bread Co. Class A                      (7,320)       (365)                                                        ----------
Polaris Industries, Inc.                     (20,720)       (666)                                                            (2,695)
Scientific Games Corp. Class A               (18,200)       (287)                                                        ----------
Sonic Corp.                                  (79,790)       (800)  FINANCIALS--(9.4)%
Tiffany & Co.                                (12,640)       (321)  BB&T Corp.                                   (14,700)       (323)
Tim Hortons, Inc.                            (33,380)       (819)  Community Bank System, Inc.                  (24,960)       (364)
Walt Disney Co. (The)                        (32,910)       (768)  Federated Investors, Inc. Class B            (46,080)     (1,110)
Wendy's / Arby's Group, Inc. Class A         (78,040)       (312)  HCC Insurance Holdings, Inc.                 (37,600)       (903)
Wynn Resorts Ltd.                             (8,450)       (298)  Hudson City Bancorp, Inc.                    (29,870)       (397)
                                                      ----------   M&T Bank Corp.                               (19,260)       (981)
                                                         (13,715)  People's United Financial, Inc.              (23,050)       (347)
                                                      ----------   Prosperity Bancshares, Inc.                  (33,600)     (1,002)
                                                                   Synovus Financial Corp.                      (70,350)       (210)
CONSUMER STAPLES--(11.5)%                                          Valley National Bancorp                      (47,290)       (553)
Brown-Forman Corp. Class B                   (17,646)       (759)  Westamerica Bancorp                          (20,310)     (1,008)
Cal-Maine Foods, Inc.                         (8,810)       (220)                                                        ----------
Casino Guichard Perrachon SA                  (8,090)       (545)                                                            (7,198)
Chattem, Inc.                                (14,110)       (961)                                                        ----------
Church & Dwight Co., Inc.                     (8,940)       (486)  HEALTH CARE--(11.4)%
Costco Wholesale Corp.                       (12,370)       (565)  Alcon, Inc.                                   (2,710)       (315)
Diageo plc                                   (29,800)       (427)  American Medical Systems Holdings,
Flowers Foods, Inc.                          (36,650)       (801)    Inc.                                       (25,510)       (403)
Green Mountain Coffee, Inc.                  (17,660)     (1,044)  Bard (C.R.), Inc.                             (4,040)       (301)
Hormel Foods Corp.                           (12,200)       (421)  Cadence Pharmaceuticals, Inc.                (40,320)       (403)
L'Oreal SA                                    (4,770)       (357)  Cardinal Health, Inc.                         (4,800)       (147)
Lindt & Spruengli AG                            (280)       (523)  Coventry Health Care, Inc.                    (7,990)       (149)
McCormick & Co., Inc.                         (6,450)       (210)  DENTSPLY International, Inc.                 (22,110)       (675)
Pernod-Ricard SA                              (6,820)       (429)  Dionex Corp.                                  (9,430)       (575)
Reynolds American, Inc.                       (6,480)       (250)  Eisai Co., Ltd.                              (16,100)       (575)
Smucker (J.M.) Co. (The)                     (10,816)       (526)  Gen-Probe, Inc.                               (9,330)       (401)
Wal-Mart de Mexico S.A.B de C.V.                                   GlaxoSmithKline plc Sponsored ADR             (5,790)       (204)
  Sponsored ADR                               (8,460)       (250)  Haemonetics Corp.                             (8,430)       (480)
                                                      ----------   Healthways, Inc.                             (20,890)       (281)
                                                          (8,774)  IDEXX Laboratories, Inc.                     (12,710)       (587)
                                                      ----------   Intuitive Surgical, Inc.                        (690)       (113)
                                                                   Landauer, Inc.                                (8,390)       (515)
ENERGY--(3.5)%                                                     Lincare Holdings, Inc.                        (6,840)       (161)
BJ Services Co.                              (28,660)       (391)  Lundbeck (H) A/S                             (34,810)       (662)
CNOOC Ltd. ADR                                (1,510)       (186)  Par Pharmaceutical Cos., Inc.                (24,200)       (367)
Nabors Industries Ltd.                       (21,590)       (336)  Patterson Cos., Inc.                          (4,650)       (101)
Oceaneering International, Inc.               (9,100)       (411)  Stryker Corp.                                 (1,890)        (75)
Petrohawk Energy Corp.                       (11,530)       (257)  Takeda Pharmaceutical Co., Ltd.              (10,700)       (418)
Sunoco, Inc.                                 (20,180)       (468)  Techne Corp.                                  (2,535)       (162)
Tesoro Corp.                                 (24,520)       (312)

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                        SECURITIES SOLD SHORT (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                SHARES      VALUE
                                         -----------  ---------                                           -----------  ---------
HEALTH CARE--(CONTINUED)                                          INFORMATION TECHNOLOGY--(CONTINUED)
                                                                  Tyco Electronics Ltd.                       (15,350) $    (285)
UCB SA                                       (21,940) $    (702)                                                       ---------
                                                      ---------                                                           (9,253)
                                                         (8,772)                                                       ---------
                                                      ---------
                                                                  MATERIALS--(4.0)%
INDUSTRIALS--(10.6)%                                              Aluminum Corp. of China Ltd. ADR             (8,730)      (204)
Ametek, Inc.                                 (10,280)      (355)  Anglo Platinum Ltd. ADR                      (2,600)      (183)
Baldor Electric Co.                          (49,840)    (1,186)  Kobe Steel Ltd.                            (363,000)      (678)
Deere & Co.                                  (15,190)      (607)  OJI Paper Co., Ltd.                         (99,000)      (427)
EMCOR Group, Inc.                            (16,170)      (325)  Sensient Technologies Corp.                 (26,070)      (588)
First Solar, Inc.                             (5,200)      (843)  Toray Industries, Inc.                      (48,150)      (246)
GATX Corp.                                   (20,400)      (525)  Weyerhaeuser Co.                            (23,930)      (728)
Healthcare Services Group, Inc.              (40,900)      (731)                                                       ---------
Hitachi Construction Machinery Co.,                                                                                       (3,054)
  Ltd.                                       (25,600)      (419)                                                       ---------
ITT Corp.                                    (11,200)      (498)
Odakyu Electric Railway Co., Ltd.            (42,000)      (360)  TELECOMMUNICATION SERVICES--(1.5)%
Rollins, Inc.                                (20,780)      (360)  General Communication, Inc. Class A         (54,290)      (376)
RSC Holdings, Inc.                           (48,450)      (326)  Telefonos de Mexico S.A.B. de C.V. ADR
Stericycle, Inc.                              (2,740)      (141)    Series L                                  (10,790)      (175)
Trinity Industries, Inc.                     (36,300)      (494)  Verizon Communications, Inc.                (20,140)      (619)
UAL Corp.                                    (63,010)      (201)                                                       ---------
United Stationers, Inc.                       (4,940)      (172)                                                          (1,170)
Wabtec Corp.                                 (18,330)      (590)                                                       ---------
                                                      ---------
                                                         (8,133)  UTILITIES--(2.1)%
                                                      ---------   DPL, Inc.                                   (23,030)      (534)
                                                                  Huaneng Power International, Inc.
INFORMATION TECHNOLOGY--(12.1)%                                     Sponsored ADR                              (3,260)       (91)
Adobe Systems, Inc.                          (21,150)      (599)  NSTAR                                        (5,640)      (181)
Amdocs Ltd.                                  (20,470)      (439)  Piedmont Natural Gas Co., Inc.               (8,030)      (194)
Automatic Data Processing, Inc.              (15,810)      (560)  RRI Energy, Inc.                            (91,280)      (457)
CA, Inc.                                     (22,700)      (396)  Tractebel Energia SA Sponsored ADR          (12,640)      (119)
eBay, Inc.                                   (41,850)      (717)                                                       ---------
Hewlett-Packard Co.                           (9,850)      (381)                                                          (1,576)
Infosys Technologies Ltd. Sponsored ADR       (7,430)      (273)                                                       ---------
Intuit, Inc.                                  (8,920)      (251)  TOTAL COMMON STOCKS SOLD SHORT--(84.0)%
Linear Technology Corp.                      (31,600)      (738)  (PROCEEDS ($67,374))                                   (64,340)
Molex, Inc.                                  (27,740)      (431)  --------------------------------------------------------------
National Instruments Corp.                   (24,140)      (545)  TOTAL SECURITIES SOLD SHORT--(84.0)%
NICE Systems Ltd. Sponsored ADR               (7,140)      (165)  (PROCEEDS ($67,374))                                   (64,340)(1)
Paychex, Inc.                                (13,180)      (332)  --------------------------------------------------------------
QLogic Corp.                                 (48,120)      (610)
Salesforce.com, Inc.                          (8,850)      (338)  ABBREVIATION LEGEND:
SAP AG Sponsored ADR                         (12,230)      (492)  ADR   American Depositary Receipt.
Sigma Designs, Inc.                          (33,760)      (541)
Telefonaktiebolaget LM Ericsson
  Sponsored ADR                             (118,630)    (1,160)

                            Refer to Footnote Legend

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                             SECURITIES SOLD SHORT
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - LONG as of 6/30/09* +
---------------------------------------------------------------------   --------
United States                                                                80%
United Kingdom                                                                4
Japan                                                                         3
France                                                                        2
Germany                                                                       2
Sweden                                                                        2
Ireland                                                                       1
Other                                                                         6
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                       AND
                             SECURITIES SOLD SHORT
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - SHORT as of 6/30/09* +
---------------------------------------------------------------------   --------
China                                                                         1%
Germany                                                                       1
Mexico                                                                        1
South Africa                                                                  1
Other                                                                        96
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

--------------------------------------------------------------------------------
                                            TOTAL VALUE                LEVEL 3
                                                 AT       LEVEL 1    SIGNIFICANT
ASSETS TABLE                                  JUNE 30,     QUOTED   UNOBSERVABLE
INVESTMENTS IN SECURITIES                       2009       PRICES      INPUTS
--------------------------------------------------------------------------------
Equity Securities:
   Preferred Stock                          $       446   $   446   $       --
   Common Stock                                  65,174    65,174           --(1)
    Short-Term Investments                        5,255     5,255           --
TOTAL INVESTMENTS                           $    70,875   $70,875   $       --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            TOTAL VALUE               LEVEL 3
                                                 AT        LEVEL 1   SIGNIFICANT
                                              JUNE 30,     QUOTED   UNOBSERVABLE
LIABILITIES TABLE                               2009       PRICES     INPUTS
--------------------------------------------------------------------------------
Equity Securities:
     Common Stock Sold Short                $   (64,340)  $(64,340)  $        --
Total Liabilities                           $   (64,340)  $(64,340)  $        --
--------------------------------------------------------------------------------

There are no Level 2 (significant observable inputs) priced securities.

(1)  Level 3 Common Stocks have a beginning and ending value of $0.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS WEALTH BUILDER FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE
                                         -----------  ----------
MUTUAL FUNDS--98.8%                                                TOTAL INVESTMENTS--99.0%
                                                                   (IDENTIFIED COST $93,552)                               73,066(1)
EQUITY FUNDS(14)--79.0%
Virtus Capital Growth Fund Class A(2)        356,561  $    3,933   Other assets and liabilities, net--1.0%                    742
Virtus Disciplined Small Cap Value Fund       72,242       1,474                                                       ----------
Virtus Foreign Opportunities Fund                                  NET ASSETS--100.0%                                  $   73,808
  Class A                                    683,577      11,703                                                       ==========
Virtus Global Infrastructure Fund
  Class A                                    320,834       2,891
Virtus Growth & Income Fund Class A          683,815       8,089
Virtus Growth Opportunities Fund Class
  A(2)                                       434,760       4,026
Virtus International Real Estate
  Securities Fund Class A                    668,992       3,091
Virtus Market Neutral Fund Class A(2)        452,305       4,591
Virtus Mid-Cap Value Fund Class A            193,722       2,964
Virtus Quality Small-Cap Fund Class A        208,617       1,585
Virtus Real Estate Securities Fund
  Class A                                    196,193       2,992
Virtus Small-Cap Growth Fund Class A(2)       69,646       1,424
Virtus Small-Cap Sustainable Growth
  Fund Class A(2)                            188,402       1,435
Virtus Value Opportunities Fund Class A    1,139,876       8,116
                                                      ----------
                                                          58,314
                                                      ----------

FIXED INCOME FUNDS(14)--19.8%
Virtus Bond Fund Class A                     579,847       5,891
Virtus High Yield Income Fund Class A        156,951       1,466
Virtus Institutional Bond Fund Class Y       204,034       5,762
Virtus Multi-Sector Short Term Bond Fund
   Class A                                   354,588       1,489
                                                      ----------
                                                          14,608
----------------------------------------------------  ----------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $93,408)                                 72,922
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $93,408)                                 72,922
----------------------------------------------------  ----------
SHORT-TERM INVESTMENTS--0.2%

MONEY MARKET MUTUAL FUNDS--0.2%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.420%)                              143,710         144
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $144)                                       144
----------------------------------------------------  ----------


                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------  ----------------------------
                                             TOTAL VALUE
                                                  AT       LEVEL 1
                                               JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                        2009       PRICES
-------------------------------------  ----------------------------
Equity Securities:
   Mutual Funds                                $72,922     $72,922
   Short-Term Investments                          144         144
TOTAL INVESTMENTS                              $73,066     $73,066
-------------------------------------  ----------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                           VIRTUS WEALTH GUARDIAN FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE
                                         -----------  ----------
MUTUAL FUNDS--99.2%                                                TOTAL INVESTMENTS--99.6%
                                                                   (IDENTIFIED COST $42,122)                               34,703(1)
EQUITY FUNDS(14)--59.8%
Virtus Capital Growth Fund Class A(2)        146,034  $    1,611   Other assets and liabilities, net--0.4%                    132
Virtus Disciplined Small Cap Value Fund       25,408         518                                                        ---------
Virtus Foreign Opportunities Fund                                  NET ASSETS--100.0%                                   $  34,835
  Class A                                    238,502       4,083                                                        =========
Virtus Global Infrastructure Fund
  Class A                                     81,049         730
Virtus Growth & Income Fund Class A          237,198       2,806
Virtus Growth Opportunities Fund
  Class A(2)                                 169,381       1,568
Virtus International Real Estate
  Securities Fund Class A                    188,230         870
Virtus Market Neutral Fund Class A(2)        188,851       1,917
Virtus Mid-Cap Value Fund Class A             69,410       1,062
Virtus Quality Small-Cap Fund Class A         70,353         535
Virtus Real Estate Securities Fund
  Class A                                     56,234         858
Virtus Small-Cap Growth Fund Class A(2)       25,538         522
Virtus Small-Cap Sustainable Growth
  Fund Class A(2)                             70,134         534
Virtus Value Opportunities Fund Class A      452,954       3,225
                                                      ----------
                                                          20,839
                                                      ----------

FIXED INCOME FUNDS(14)--39.4%
Virtus Bond Fund Class A                     537,158       5,458
Virtus High Yield Income Fund Class A        144,208       1,347
Virtus Institutional Bond Fund Class Y       194,405       5,490
Virtus Multi-Sector Short Term Bond
  Fund Class A                               343,440       1,442
                                                      ----------
                                                          13,737
----------------------------------------------------  ----------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $41,995)                                 34,576
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $41,995)                                 34,576
----------------------------------------------------  ----------
SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.420%)                              127,154         127
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $127)                                       127
----------------------------------------------------  ----------


                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's netassets as of June 30, 2009 (See Security Valuation Note 1A in the Notes toSchedulesoOf Investments):

-------------------------------------   ---------------------------
                                             TOTAL VALUE
                                                  AT       LEVEL 1
                                               JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                        2009       PRICES
-------------------------------------   ---------------------------
Equity Securities:
   Mutual Funds                              $34,576       $34,576
   Short-Term Investments                        127           127
TOTAL INVESTMENTS                            $34,703       $34,703
-------------------------------------   ---------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                          PAR VALUE         VALUE
                                         -----------  ----------                                      -----------     ----------
U.S. GOVERNMENT SECURITIES--12.0%                                  WASHINGTON--0.1%
                                                                   City of Seattle (FSA Insured)
U.S. Treasury Bond 3.500%, 2/15/39       $     4,700  $    4,064     5.000%, 6/1/38                   $       265     $      266
U.S. Treasury Notes                                                ----------------------------------------------     ----------
  0.875%, 4/30/11                             11,590      11,556   TOTAL MUNICIPAL BONDS
  2.750%, 2/28/13                              2,050       2,109   (IDENTIFIED COST $3,703)                                3,648
  4.750%, 8/15/17                              4,145       4,544   ----------------------------------------------     ----------
  3.125%, 5/15/19                              4,265       4,125
----------------------------------------------------  ----------   U.S. GOVERNMENT AGENCY
TOTAL U.S. GOVERNMENT SECURITIES                                     OBLIGATIONS--1.4%
(IDENTIFIED COST $26,392)                                 26,398
----------------------------------------------------  ----------   FHLMC
                                                                     7.500%, 7/1/09                            --(13)         --(13)
MUNICIPAL BONDS--1.7%                                                7.500%, 4/1/14                            28             31
                                                                     7.000%, 4/1/16                            26             28
ARIZONA--0.3%                                                      FNMA 3.250%, 8/12/10                     2,955          3,042
Salt River Project Agricultural                                    ----------------------------------------------     ----------
  Improvement & Power District Series                              TOTAL U.S. GOVERNMENT AGENCY
  08-A, 5.000%, 1/1/38                           625         620     OBLIGATIONS
                                                      ----------   (IDENTIFIED COST $3,015)                                3,101
                                                                   ----------------------------------------------     ----------
FLORIDA--0.4%
                                                                   MORTGAGE-BACKED SECURITIES--38.2%
Miami-Dade County Educational
  Facilities Authority Taxable Series                              AGENCY--31.5%
  C 5.480%, 4/1/16                               110         108   FHLMC
Orange County Tourist Development                                    7.000%, 1/1/33                           227            245
  (NATL- RE Insured) 5.000%, 10/1/17             640         667     6.000%, 10/1/34                          503            529
                                                      ----------     5.000%, 7/1/35                         4,896          4,999
                                                             775     5.000%, 12/1/35                        4,300          4,391
                                                      ----------   FHMLC 5.000%, 1/1/35                     1,136          1,162
                                                                   FNMA
ILLINOIS--0.1%                                                       7.000%, 5/1/14                            20             22
State of Illinois General                                            6.000%, 10/1/14                          271            289
  Obligation 5.000%, 1/1/19                      290         310     8.000%, 1/1/15                             5              5
                                                      ----------     6.500%, 6/1/16                           202            214
                                                                     6.000%, 7/1/17                            87             93
MICHIGAN--0.1%                                                       5.500%, 9/1/17                           229            242
City of Flat Rock Finance Authority                                  5.000%, 4/1/20                           329            343
  Taxable Series A 6.750%, 10/1/16                95         101     4.500%, 5/1/20                           608            621
                                                                     5.000%, 8/1/21                           230            240
Tobacco Settlement Finance Authority                                 6.439%, 3/25/29(3)                     2,279          2,472
  Taxable Series 06-A, 7.309%, 6/1/34            175         117     6.000%, 5/1/29                           204            216
                                                      ----------     6.500%, 7/1/29                           344            371
                                                             218     6.500%, 5/1/30                             7              8
                                                      ----------     7.500%, 3/1/31                           138            151
                                                                     7.000%, 7/1/31                            90             99
PENNSYLVANIA--0.2%                                                   7.000%, 9/1/31                           156            171
City of Pittsburgh Pension Obligation                                6.500%, 2/1/32                           310            333
  Taxable Series C (NATL- RE, FGIC                                   6.500%, 3/1/32                           147            158
  Insured) 6.500%, 3/1/17                        340         341     5.500%, 4/1/33                           190            197
                                                      ----------     5.000%, 5/1/33                         1,905          1,949

RHODE ISLAND--0.5%
City of Woonsocket Pension Funding
  Taxable (FSA Insured) 5.660%, 7/15/13        1,000       1,062
                                                      ----------

VIRGINIA--0.0%
Tobacco Settlement Financing Corp.
  Taxable Series 07-A1, 6.706%, 6/1/46            90          56
                                                      ----------

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                         -----------  ----------                                            -----------  ----------
AGENCY--(CONTINUED)                                                AGENCY--(CONTINUED)
  5.500%, 6/1/33                         $     1,285  $    1,333     7.500%, 9/15/29                        $       145  $      160
  5.500%, 7/1/33                               1,258       1,305     5.000%, 7/15/33                              1,814       1,861
  5.000%, 9/1/33                                 309         316     6.000%, 6/15/34                                314         329
  5.500%, 5/1/35                               3,194       3,301     4.560%, 7/16/40(3)                           1,180       1,219
  5.000%, 7/1/35                                 261         266     4.360%, 8/16/48                                470         450
  5.500%, 12/1/35                                279         289                                                         ----------
  5.500%, 3/1/36                                 640         663                                                             69,395
  5.500%, 4/1/36                                 437         452                                                         ----------
  6.390%, 5/25/36                              1,351       1,405
  6.000%, 6/1/36                                 344         362   NON-AGENCY--6.7%
  6.000%, 9/1/36                                 393         411   American Tower Trust 07-1A, AFX 144A
  5.500%, 11/1/36                                465         481     5.420%, 4/15/37 (4)                            190         173
  6.000%, 3/1/37                                 551         576   Banc of America Commercial Mortgage,
  6.000%, 9/1/37                                  55          58     Inc. 08-1, A4 6.165%, 12/10/17 (3)           1,105         857
  6.000%, 10/1/37                                500         524   Bear Stearns Adjustable Rate Mortgage
  6.000%, 1/1/38                                 135         141     Trust 05-12, 13A1 5.444%, 2/25/36 (3)          145          89
  5.000%, 2/1/38                                 983       1,002   Bear Stearns Commercial Mortgage
  6.000%, 2/1/38                                 123         128     Securities 06-PW12, A4 5.719%,
  6.000%, 2/1/38                                  56          59     9/11/38 (3)                                    765         665
  6.000%, 2/1/38                                 189         197   Citigroup Mortgage Loan Trust, Inc.
  6.000%, 2/1/38                                 272         285     04-NCM2, 2CB3 8.000%, 8/25/34                   43          38
  5.000%, 3/1/38                               3,231       3,295     05-5, 2A3 5.000%, 8/25/35                       60          50
  5.000%, 3/1/38                               1,266       1,291   Credit Suisse Mortgage Capital
  6.000%, 3/1/38                                 882         923     Certificates
  6.500%, 3/1/38                               8,259       8,858     06-C1, A4 6.551%, 2/15/39(3)                   935         756
  5.000%, 4/1/38                               1,236       1,261     08-C1, A3 6.217%, 2/15/41(3)                   265         191
  5.000%, 4/1/38                                 852         868   Crown Castle Towers LLC 144A 05-1A,
  6.000%, 5/1/38                                 287         301     AFX 4.643%, 6/15/35 (4)                        450         439
  5.500%, 6/1/38                                 909         940   DLJ Mortgage Acceptance Corp. 96-I,
  6.000%, 7/1/38                               4,812       5,035     (Principal Only) 144A 0.000%, 9/18/11 (4)(7)     4           5
  5.500%, 8/1/38                               1,915       1,979   GE Capital Commercial Mortgage Corp.
  6.000%, 8/1/38                                 297         310     03-C1, C 4.975%, 1/10/38(3)                    310         265
  6.000%, 8/1/38                                 652         682     05-C4, A2 5.305%, 11/10/45(3)                  900         874
  6.000%, 8/1/38                               2,397       2,508   GMAC Commercial Mortgage Securities,
  6.000%, 8/13/38                                195         204     Inc. 04-C2, A3 5.134%, 8/10/38                 140         128
  5.000%, 12/1/38                                554         565   Greenwich Capital Commercial Funding
  5.000%, 12/1/38                              1,037       1,058     Corp.
  4.500%, 2/15/39                                327         327     05-GG3, A3 4.569%, 1/10/12                     760         685
  4.500%, 3/1/39                                 740         739     07-GG9, A2 5.381%, 3/10/39                   1,735       1,629
  4.500%, 5/1/39                               1,000         999   GS Mortgage Securities Corp.
                                                                     II 07-GG10, A4 5.805%, 8/10/45 (3)             475         359
GNMA                                                               JPMorgan Chase Commercial Mortgage
  8.500%, 11/15/22                                 1           1     Securities Corp. 07-LD12, A4 5.882%,
  6.500%, 9/15/28                                146         158     2/15/51 (3)                                    315         236
                                                                   Lehman Brothers - UBS Commercial
                                                                     Mortgage Trust
                                                                     04-C7, A6 4.786%, 10/15/29(3)                1,000         843
                                                                     07-C2, A2 5.303%, 2/15/40                      225         203


                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                         -----------  ----------                                            -----------  ----------
NON-AGENCY--(CONTINUED)                                            Carmax Auto Owner Trust 07-2, A3
  07-C1, A2 5.318%, 2/15/40              $     1,100  $    1,042     5.230%, 12/15/11                       $       271  $      278
  07-C6, A2 5.845%, 7/15/40                      360         329   Ford Credit Auto Owner Trust 07-A,
  07-C7, A3 5.866%, 9/15/45(3)                   310         237     A3B 0.318%, 8/15/11 (3)                        256         255
Lehman Brothers Commercial Conduit                                 ----------------------------------------------------  ----------
  Mortgage Trust 07-C3, A4 5.950%,                                 TOTAL ASSET-BACKED SECURITIES
  7/15/44 (3)                                    170         123   (IDENTIFIED COST $1,596)                                   1,606
Merrill Lynch Mortgage Trust                                       ----------------------------------------------------  ----------
  04-KEY2, A4 4.864%, 8/12/39(3)               1,000         841
  05-MCP1, A2 4.556%, 6/12/43                    718         694   CORPORATE BONDS--39.7%
Merrill Lynch/Countrywide Commercial
  Mortgage Trust                                                   CONSUMER DISCRETIONARY--2.9%
  06-3, A4 5.414%, 7/12/46(3)                    445         335   Affinion Group, Inc. 10.125%, 10/15/13           560         521
  06-4, ASB 5.133%, 12/12/49(3)                  270         227   American Real Estate Partners LP
Morgan Stanley Capital I                                             7.125%, 2/15/13                                650         587
  06-T23, A4 5.811%, 8/12/41(3)                  360         305   Black & Decker Corp. (The)
  06-IQ12, A4 5.332%, 12/15/43                   420         314     5.750%, 11/15/16                               115         108
  07-IQ14, A2 5.610%, 4/15/49                    350         321   Comcast Corp.
  07-IQ14, A4 5.692%, 4/15/49(3)                 315         230     5.300%, 1/15/14                                105         109
Morgan Stanley Mortgage Loan Trust                                   5.700%, 5/15/18                                645         648
  05-5AR, 4A1 5.511%, 9/25/35 (3)                256         157     5.700%, 7/1/19                                 980         971
Paine Webber Mortgage Acceptance Corp.                             COX Communications, Inc.
  99-C1, D 7.150%, 6/15/32 (3)                   190         190     144A 6.250%, 6/1/18 (4)                        140         138
SBA Commercial Mortgage Backed                                     Echostar DBS Corp. 7.125%, 2/1/16                530         497
  Securities Trust 144A 06-1A, B 5.451%,                           Hasbro, Inc. 6.300%, 9/15/17                     135         131
  11/15/36 (4)                                   140         127   News America, Inc. 6.650%, 11/15/37              855         769
Wachovia Bank Commercial Mortgage Trust                            Time Warner Cable, Inc.
  07-C30, A5 5.342%, 12/15/43                    435         286     6.750%, 7/1/18                                 130         135
Wachovia Mortgage Loan Trust LLC                                     8.250%, 4/1/19                                 720         817
  06-A, B1 5.335%, 5/20/36 (3)(6)                257          28   Time Warner, Inc. 5.875%, 11/15/16               130         128
Washington Mutual Mortgage                                         United Artists Theatre Circuit, Inc.
  Pass-Through-Certificates, Inc.                                    Series BD-1, 9.300%, 7/1/15 (6)(8)              26          23
  05-AR3, A2 4.641%, 3/25/35 (3)                 483         372   Viacom, Inc. 6.250%, 4/30/16                      70          69
Wells Fargo Mortgage Backed Securities                             WMG Acquisition Corp. 144A 9.500%,
  Trust 05-AR4, 2A1 4.533%, 4/25/35 (3)          195         168     6/15/16 (4)                                    640         640
                                                      ----------   Yum! Brands, Inc. 6.250%, 4/15/16                140         143
                                                          14,811                                                         ----------
----------------------------------------------------  ----------                                                              6,434
TOTAL MORTGAGE-BACKED SECURITIES                                                                                         ----------
(IDENTIFIED COST $84,195)                                 84,206   CONSUMER STAPLES--2.7%
----------------------------------------------------  ----------   Alliance One International, Inc. 144A
                                                                     10.000%, 7/15/16 (4)                           725         691
ASSET-BACKED SECURITIES--0.7%                                      Altria Group, Inc. 9.250%, 8/6/19                495         556
                                                                   Costco Wholesale Corp. 5.500%, 3/15/17           420         445
AmeriCredit Automobile Receivables Trust                           CVS Caremark Corp. 5.750%, 6/1/17                645         648
  05-AX, A4 3.930%, 10/6/11                      719         720   Delhaize Group 6.500%, 6/15/17                   725         740
  06-BG, A3 5.210%, 10/6/11                       24          24   Kraft Foods, Inc. 6.125%, 8/23/18                345         357
Capital Auto Receivables Asset Trust                               PepsiCo, Inc. 7.900%, 11/1/18                    350         426
  Series 06-2, A3A 4.980%, 5/15/11                54          55   Philip Morris International, Inc.
Capital One Auto Finance Trust 07-B,                                 6.875%, 3/17/14                                275         310
  A3A 5.030%, 4/15/12                            272         274

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                         -----------  ----------                                            -----------  ----------
CONSUMER STAPLES--(CONTINUED)                                      ENERGY--(CONTINUED)
  5.650%, 5/16/18                        $       825  $      865     6.350%, 5/15/67(3)                     $       300  $      208
Procter & Gamble Co. 4.600%, 1/15/14             350         368   Williams Cos., Inc. (The) 7.125%,
Reynolds American, Inc. 6.750%, 6/15/17           95          89     9/1/11                                         125         127
Safeway, Inc. 6.500%, 3/1/11                     375         397   XTO Energy, Inc. 5.900%, 8/1/12                  735         779
                                                      ----------                                                         ----------
                                                           5,892                                                             10,471
                                                      ----------                                                         ----------

ENERGY--4.7%                                                       FINANCIALS--17.4%
BP Capital Markets plc 3.125%, 3/10/12         1,065       1,086   Aflac, Inc. 8.500%, 5/15/19                       30          32
Buckeye Partners LP 5.125%, 7/1/17               200         172   Allied Capital Corp. 6.000%, 4/1/12              100          53
Chesapeake Energy Corp. 7.250%,                                    American Express Co. 7.250%, 5/20/14             795         822
  12/15/18                                       245         214   American Express Credit Corp.
Chevron Corp. 3.950%, 3/3/14                     785         808     5.875%, 5/2/13                                 140         139
ConocoPhillips                                                     American General Finance Corp.
  4.600%, 1/15/15                                645         663     4.000%, 3/15/11                                450         298
  5.750%, 2/1/19                                 455         478     5.750%, 9/15/16                                490         263
Enbridge Energy Partners LP 5.875%,                                AvalonBay Communities, Inc. 5.750%,
  12/15/16                                       350         333     9/15/16                                        410         382
Encana Corp. 6.500%, 5/15/19                     235         252   Bank of America Corp.
Encore Acquisition Co. 6.000%, 7/15/15           310         257     5.750%, 8/15/16                                715         620
Energy Transfer Partners LP                                          5.490%, 3/15/19                                300         244
  8.500%, 4/15/14                                755         847   Bank of New York / Mellon Corp.
  5.950%, 2/1/15                                 135         136     (The) 4.950%, 11/1/12                          115         122
  6.700%, 7/1/18                                 570         583   Barclays Bank plc 144A
Enterprise Products Operating                                        2.700%, 3/5/12(4)                            1,360       1,378
  LLC 6.300%, 9/15/17                            100         100     6.050%, 12/4/17(4)                             125         108
EOG Resources, Inc. 6.875%, 10/1/18              360         409     7.700%, 4/25/49(3)(4)                          700         582
Gazprom OAO (Gaz Capital SA)                                       Bear Stearns Cos., Inc. LLC (The)
  144A 6.212%, 11/22/16(4)                       130         109     7.250%, 2/1/18                                 785         827
Halliburton Co. 6.150%, 9/15/19                   95         103   Capital One Financial Corp.
Kinder Morgan Energy Partners LP                                     5.700%, 9/15/11                                620         623
  5.850%, 9/15/12                                415         433     7.375%, 5/23/14                                365         376
  6.000%, 2/1/17                                 135         134     6.150%, 9/1/16                                 625         553
  9.000%, 2/1/19                                 500         569     5.250%, 2/21/17                                 70          61
NGPL PipeCo. LLC 144A 6.514%,                                      Chubb Corp. 6.375%, 3/29/67(3)                   420         336
  12/15/12 (4)                                   100         105   Citigroup, Inc.
Pacific Energy Partners LP/Pacific                                   5.500%, 8/27/12                                 90          87
  Energy Finance Corp. 6.250%, 9/15/15           325         312     5.000%, 9/15/14                              1,745       1,463
Petro-Canada 6.050%, 5/15/18                      45          45     4.875%, 5/7/15                                 280         229
Petropower I Funding Trust 144A                                      5.500%, 2/15/17                                 95          77
  7.360%, 2/15/14 (4)                             96          95   Countrywide Financial Corp. 6.250%,
Ras Laffan Liquefied Natural Gas Co.,                                5/15/16                                         65          58
  Ltd. II RegS 5.298%, 9/30/20 (5)               250         229   Countrywide Home Loan, Inc. Series
Smith International, Inc. 9.750%,                                    L 4.000%, 3/22/11                              615         607
  3/15/19                                         95         110   Credit Suisse First Boston 6.000%,
Talisman Energy, Inc. 7.750%, 6/1/19             465         515     2/15/18                                        630         629
TransCanada Pipelines Ltd.                                         Credit Suisse Guernsey Ltd.
  7.125%, 1/15/19                                230         260     5.860%, 11/15/49(3)                            815         530
                                                                   Credit Suisse USA, Inc. 5.850%, 8/16/16          135         139
                                                                   Deutsche Bank AG 4.875%, 5/20/13                  30          31
                                                                   ERP Operating LP 5.375%, 8/1/16                  640         589

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
Export-Import Bank of Korea 5.500%,                                  7.375%, 6/15/19                        $       520  $      511
  10/17/12                               $       135  $      137     8.875%, 6/15/38(3)                             605         502
General Electric Capital Corp.                                     Rabobank Nederland NV 144A 11.000%,
  6.750%, 3/15/32                                500         449     12/31/49 (3)(4)                                425         474
  6.875%, 1/10/39                              1,130       1,017   Regions Bank 2.750%, 12/10/10                    750         768
  6.375%, 11/15/67(3)                            715         477   Resona Bank Ltd. 144A 5.850%,
Genworth Global Funding Trusts 5.125%,                               9/29/49 (3)(4)                                 985         744
  3/15/11                                        925         893   Royal Bank of Scotland Group plc Series
Goldman Sachs Group, Inc. (The)                                      1 9.118%, 3/31/10                              370         302
  5.125%, 1/15/15                                160         157   Santander Issuances S.A Unipersonal
  6.150%, 4/1/18                                 140         136     144A 5.911%, 6/20/16 (4)                     1,085         978
  7.500%, 2/15/19                                430         460   Simon Property Group LP 6.750%, 5/15/14        1,090       1,095
Health Care REIT, Inc. 5.875%, 5/15/15           225         196   Sovereign Bank 2.750%, 1/17/12                   605         613
HSBC Finance Corp. 8.000%, 7/15/10               300         311   State Street Corp.
ICICI Bank Ltd. RegS 5.750%,                                         2.150%, 4/30/12                              1,605       1,612
  11/16/10 (5)                                   105         106     4.300%, 5/30/14                                190         188
ING Groep N.V. 5.775%, 12/8/49(3)              1,445         845   SunTrust Banks, Inc. 5.250%, 11/5/12             135         138
International Lease Finance Corp.                                  Tanger Factory Outlet Centers 6.150%,
  4.750%, 1/13/12                                225         177     11/15/15                                       190         154
Janus Capital Group, Inc. 6.500%,                                  UBS Preferred Funding Trust V Series 1
  6/15/12                                        125         115     6.243%, 5/15/49 (3)                            715         422
JPMorgan Chase & Co.                                               UDR, Inc. 5.250%, 1/15/15                        150         136
  1.650%, 2/23/11                                435         439   UFJ Finance AEC 6.750%, 7/15/13                  100         103
  Series 2, 2.125%, 6/22/12                      965         969   Wachovia Corp.
  5.750%, 1/2/13                               1,020       1,053     4.875%, 2/15/14                                200         195
  4.650%, 6/1/14                                 650         648     5.750%, 2/1/18                                 570         560
  5.125%, 9/15/14                                155         154   WEA Finance LLC/WCI Finance LLC 144A
  5.250%, 5/1/15                                  85          82     5.700%, 10/1/16 (4)                          1,065         922
  Series 1, 7.900%, 12/31/49(3)                  395         346   Wells Fargo Capital XIII 7.700%,
Lincoln National Corp. 5.650%, 8/27/12         1,195       1,160     3/26/13(3)                                     460         382
Merrill Lynch & Co., Inc.                                          Westfield Capital Corp. Ltd./ Westfield
  6.875%, 4/25/18                                695         643     Finance Authority 144A 5.125%,
  6.110%, 1/29/37                                150         116     11/15/14 (4)                                   150         135
MetLife, Inc. 6.750%, 6/1/16                     210         214   XL Capital Ltd. 5.250%, 9/15/14                  140         118
Morgan Stanley                                                     Xstrata Finance Canada Ltd. 144A
  3.006%, 5/14/10(3)                             150         150     5.800%, 11/15/16 (4)                            70          63
  6.000%, 5/13/14                                120         121                                                         ----------
  5.375%, 10/15/15                               250         245                                                             38,434
  6.625%, 4/1/18                                 615         613                                                         ----------
  7.300%, 5/13/19                                100         104   HEALTH CARE--2.2%
Nationwide Health Properties, Inc.                                 Abbott Laboratories 5.125%, 4/1/19               475         489
  6.250%, 2/1/13                                 130         123   Express Scripts, Inc.
Northern Trust Corp. 5.500%, 8/15/13              75          79     5.250%, 6/15/12                                775         801
PNC Bank NA 4.875%, 9/21/17                      155         135     7.250%, 6/15/19                                245         270
ProLogis 6.625%, 5/15/18                          60          47   Johnson & Johnson 5.150%, 7/15/18                800         852
Protective Life Secured Trust 4.000%,                              Merck & Co., Inc. 1.875%, 6/30/11                355         356
  4/1/11                                       1,670       1,650   Pfizer, Inc.
Prudential Financial, Inc.                                           4.450%, 3/15/12                                625         656
  6.200%, 1/15/15                                505         494

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
HEALTH CARE--(CONTINUED)                                           TELECOMMUNICATION SERVICES--(CONTINUED)
  6.200%, 3/15/19                        $       730  $      798   Deutsche Telekom International Finance
Quest Diagnostics, Inc. 6.400%, 7/1/17           435         444     BV 5.750%, 3/23/16                     $       100  $      102
WellPoint, Inc. 5.250%, 1/15/16                  125         118   Embarq Corp. 6.738%, 6/1/13                       65          66
                                                      ----------   France Telecom SA 4.375%, 7/8/14                 355         358
                                                           4,784   Nextel Communications, Inc. Series D
                                                      ----------     7.375%, 8/1/15                                  70          56
INDUSTRIALS--1.1%                                                  Qwest Corp.
Allied Waste North America, Inc.                                     7.875%, 9/1/11                                  65          65
  7.250%, 3/15/15                                545         553     8.875%, 3/15/12                                385         390
American Airlines, Inc. 99-1, 7.024%,                              Sprint Capital Corp. 8.750%, 3/15/32             165         134
  10/15/09                                       365         360   Sprint Nextel Corp. 6.000%, 12/1/16               65          53
Cintas Corp. No. 2 6.125%, 12/1/17               105          97   Telecom Italia Capital SA
Continental Airlines, Inc. 98-1A,                                    5.250%, 10/1/15                                215         207
  6.648%, 3/15/19                                309         253     6.999%, 6/4/18                                  95          96
DI Finance/DynCorp International, Inc.                               7.175%, 6/18/19                                615         623
  Series B 9.500%, 2/15/13                       555         536   Telefonica Emisiones S.A.
ITT Corp. 6.125%, 5/1/19                         480         493     5.984%, 6/20/11                              1,080       1,137
Masco Corp. 5.850%, 3/15/17                       45          36     5.877%, 7/15/19                                745         768
Owens Corning, Inc. 6.500%, 12/1/16               35          31   Verizon Communications, Inc.
                                                      ----------     4.900%, 9/15/15                                130         130
                                                           2,359     5.500%, 4/1/17                                  70          70
                                                      ----------     6.350%, 4/1/19                                 960         999
INFORMATION TECHNOLOGY--1.5%                                       Virgin Media Finance plc Series S
Broadridge Financial Solutions, Inc.                                 8.750%, 4/15/14                                610         598
  6.125%, 6/1/17                                  55          46   Vodafone Group plc 6.150%, 2/27/37                70          69
Fiserv, Inc. 6.125%, 11/20/12                    920         955   Windstream Corp. 7.000%, 3/15/19                 435         381
Hewlett-Packard Co.                                                                                                      ----------
  2.250%, 5/27/11                                350         351                                                              9,147
  2.950%, 8/15/12                                345         348                                                         ----------
Intuit, Inc. 5.750%, 3/15/17                     430         409   UTILITIES--2.9%
Oracle Corp. 6.125%, 7/8/39                      685         680   Appalachian Power Co. 5.550%, 4/1/11             810         839
Tyco Electronic Group SA 6.000%,                                   Atmos Energy Corp. 6.350%, 6/15/17               465         473
  10/1/12                                        330         324   Dominion Resources, Inc. 8.875%,
Xerox Corp. 6.750%, 2/1/17                       170         155     1/15/19                                        180         215
                                                      ----------   Florida Power Corp. 6.650%, 7/15/11              520         562
                                                           3,268   Georgia Power Co. 6.000%, 11/1/13                335         365
                                                      ----------   Great River Energy 144A 5.829%,
MATERIALS--0.2%                                                      7/1/17 (4)                                     122         118
Anglo American Capital plc 144A 9.375%,                            MidAmerican Energy Co. 5.800%, 10/15/36          705         690
  4/8/19(4)                                      105         113   Nevada Power Co. Series O 6.500%,
Freeport-McMoRan Copper & Gold, Inc.                                 5/15/18                                        730         746
  8.375%, 4/1/17                                 275         277   NiSource Finance Corp. 6.400%, 3/15/18           130         119
                                                      ----------   Northeast Utilities 5.650%, 6/1/13               140         141
                                                             390   Pacific Gas & Electric Co.
                                                      ----------     8.250%, 10/15/18                               650         793
TELECOMMUNICATION SERVICES--4.1%                                     6.250%, 3/1/39                                 250         267
Alltel Corp. 7.000%, 7/1/12                      350         378   Sempra Energy 6.500%, 6/1/16                      40          42
AT&T, Inc.
  6.250%, 3/15/11                                400         424
  5.875%, 2/1/12                                 130         139
  5.625%, 6/15/16                                130         134
  5.800%, 2/15/19                              1,070       1,086
  6.550%, 2/15/39                                685         684

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE
                                         -----------  ----------
UTILITIES--(CONTINUED)
South Carolina Electric & Gas Co.
  6.500%, 11/1/18                        $       310  $      351
Virginia Electric & Power Co. Series A
  5.400%, 1/15/16                                645         673
                                                      ----------
                                                           6,394
----------------------------------------------------  ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $88,908)                                 87,573
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--93.7%
(IDENTIFIED COST $207,809)                               206,532
----------------------------------------------------  ----------

                                            SHARES       VALUE
                                         -----------  ----------
SHORT-TERM INVESTMENTS--4.8%

MONEY MARKET MUTUAL FUNDS--4.8%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
  (seven-day effective yield 0.420%)      10,662,339      10,662
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,662)                                 10,662
----------------------------------------------------  ----------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $218,471)                               217,194(1)
Other Assets and Liabilities--1.5%                         3,326
                                                      ----------
NET ASSETS--100.0%                                    $  220,520
                                                      ==========

ABBREVIATIONS:
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
NATL  National Public Finance Guarantee Corp.
REIT  Real Estate Investment Trust
SBA   Small Business Administration

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States                                                                94%
United Kingdom                                                                2
Canada                                                                        1
Netherlands                                                                   1
Spain                                                                         1
Other                                                                         1
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

--------------------------------------------------------------------------------------------
                                          TOTAL VALUE               LEVEL 2        LEVEL 3
                                               AT       LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                            JUNE 30,     QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:                    2009       PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------------------
Debt Securities:
  U.S. Government and Agency Securities     $ 29,499    $    --     $ 29,499        $ --
  Municipal Securities                         3,648         --        3,648          --
  Mortgage-Backed Securities                  84,206         --       84,206          --
  Asset-Backed Securities                      1,606         --        1,606          --
  Corporate Debt                              87,573         --       86,968         605
Equity Securities:
  Short-Term Investments                      10,662     10,662           --          --
TOTAL INVESTMENTS                           $217,194    $10,662     $205,927        $605
--------------------------------------------------------------------------------------------


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

($ reported in thousands)

                                                  Mortgage-    Corporate
                                                   Backed        Debt
INVESTMENTS IN SECURITIES                TOTAL   Securities   Securities
                                         -----   ----------   ----------
BALANCE AS OF SEPTEMBER 30, 2008:         $529      $ 11         $518
Accrued Discount/(Premium)                  --        --           --
Realized Gain (Loss)                        (1)       (1)          --
Change in Unrealized Appreciation
  (Depreciation)                            91         3           88
Net Purchases/(Sales)                      (10)       (9)          (1)
Transfers In and/or Out of Level 3 (1)      (4)       (4)          --
                                          ----      ----         ----
BALANCE AS OF JUNE 30, 2009               $605      $ --         $605
                                          ====      ====         ====

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                         VIRTUS CA TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
MUNICIPAL TAX-EXEMPT BONDS(12)--97.1%                              GENERAL OBLIGATION--(CONTINUED)
                                                                   Gilroy Unified School District
DEVELOPMENT REVENUE--5.6%                                            (NATL-RE, FGIC Insured)
Hercules Redevelopment Agency                                        5.000%, 8/1/27                         $       500  $      495
  Tax-Allocation (AMBAC Insured)                                   Grossmont-Cuyamaca Community College
  5.000%, 8/1/29                         $       500  $      404     District Election of 2002 Series A
Ontario Redevelopment Financing                                      (NATL-RE Insured) 5.000%, 8/1/19                40          42
  Authority,                                                       Los Angeles Unified School District,
  Project No.1(NATL-RE Insured)                                      Series A-1 (NATL-RE Insured)
    6.900%, 8/1/10                                70          72     4.500%, 1/1/28                                 500         447
  Project No.1(NATL-RE Insured)                                    Placer Union High School District
    5.250%, 8/1/13                               500         513     (FSA Insured) 5.960%, 8/1/32                 1,500         379
San Diego Redevelopment Agency,                                    Rancho Santiago Community College
  Center City                                                        District (FSA Insured)
  Series B (AMBAC Insured)                                           4.630%, 9/1/27                               1,200         433
    5.350%, 9/1/24                             1,000         932   San Rafael Elementary School District,
  Series A (AMBAC Insured)                                           Election of 2002-B (NATL- RE,
    4.750%, 9/1/30                               500         385     FGIC Insured) 5.625%, 8/1/26                 1,000         393
Santa Clara Redevelopment Agency                                   Santa Ana Unified School District
  Tax Allocation (NATL-RE Insured)                                   (NATL- RE, FGIC Insured)
  5.000%, 6/1/22                               1,000         899     5.700%, 8/1/22                                 400         410
                                                      ----------   Santa Clara Unified School District
                                                           3,205     (NATL- RE, FGIC Insured)
                                                      ----------     5.500%, 7/1/20                               1,000       1,027
                                                                   Walnut Valley Unified School District,
EDUCATION REVENUE--5.0%                                              Series A (NATL-RE Insured)
California Educational Facilities                                    5.750%, 8/1/19                               3,095       1,613
  Authority, University of Southern                                                                                      ----------
  California  Series A 5.250%, 10/1/38         1,000       1,021                                                             10,500
North City West School Facilities                                                                                        ----------
  Financing Authority, Series B
  (AMBAC Insured) 5.250%, 9/1/19               1,000         940   GENERAL REVENUE--17.6%
Sweetwater Unified High School                                     Anaheim Public Financing Authority,
  District, Public Financing                                         Series C (FSA Insured)
  Authority, Series A (FSA Insured)                                  6.000%, 9/1/16                               1,600       1,731
  5.000%, 9/1/29                               1,000         868   Golden State Tobacco
                                                      ----------     Securitization Corp.,
                                                           2,829     Series A-1 5.125%, 6/1/47                    1,500         810
                                                      ----------     Series A-1 5.750%, 6/1/47                    1,000         599
                                                                   Los Angeles County Public Works
GENERAL OBLIGATION--18.4%                                            Financing Authority, Series A
Antelope Valley Union High School                                    (FSA Insured) 5.500%, 10/1/18                  420         472
  District, Series A                                               Pomona, Certificates of Participation
  (NATL- RE Insured) 5.000%, 2/1/27            1,000         973     (AMBAC Insured) 5.500%, 6/1/28               1,365       1,386
Brea & Olinda Unified School District,                             San Diego County, Certificates of
  Series A (NATL- RE, FGIC Insured)                                  Participation (AMBAC Insured)
  6.000%, 8/1/15                                 150         174     5.250%, 11/1/15                                960       1,018
Butte-Glenn Community College                                      San Jose Financing Authority, Series
  District, Series A (NATL-RE Insured)                               F (NATL- RE Insured) 5.000%, 9/1/15          1,000       1,046
  5.500%, 8/1/19                               1,000       1,049   South Bay Regional Public
California State                                                     Communications Authority
  5.250%, 6/1/16                                  65          65     (ACA Insured) 4.750%, 1/1/31                   635         447
  5.500%, 3/1/26                                 500         487   South Coast Air Quality Management
  5.000%, 9/1/30                                 600         524     Corp. (AMBAC Insured) 6.000%, 8/1/11         1,000       1,086
  5.000%, 11/1/32                                700         602   State Public Works Board of the
  5.000%, 12/1/37                                250         210     State of California
California State Veterans Bonds,
  Series BG 5.150%, 12/1/14                      895         901
  Series CC 4.500%, 12/1/37                      330         276

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
GENERAL REVENUE--(CONTINUED)                                       MUNICIPAL UTILITY DISTRICT REVENUE--
  Department of Health Services,                                     (CONTINUED)
  Richmond Lab Series B (XLCA Insured)                             Sacramento Municipal Utilities
    5.000%, 11/1/17                      $       460  $      446     District, Financing Authority
  Highway Patrol Series C 5.250%,                                    (NATL-RE Insured) 4.750%, 7/1/26       $       500  $      401
    11/1/20                                      500         477                                                         ----------
  Department of General Services                                                                                                889
    Buildings 8 & 9 Series                                                                                               ----------
    A 6.125%, 4/1/29                             500         493
                                                      ----------   NATURAL GAS REVENUE--1.1%
                                                          10,011   Roseville Natural Gas Financing
                                                      ----------     Authority 5.000%, 2/15/24                      750         612
                                                                                                                         ----------
HIGHER EDUCATION REVENUE--1.6%
University of California,                                          POWER REVENUE--2.3%
  Series G (NATL-RE, FGIC Insured)                                 Northern California Power Agency,
    4.750%, 5/15/35                              525         472     Hydroelectric Project No.1 Series A
  Series B 4.750%, 5/15/38                       500         442     (NATL-RE Insured) 5.000%, 7/1/15             1,000       1,006
                                                      ----------   Unrefunded Portion (NATL-RE Insured)
                                                             914     5.200%, 7/1/32                                 330         302
                                                      ----------                                                         ----------
                                                                                                                              1,308
MEDICAL REVENUE--7.4%                                                                                                    ----------
California Health Facilities Financing
  Authority, Cedars-Sinai Medical                                  PRE-REFUNDED--26.8%
  Center 5.000%, 11/15/34                        500         445   Contra Costa County Home Mortgage
California Health Facilities Financing                               (GNMA Collateralized)
  Authority, Providence Health &                                     7.500%, 5/1/14 (11)                            500         621
  Services Series C 6.500%, 10/1/38              300         321   Cypress Single Family Residential
California Health Facilities Financing                               Mortgage, Series B
  Authority, Stanford Hospital and                                   (Private Mortgage Insurance)
  Clinics Series A 5.000%, 11/15/14              250         257     7.250%, 1/1/12 (11)                            200         230
California Health Facilities Financing                             Duarte Redevelopment Agency Single
  Authority, Sutter Health Series                                    Family Mortgage, Series A
  A 5.000%, 11/15/42                             870         745     (FNMA Collateralized)
California State Public Works Board,                                 6.875%, 11/1/11 (11)                           300         340
  Department of Mental Health Series                               Grossmont-Cuyamaca Community College
  A 5.500%, 6/1/16                             1,000       1,015     District Election of 2002 Series A
California Statewide Communities                                     Pre-refunded 8/1/13 @100
  Development Authority, Kaiser                                      (NATL-RE Insured) 5.000%, 8/1/13               210         239
  Permanente, Series B 5.000%, 3/1/41            500         417   Huntington Park Redevelopment Agency
California Statewide Communities                                     Single Family Residential Mortgage,
  Development Authority, St. Joseph                                  Series A (FHA/VA/PRIV MTGS Insured)
  Health System (FGIC Insured)                                       8.000%, 12/1/19 (11)                         2,400       3,332
  5.750%, 7/1/47                                 500         478   Los Angeles Harbor Department 7.600%,
San Joaquin General Hospital Project,                                10/1/18(11)                                    840       1,036
  Certificates of Participation                                    M-S-R Public Power Agency San Juan
  (NATL-RE Insured) 5.250%, 9/1/12               100         101     Project, Series D (NATL-RE Insured)
Santa Clara County Financing                                         6.750%, 7/1/20 (11)                          1,740       2,091
  Authority, Series A (AMBAC Insured)                              Northern California Power Agency,
  7.750%, 11/15/11                               400         453     Hydroelectric Project No.1 Series A
                                                      ----------     Pre-refunded 7/1/21 @ 100
                                                           4,232     (AMBAC Insured) 7.500%, 7/1/23                 195         259
                                                      ----------   Riverside County Redevelopment Agency,
                                                                     Pre-refunded 10/01/11 @ 102
MUNICIPAL UTILITY DISTRICT REVENUE--1.6%                             (AMBAC Insured) 5.250%, 10/1/17                250         278
East Bay Municipal Utility District                                Riverside County Single Family(11)
  (NATL-RE Insured) 5.000%, 6/1/35               500         488

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                SHARES      VALUE
                                         -----------  ----------                                          -----------  ----------
PRE-REFUNDED--(CONTINUED)                                          SHORT-TERM INVESTMENTS--1.9%
  Series B (GNMA Collateralized)
    8.625%, 5/1/16(11)                   $     1,000  $    1,311   MONEY MARKET MUTUAL FUNDS--1.9%
  Series A (GNMA Collateralized)                                   State Street Institutional Tax Free
    7.800%, 5/1/21(11)                         4,000       5,321     Money Market Fund Institutional
Stockton Housing Facility, O'Connor                                  Shares (seven-day effective
  Woods Project Series A Pre-refunded                                yield 0.200%)                          1,076,245  $    1,076
  9/20/17 @ 100 (GNMA Collateralized)                              --------------------------------------------------  ----------
  5.600%, 3/20/28                                200         202   TOTAL SHORT-TERM INVESTMENTS
                                                      ----------   (IDENTIFIED COST $1,076)                                 1,076
                                                          15,260   --------------------------------------------------  ----------
                                                      ----------   TOTAL INVESTMENTS--99.0%
                                                                   (IDENTIFIED COST $57,667)                               56,318(1)
TRANSPORTATION REVENUE--1.6%
Alameda Corridor Transportation                                    Other assets and liabilities,
  Authority,                                                         net--1.0%                                                590
  Series A (NATL-RE Insured)                                                                                           ----------
    5.125%, 10/1/16                              150         151   NET ASSETS--100.0%                                  $   56,908
  Series A (NATL-RE Insured)                                                                                           ==========
    5.125%, 10/1/17                              125         126
Los Angeles Harbor Department Revenue
  (NATL-RE Insured) 4.500%, 8/1/27               500         425
San Francisco Bay Area Rapid Transit
  District 5.250%, 7/1/17                        180         181
                                                      ----------
                                                             883
                                                      ----------

WATER & SEWER REVENUE--8.1%
California Statewide Communities
  Development Authority, Anheuser-Bush
  Project 4.800%, 9/1/46                       1,000         688
Delta Diablo Sanitation District,
  Certificates of Participation
  (NATL-RE Insured) 6.650%, 12/1/16            1,070         687
El Dorado Irrigation District,
  Certificates of Participation,
  Series A (NATL-RE, FGIC Insured)
  5.250%, 3/1/16                                 365         377
Modesto Wastewater, Series A
  (FSA Insured) 5.000%, 11/1/19                  245         258
Mountain View Shoreline Regional Park
  Community, Series A
  (NATL-RE Insured) 5.500%, 8/1/21             1,000       1,000
Redlands Financing Authority, Series A
  (FSA Insured) 5.000%, 9/1/17                 1,000       1,020
Sweetwater Water Authority
  (AMBAC Insured) 5.250%, 4/1/10                  40          40
Westlands Water District,
  Certificates of Participation
  (NATL-RE Insured) 5.250%, 9/1/14               500         529
                                                      ----------
                                                           4,599
----------------------------------------------------  ----------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $56,591)                                 55,242
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $56,591)                                 55,242
----------------------------------------------------  ----------

ABBREVATIONS:
ACA           American Capital Access Financial Guarantee Corp.
AMBAC         American Municipal Bond Assurance Corporation.
FGIC          Financial Guaranty Insurance Company
FHA           Federal Housing Authority
FNMA          Fannie Mae or Federal National Mortgage Association
FSA           Financial Security Assurance, Inc.
GNMA          Ginnie Mae or Government National Mortgage Association
NATL/NATL-RE  National Public Finance Guarantee Corp. formerly Municipal Bond
              Insurance Association.
XLCA          XL Capital Assurance


                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------   -----------------------------------
                                        TOTAL VALUE               LEVEL 2
                                             AT       LEVEL 1   SIGNIFICANT
                                          JUNE 30,     QUOTED   OBSERVABLE
INVESTMENTS IN SECURITIES                   2009       PRICES     INPUTS
-------------------------------------   -----------------------------------
Debt Securities:
  Municipal Securities                  $    55,242   $    --   $    55,242
Equity Securities:
  Short-Term Investments                      1,076     1,076            --
TOTAL INVESTMENTS                       $    56,318   $ 1,076   $    55,242
-------------------------------------   -----------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                             VIRTUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
CORPORATE BONDS--92.9%                                             CONSUMER DISCRETIONARY--(CONTINUED)
CONSUMER DISCRETIONARY--31.2%                                        Series AW-0, 9.300%, 7/1/15 (6)(8)    $          2  $        1
Affinion Group, Inc.                                                 Series BE-9, 9.300%, 7/1/15 (6)((8)             12          11
  10.125%, 10/15/13                      $       645  $      600   Viacom, Inc. 6.125%, 10/5/17                     425         413
  11.500%, 10/15/15                            1,555       1,337   Videotron Ltee 9.125%, 4/15/18                 1,490       1,522
AMC Entertainment, Inc. 8.000%, 3/1/14         1,255       1,076   WMG Acquisition Corp. 144A 9.500%,
American Real Estate Partners LP                                     6/15/16(4)                                   1,340       1,340
  8.125%, 6/1/12                               1,515       1,394                                                         ----------
  7.125%, 2/15/13                                480         433                                                             27,343
Cinemark USA, Inc. 144A 8.625%,                                                                                          ----------
  6/15/19(4)                                     685         680   CONSUMER STAPLES--9.3%
CSC Holdings, Inc. 144A 8.625%,                                    Alliance One International, Inc.
  2/15/19(4)                                   2,050       2,004     11.000%, 5/15/12                               520         546
Dollar General Corp. PIK Interest                                    12.750%, 11/15/12                              605         640
  Capitalization 11.875%, 7/15/17(3)             780         846     144A 10.000%, 7/15/16(4)                     1,365       1,300
Dollarama Group LP 8.875%, 8/15/12               760         739   Constellation Brands, Inc. 7.250%,
Echostar DBS Corp.                                                   9/1/16                                       1,185       1,102
  6.625%, 10/1/14                                410         379   Dole Food Co., Inc.
  7.125%, 2/1/16                                 780         731     8.750%, 7/15/13                                 65          60
Education Management LLC/Education                                   144A 13.875%, 3/15/14(4)                       825         912
  Management Finance Corp. 10.250%,                                Ingles Markets, Inc. 144A 8.875%,
  6/1/16                                         555         545     5/15/17(4)                                   1,200       1,185
Expedia, Inc. 144A 8.500%, 7/1/16(4)             780         753   Pantry, Inc. (The) 7.750%, 2/15/14               895         797
Goodyear Tire & Rubber Co. (The)                                   Stater Brothers Holdings, Inc.
  5.010%, 12/1/09(3)                              15          15     8.125%, 6/15/12                                170         168
  10.500%, 5/15/16                             1,210       1,228     7.750%, 4/15/15                                565         545
Jarden Corp. 8.000%, 5/1/16                    1,230       1,178   SUPERVALU, Inc. 8.000%, 5/1/16                   930         907
Jostens IH Corp. 7.625%, 10/1/12                 900         902                                                         ----------
Levi Strauss & Co. 8.875%, 4/1/16                755         734                                                              8,162
Park Place Entertainment Corp.                                                                                           ----------
  7.875%, 3/15/10                                900         828   ENERGY--6.9%
Sally Holdings LLC/Sally Capital, Inc.                             Chesapeake Energy Corp.
  10.500%, 11/15/16                              720         716     9.500%, 2/15/15                                285         289
Scientific Games International, Inc.                                 6.625%, 1/15/16                              1,240       1,094
  144A 9.250%, 6/15/19(4)                      1,355       1,362   El Paso Corp.
Service Corp. International 7.625%,                                  6.875%, 6/15/14                                665         624
  10/1/18                                      1,000         933     8.250%, 2/15/16                                515         504
Speedway Motorsports, Inc.                                         Encore Acquisition Co. 6.000%, 7/15/15         1,045         867
  6.750%, 6/1/13                               1,110       1,066   Pioneer Natural Resources Co.
  144A 8.750%, 6/1/16(4)                         315         321     6.650%, 3/15/17                                100          88
Starwood Hotels & Resorts Worldwide,                                 6.875%, 5/1/18                                 930         815
  Inc. 7.875%, 10/15/14                        1,210       1,139   Plains Exploration & Production Co.
Stewart Enterprises, Inc. 6.250%,                                    7.000%, 3/15/17                                715         629
  2/15/13                                        830         776     7.625%, 6/1/18                                 540         487
Susser Holdings LLC/ Susser Finance
  Corp. 10.625%, 12/15/13                        765         771   Targa Resources Partners LP/Targa
United Artists Theatre Circuit, Inc.                                 Resources Partners Finance Corp.
  Series 95-A, 9.300%, 7/1/15(6)((8)             316         274     144A 11.250%, 7/15/17(4)                       685         651
  Series BD-1, 9.300%, 7/1/15(6)((8)             340         296                                                         ----------
                                                                                                                              6,048
                                                                                                                         ----------

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE     VALUE                                                PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
FINANCIALS--7.3%                                                   MATERIALS--1.7%
Felcor Lodging LP 9.000%, 6/1/11         $       615  $      544   Freeport-McMoRan Copper & Gold, Inc.
Ford Motor Credit Co. LLC 7.875%,                                    8.375%, 4/1/17                         $     1,480  $    1,491
  6/15/10                                      2,000       1,900                                                         ----------
Fresenius US Finance II, Inc. 144A                                 TELECOMMUNICATION SERVICES--15.9%
  9.000%, 7/15/15(4)                           1,580       1,655   Cincinnati Bell, Inc. 8.375%, 1/15/14            880         818
GMAC, Inc. 144A 6.750%, 12/1/14(4)             1,230         978   Citizens Communications Corp. 7.125%,
Host Hotels & Resorts LP Series                                      3/15/19                                      1,115         956
  O 6.375%, 3/15/15                            1,220       1,061   Hughes Network Systems LLC/Hughes
Royal Bank of Scotland Group plc                                     Network Systems Finance Corp.
  Series 1 9.118%, 3/31/10                       185         151     9.500%, 4/15/14                              1,770       1,734
Ventas Realty LP/Ventas Capital Corp.                              Intelsat Corp. 144A 9.250%, 8/15/14(4)         2,145       2,086
  Series 1 6.500%, 6/1/16                        155         140   PAETEC Holding Corp. 144A 8.875%,
                                                      ----------     6/30/17(4)                                     680         643
                                                           6,429   Poland Telecom Finance BV Series B
                                                      ----------     14.000%, 12/1/09 (2)(7)(8)(9)                4,942          62
HEALTH CARE--4.8%                                                  Qwest Corp.
Bio-Rad Laboratories, Inc. 144A 8.000%,                              8.875%, 3/15/12                                615         623
  9/15/16(4)                                     330         327     144A 8.375%, 5/1/16(4)                         175         169
Community Health Systems, Inc. 8.875%,                               6.500%, 6/1/17                                 735         647
  7/15/15                                      1,205       1,187   Sprint Capital Corp.
HCA, Inc.                                                            7.625%, 1/30/11                                985         979
  9.250%, 11/15/16                             2,000       1,975     8.750%, 3/15/32                              1,560       1,263
  144A 8.500%, 4/15/19(4)                        690         680   Stratos Global Corp. 9.875%, 2/15/13             615         618
                                                      ----------   Virgin Media Finance plc Series S
                                                           4,169     8.750%, 4/15/14                              2,045       2,004
                                                      ----------   Windstream Corp. 7.000%, 3/15/19               1,475       1,291
INDUSTRIALS--7.5%                                                                                                        ----------
ARAMARK Corp. 8.500%, 2/1/15                     650         634                                                             13,893
Corrections Corporation of America                                                                                       ----------
  7.750%, 6/1/17                                 610         604   UTILITIES--2.3%
DI Finance/DynCorp International, Inc.                             NRG Energy, Inc. 7.375%, 1/15/17               2,105       1,989
  Series B 9.500%, 2/15/13                     2,000       1,930   ----------------------------------------------------  ----------
L-3 Communications Corp. 5.875%,                                   TOTAL CORPORATE BONDS
  1/15/15                                      1,430       1,276   (IDENTIFIED COST $85,009)                                 81,330
LVB Acquisition, Inc. 11.625%, 10/15/17        2,120       2,088   ----------------------------------------------------  ----------
                                                      ----------   LOAN AGREEMENTS--4.4%
                                                           6,532   CONSUMER DISCRETIONARY--2.9%
                                                      ----------   Cengage Learning Acquisitions, Inc.
INFORMATION TECHNOLOGY--6.0%                                         Tranche, 2.820%, 7/5/14(3)                     848         717
Dycom Industries, Inc. 8.125%, 10/15/15          985         832   Education Management LLC/ Education
Inmarsat Finance II plc 10.375%,                                     Management Finance Corp. Tranche,
  11/15/12(3)                                    765         796     3.000%, 6/1/13(3)                            1,257       1,161
Inmarsat Finance plc 7.625%, 6/30/12             480         470   KAR Holdings. Inc. Tranche, 2.873%,
Lender Processing Services, Inc.                                     4/20/13 (3)                                    700         622
  8.125%, 7/1/16                               1,085       1,069                                                         ----------
SunGard Data Systems, Inc.                                                                                                    2,500
  9.125%, 8/15/13                              1,255       1,192                                                         ----------
  10.250%, 8/15/15                               985         915   FINANCIALS--0.9%
                                                      ----------   Nuveen Investments, Inc. Tranche B,
                                                           5,274     3.506%, 11/13/14(3)                          1,047         834
                                                      ----------                                                         ----------

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE
                                         -----------  ----------
INDUSTRIALS--0.6%
RSC Equipment Rental, Inc. Tranche,
  4.095%, 11/30/13(3)                    $       680  $      523
----------------------------------------------------  ----------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,263)                                   3,857
----------------------------------------------------  ----------

                                            SHARES       VALUE
                                         -----------  ----------
COMMON STOCKS--0.0%
INDUSTRIALS--0.0%
ACG Holdings, Inc.(2)(7)(8)                       76           0
----------------------------------------------------  ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $358)                                         0
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $88,630)                                 85,187
----------------------------------------------------  ----------
SHORT-TERM INVESTMENTS--0.6%

MONEY MARKET MUTUAL FUNDS--0.6%
State Street Institutional Liquid
  Reserves Fund
Institutional Shares
(seven-day effective yield 0.420%)           565,660         566
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $565)                                       566
----------------------------------------------------  ----------
TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $89,195)                                 85,753(1)
Other Assets and Liabilities--2.1%                         1,833
                                                      ----------
NET ASSETS--100.0%                                    $   87,586
                                                      ==========

ABBREVIATIONS:

PIK  Payment-in-Kind Security


                            Refer to Footnote Legend

                             VIRTUS HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States                                                                94%
United Kingdom                                                                4
Canada                                                                        2
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------------------------
                                         TOTAL VALUE               LEVEL 2        LEVEL 3
                                              AT       LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                           JUNE 30,     QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:                   2009       PRICES      INPUTS        INPUTS
-------------------------------------------------------------------------------------------
Debt Securities:
  Corporate Debt                         $    81,330   $    --   $    80,686   $        644
  Loan Agreements                              3,857        --         3,857             --
Equity Securities:
  Common Stock                                    --(1)     --            --             --(1)
  Short-Term Investments                         566       566            --             --
TOTAL INVESTMENTS                        $    85,753   $   566   $    84,543   $        644
-------------------------------------------------------------------------------------------

(1) Amount is less than $500.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

($ reported in thousands)

                                                Corporate
                                                   Debt      Common
INVESTMENTS IN SECURITIES               TOTAL   Securities    Stock
                                        -----   ----------   ------
BALANCE AS OF SEPTEMBER 30, 2008:       $ 771     $ 707      $ 64
Accrued Discount/(Premium)                  2         2        --
Realized Gain (Loss)                      103        --       103
Change in Unrealized Appreciation
(Depreciation)                            (93)      (29)      (64)
Net Purchases/(Sales)                    (139)      (36)     (103)
Transfers In and/or Out of Level 3(1)      --        --        --
                                        -----     -----       ---
BALANCE AS OF JUNE 30, 2009             $ 644     $ 644       $--(2)
                                        =====     =====       ===

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       -------------  ----------                                          -------------  ----------
U.S. GOVERNMENT SECURITIES--0.3%                                   Kingdom of Sweden Series 1048 4.000%,
                                                                     12/1/09                              $    3,775SEK  $      496
U.S. Treasury Bond 4.250%, 5/15/39     $      450     $      446   Republic of Argentina Series GDP
----------------------------------------------------  ----------     2.280%, 12/15/35 (3)                         3,200         133
TOTAL U.S. GOVERNMENT SECURITIES                                   Republic of Argentina PIK Interest
(IDENTIFIED COST $463)                                       446     Capitalization 8.280%, 12/31/33              2,983       1,581
----------------------------------------------------  ----------   Republic of Colombia 12.000%,
MUNICIPAL BONDS--0.9%                                                10/22/15                                600,000COP         321
                                                                   Republic of Indonesia
ARIZONA--0.5%                                                        Series FR-23 11.000%, 12/15/12        6,200,000IDR         638
Salt River Project Agricultural                                      Series FR-30 10.750%, 5/15/16         3,500,000IDR         349
  Improvement & Power District                                       RegS 6.625%, 2/17/37(5)                     765            621
  Series 08-A, 5.000%, 1/1/38                 730            726   Republic of Korea Series 1112 4.750%,
                                                      ----------     12/10/11                                775,000KRW         618
MICHIGAN--0.1%                                                     Republic of Trinidad and Tobago RegS
Tobacco Settlement Finance Authority                                 9.875%, 10/1/09 (5)                         135            138
  Taxable Series 06-A, 7.309%, 6/1/34         165            110   Republic of Turkey 0.000%, 2/2/11           1,000TRL         542
                                                      ----------   Republic of Ukraine 144A 6.580%,
SOUTH DAKOTA--0.1%                                                   11/21/16 (4)                                250            171
Educational Enhancement Funding Corp.                              Russian Federation RegS 7.500%,
  Taxable Series 02-A, 6.720%, 6/1/25         219            192     3/31/30 (3)(5)                              144            142
                                                      ----------   ----------------------------------------------------  ----------
VIRGINIA--0.2%                                                     TOTAL FOREIGN GOVERNMENT SECURITIES
Tobacco Settlement Financing Corp.                                 (IDENTIFIED COST $21,106)                                 21,348
  Taxable Series 07-A1, 6.706%,                                    ----------------------------------------------------  ----------
  6/1/46                                      345            214   MORTGAGE-BACKED SECURITIES--13.1%
----------------------------------------------------  ----------
TOTAL MUNICIPAL BONDS                                              AGENCY--4.4%
(IDENTIFIED COST $1,424)                                   1,242   FNMA
----------------------------------------------------  ----------     5.000%, 6/1/35                            2,721          2,781
FOREIGN GOVERNMENT SECURITIES--15.1%                                 5.000%, 10/1/35                           3,363          3,436
                                                                                                                         ----------
Bolivarian Republic of Venezuela                                                                                              6,217
  8.500%, 10/8/14                             120             86                                                         ----------
  RegS 7.000%, 12/1/18(5)                     250            144
  9.250%, 9/15/27                             460            315   NON-AGENCY--8.7%
  9.375%, 1/13/34                             950            598   American Tower Trust 07-A, C 144A
Commonwealth of Australia Series                                     5.719%, 4/15/37 (4)                         750            682
  121 5.250%, 8/15/10                       3,750AUD       3,081   Bear Stearns Commercial Mortgage
Commonwealth of Canada 2.750%,                                       Securities
  12/1/10                                   3,461CND       3,058     06-PW12, A4 5.903%, 9/11/38(3)              790            689
Commonwealth of New Zealand Series                                   06-PW14, A4 5.201%, 12/11/38                350            292
  1111 6.000%, 11/15/11                     3,749NZD       2,539     05-PW10, A4 5.405%, 12/11/40(3)             950            847
Federal Republic of Germany Series                                   05-T20, A4A 5.150%, 10/12/42(3)             600            518
  147 2.500%, 10/8/10                       1,305EUR       1,865     07-PW18, AM 6.084%, 6/11/50(3)              725            376
Federative Republic of Brazil                                      Credit Suisse First Boston Mortgage
  12.500%, 1/5/16                             950BRL         538     Securities Corp. 04-C5, A3 4.499%,
  12.500%, 1/5/22                           1,125BRL         637     11/15/37                                    825            747
  10.250%, 1/10/28                          1,300BRL         652   Credit Suisse Mortgage Capital
Kingdom of Norway                                                    Certificates 06-C1, A3 5.551%,
  6.000%, 5/16/11                           8,005NOK       1,337     2/15/39 (3)                                 300            259
  5.000%, 5/15/15                           4,485NOK         748   Crown Castle Towers LLC 144A 05-1A,
                                                                     B 4.878%, 6/15/35 (4)                       500            485
                                                                   First Horizon Asset Securities, Inc.
                                                                     05-AR1, 2A1 5.001%, 4/25/35 (3)             491            363

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       -------------  ----------                                          -------------  ----------
NON-AGENCY--(CONTINUED)                                            Dunkin Securitization 06-1, M1 144A
                                                                     8.285%, 6/20/31 (4)                  $      690     $      575
GE Capital Commercial Mortgage Corp.                               FMAC Loan Receivables Trust 98-CA,
  03-C1, C 4.975%, 1/10/38 (3)         $      245     $      210     A2 144A 6.660%, 9/15/20 (4)                 126             94
GMAC Commercial Mortgage Securities,                               IndyMac Manufactured Housing Contract
  Inc. 04-C2, A3 5.134%, 8/10/38              450            411     98-1, A3 6.370%, 9/25/28                    596            410
Greenwich Capital Commercial Funding                               ----------------------------------------------------  ----------
  Corp. 04-GG1, A7 5.317%,                                         TOTAL ASSET-BACKED SECURITIES
  6/10/36 (3)                                 550            509   (IDENTIFIED COST $4,089)                                   3,288
GS Mortgage Securities Corp. II                                    ----------------------------------------------------  ----------
  07-GG10, A4 5.805%, 8/10/45 (3)             650            493   CORPORATE BONDS--51.8%
JPMorgan Chase Commercial Mortgage
  Securities Corp.                                                 CONSUMER DISCRETIONARY--6.0%
  06-LDP7, A4 6.065%, 4/15/45(3)            1,000            851
  06-LDP9, A3 5.336%, 5/15/47                 700            538   Ameristar Casinos, Inc. 144A 9.250%,
  07-LD12, A4 5.882%, 2/15/51(3)              550            413     6/1/14(4)                                    60             61
Lehman Brothers - UBS Commercial                                   AutoZone, Inc. 5.750%, 1/15/15                350            349
  Mortgage Trust                                                   Best Buy Co., Inc. 6.750%, 7/15/13            385            399
  144A 07-C2, H 5.991%, 2/15/40(3)(4)         850             80   Brunswick Corp. 11.750%, 8/15/13              600            447
  05-C3, AM 4.794%, 7/15/40                   350            237   Comcast Cable Holdings LLC 7.875%,
  07-C7, A3 5.866%, 9/15/45(3)                600            461     8/1/13                                      500            569
Merrill Lynch-Countrywide Commercial                               COX Communications, Inc.
  Mortgage Trust 06-4, A3 5.172%,                                    5.450%, 12/15/14                            375            373
  12/12/49 (3)                                650            475     144A 8.375%, 3/1/39(4)                      350            391
Morgan Stanley Capital I                                           DigitalGlobe, Inc. 144A 10.500%,
  05-HQ5, A3 5.007%, 1/14/42                  200            186     5/1/14(4)                                    65             66
  06-IQ12, A4 5.332%, 12/15/43                700            525   Echostar DBS Corp. 6.625%, 10/1/14            600            555
Residential Accredit Loans, Inc.                                   Ford Motor Credit Co. LLC 8.000%,
  02-QS12, B1 6.250%, 9/25/32                 357            106     6/1/14                                      400            324
Timberstar Trust 06-1A, C 144A                                     Hasbro, Inc. 6.300%, 9/15/17                  275            268
  5.884%, 10/15/36 (4)                      1,000            790   International Game Technology 7.500%,
Wachovia Bank Commercial Mortgage                                    6/15/19                                     165            167
  Trust                                                            Landry's Restaurant, Inc. 144A
  07-C30, A5 5.342%, 12/15/43                 410            271     14.000%, 8/15/11 (4)                        380            363
  07-C33, A4 5.902%, 2/15/51(3)               550            407   Limited Brands, Inc. 144A 8.500%,
                                                      ----------     6/15/19(4)                                  450            432
                                                          12,221   MGM MIRAGE 144A 11.125%, 11/15/17(4)          225            240
----------------------------------------------------  ----------   Mobile Mini, Inc. 6.875%, 5/1/15              250            209
TOTAL MORTGAGE-BACKED SECURITIES                                   Pokagon Gaming Authority 144A
(IDENTIFIED COST $20,208)                                 18,438     10.375%, 6/15/14 (4)                        117            115
----------------------------------------------------  ----------   River Rock Entertainment Authority
ASSET-BACKED SECURITIES--2.3%                                        (The) 9.750%, 11/1/11                       250            189
                                                                   Royal Caribbean Cruises Ltd.
Bombardier Capital Mortgage                                          6.875%, 12/1/13                           1,250          1,050
  Securitization Corp. 99-A, A3                                      11.875%, 7/15/15                             25             24
  5.980%, 1/15/18 (3)                         811            497   Scientific Games Corp. 144A 7.875%,
Carmax Auto Owner Trust 07-2,                                        6/15/16 (4)                                  55             53
  B 5.370%, 3/15/13                           350            298   Scientific Games International, Inc.
Conseco Finance Securitizations Corp.                                144A 9.250%, 6/15/19 (4)                    170            171
  01-3, A4 6.910%, 5/1/33 (3)                 760            597   Seminole Hard Rock Entertainment,
Daimler Chrysler Auto Trust 07-A,                                    Inc./Seminole Hard Rock
  A4 5.280%, 3/8/13                           840            817     International LLC 144A 3.129%,
                                                                     3/15/14 (3)(4)                               75             52
                                                                   Seneca Gaming Corp. Series B 7.250%,
                                                                     5/1/12                                       19             17
                                                                   Staples, Inc. 9.750%, 1/15/14                 110            123

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       -------------  ----------                                          -------------  ----------
CONSUMER DISCRETIONARY--(CONTINUED)                                ENERGY--(CONTINUED)
                                                                   Petropower I Funding Trust 144A
Station Casinos, Inc. 6.875%,                                        7.360%, 2/15/14 (4)                  $      555     $      553
  3/1/16(2)(9)                         $      750     $       23   Plains Exploration & Production Co.
Time Warner Cable, Inc. 6.750%,                                      7.750%, 6/15/15                             400            376
  7/1/18                                      350            365   Pride International, Inc. 8.500%,
Time Warner, Inc. 6.875%, 5/1/12              370            396     6/15/19                                     330            328
Viacom, Inc. 6.250%, 4/30/16                  375            370   Smith International, Inc. 9.750%,
Videotron Ltee                                                       3/15/19                                     200            231
  6.375%, 12/15/15                            180            162   Swift Energy Co. 7.625%, 7/15/11              500            470
  9.125%, 4/15/18                              82             84   TengizChevroil Finance Co. S.A.R.L.
                                                      ----------     144A 6.124%, 11/15/14 (4)                   786            711
                                                           8,407   Tesoro Corp. 6.500%, 6/1/17                   480            413
                                                      ----------   Weatherford International Ltd.
CONSUMER STAPLES--2.4%                                               9.625%, 3/1/19                              318            375
Bunge Limited Finance Corp. 8.500%,                                Western Refining, Inc. 144A 11.250%,
  6/15/19                                     250            262     6/15/17(4)                                  600            535
Constellation Brands, Inc. 8.375%,                                                                                       ----------
  12/15/14                                    165            166                                                             10,091
Georgia-Pacific LLC 144A 7.125%,                                                                                         ----------
  1/15/17 (4)                                 875            818
Reynolds American, Inc.                                            FINANCIALS--16.8%
  7.300%, 7/15/15                             500            501
  7.625%, 6/1/16                              375            377   ABH Financial Ltd. (Alfa Markets
UST, Inc. 5.750%, 3/1/18                      500            457     Ltd.) 144A 8.200%, 6/25/12 (4)              150            136
Yankee Acquisition Corp.                                           Aflac, Inc. 8.500%, 5/15/19                   150            161
  Series B 8.500%, 2/15/15                    400            339   Alfa Invest Ltd. 144A 9.250%,
  Series B 9.750%, 2/15/17                    535            420     6/24/13 (4)                                 350            312
                                                      ----------   Allstate Corp. 6.125%, 5/15/37(3)             680            507
                                                           3,340   American Express Credit Corp. Series
                                                      ----------     C 7.300%, 8/20/13                           450            468
                                                                   Assurant, Inc. 5.625%, 2/15/14                345            308
ENERGY--7.1%                                                       Atlantic Finance Ltd. 144A 8.750%,
Anadarko Petroleum Corp. 8.700%,                                     5/27/14(4)                                  450            441
  3/15/19                                     500            561   Banco Nacional de Desenvolvimento
Buckeye Partners LP 6.050%, 1/15/18           225            205     Economico e Social 144A 6.500%,
Canadian National Resources Ltd.                                     6/10/19(4)                                  600            604
  5.900%, 2/1/18                              300            307   Bank of America Corp.
Denbury Resources, Inc. 7.500%,                                      5.420%, 3/15/17                             700            582
  12/15/15                                    510            487     Series K 8.000%, 12/29/49(3)                375            314
Gaz Capital SA 144A 8.146%,                                        Barclays Bank plc 6.750%, 5/22/19             330            328
  4/11/18 (4)                                 100             91   Bear Stearns Cos., Inc. LLC (The)
Gazprom International SA 144A 7.201%,                                7.250%, 2/1/18                              700            739
  2/1/20 (4)                                  751            710   China Properties Group Ltd. 144A
Gazprom OAO (Gaz Capital SA) 144A                                    9.125%, 5/4/14 (4)                          500            337
  6.212%, 11/22/16(4)                         935            785   Chubb Corp. 6.375%, 3/29/67(3)                680            545
  6.510%, 3/7/22(4)                           315            238   Citigroup, Inc.
Helix Energy Solutions Group, Inc.                                   5.000%, 9/15/14                             365            306
  144A 9.500%, 1/15/16 (4)                    200            183     4.875%, 5/7/15                            1,100            900
KazMunaiGaz Finance Sub BV 144A                                    Deutsche Bank Financial LLC 5.375%,
  9.125%, 7/2/18 (4)                          400            359     3/2/15                                      165            160
Kinder Morgan Energy Partners LP                                   Export-Import Bank of Korea 8.125%,
  6.850%, 2/15/20                             230            236     1/21/14                                     180            197
Kinder Morgan Finance Co. ULC 5.700%,                              First Tennessee Bank N.A. 1.046%,
  1/5/16                                      400            345     2/14/11(3)                                  325            299
Noble Energy, Inc. 8.250%, 3/1/19             450            513   Ford Motor Credit Co. LLC
Petro-Canada 6.050%, 5/15/18                  140            140     7.875%, 6/15/10                             385            366
PetroHawk Energy Corp. 144A 10.500%,                                 8.625%, 11/1/10                             395            371
  8/1/14 (4)                                  475            488
Petroleos de Venezuela S.A. 5.250%,
  4/12/17                                     950            451

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               PAR VALUE      VALUE
                                       -------------  ----------                                           -------------  ----------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
  9.875%, 8/10/11                      $      345     $      319
Glencore Funding LLC 144A                                          Russian Agricultural Bank OJSC
  6.000%, 4/15/14 (4)                       1,000            827     (RSHB Capital SA) 144A
GMAC, Inc. 144A                                                      9.000%, 6/11/14(4)                    $      100     $      102
  7.250%, 3/2/11(4)                           633            586     6.299%, 5/15/17(4)                           380            329
  6.875%, 9/15/11(4)                          253            224   SLM Corp.
  6.000%, 12/15/11(4)                         633            548     5.450%, 4/25/11                              300            276
Goldman Sachs Group, Inc. (The)                                      8.450%, 6/15/18                              500            428
  5.950%, 1/18/18                             300            291   Sovereign Bank 8.750%, 5/30/18                 400            394
  7.500%, 2/15/19                             365            392   TNK-BP Finance SA 144A
HBOs plc 144A 6.750%, 5/21/18(4)              115             87     7.500%, 3/13/13(4)                           325            301
Health Care REIT, Inc.                                             UOB Cayman Ltd. 144A
  5.875%, 5/15/15                           1,000            873     5.796%, 12/29/49(3)(4)                       500            386
Hertz Corp. (The)                                                  Wachovia Bank NA 5.000%, 8/15/15               250            236
  8.875%, 1/1/14                              350            324   Woori Bank 144A
  10.500%, 1/1/16                             100             90     6.125%, 5/3/16 (3)(4)                      1,000            921
Host Hotels & Resorts LP 144A                                      XL Capital Ltd. 5.250%, 9/15/14                350            294
  9.000%, 5/15/17(4)                          125            120                                                          ----------
ICICI Bank Ltd. 144A                                                                                                          23,815
  6.375%, 4/30/22(3)(4)                       375            293                                                          ----------
Janus Capital Group, Inc.
  6.500%, 6/15/12                             375            347   HEALTH CARE--1.6%
JPMorgan Chase & Co.
  6.300%, 4/23/19                             525            529   Express Scripts, Inc. 6.250%, 6/15/14          150            159
  Series 1, 7.900%, 12/31/49(3)               247            217   Fisher Scientific International, Inc.
Kazkommerts International BV RegS                                    6.750%, 8/15/14                              600            617
  8.000%, 11/3/15(5)                          250            159   HCA, Inc. 144A 8.500%, 4/15/19 (4)              85             84
Kookmin Bank 144A 7.250%, 5/14/14(4)          300            310   Psychiatric Solutions, Inc.
Korea Development Bank                                               7.750%, 7/15/15                              375            345
  5.300%, 1/17/13                             187            185   Quest Diagnostics, Inc.
Lincoln National Corp. 8.750%, 7/1/19         300            303     6.400%, 7/1/17                               450            460
Merrill Lynch & Co., Inc.                                          U.S. Oncology, Inc. 144A
  6.110%, 1/29/37                             500            387     9.125%, 8/15/17(4)                           300            299
MetLife, Inc. 6.750%, 6/1/16                   72             73   Valeant Pharmaceuticals International
Metropolitan Life Global Funding I                                   144A 8.375%, 6/15/16(4)                       35             35
  144A 5.125%, 6/10/14(4)                     100             99   Viant Holdings, Inc.
Morgan Stanley                                                       144A 10.125%, 7/15/17 (4)                    295            233
  6.000%, 5/13/14                             165            167                                                          ----------
  144A 10.090%, 5/3/17(4)                   1,000BRL         413                                                               2,232
Northern Trust Co. (The)                                                                                                  ----------
  6.500%, 8/15/18                             350            381
OJSC AK Transneft                                                  INDUSTRIALS--5.1%
  (TransCapitalInvest Ltd.) 144A
  5.670%, 3/5/14 (4)                          390            336   American Airlines, Inc. 01-1,
Petroplus Finance Ltd. 144A                                          6.977%, 5/23/21                            1,372            830
  6.750%, 5/1/14 (4)                          375            324   Continental Airlines, Inc.
PNC Financial Services Group, Inc.                                   98-1A, 6.648%, 3/15/19                       387            317
  8.250%, 5/29/49(3)                          350            294   Delta Air Lines, Inc. 00-A1,
PNC Funding Corp. 5.625%, 2/1/17              300            278     7.379%, 11/18/11                             257            251
Principal Financial Group, Inc.                                    DRS Technologies, Inc. 6.625%, 2/1/16          500            487
  8.875%, 5/15/19                             850            894   Equifax, Inc. 6.300%, 7/1/17                 1,000            979
ProLogis 6.625%, 5/15/18                      185            146   Esco Corp. 144A 8.625%, 12/15/13(4)            600            522
Realty Income Corp. 6.750%, 8/15/19           425            384   General Cable Corp. 7.125%, 4/1/17             500            456
Resona Bank Ltd. 144A                                              Ingersoll-Rand Global Holdings Co.
  5.850%, 9/29/49 (3)(4)                      750            567     Ltd. 9.500%, 4/15/14                         190            208
                                                                   L-3 Communications Corp.
                                                                     7.625%, 6/15/12                              200            201
                                                                     Series B 6.375%, 10/15/15                    250            228
                                                                   Malaysia International Shipping Corp.
                                                                     Capital Ltd. 144A 6.125%,
                                                                     7/1/14(4)                                    750            767

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               PAR VALUE      VALUE
                                       -------------  ----------                                           -------------  ----------
INDUSTRIALS--(CONTINUED)                                           MATERIALS--(CONTINUED)
                                                                     8.125%, 7/15/18                       $      650     $      627
Moog, Inc. 7.250%, 6/15/18             $      100     $       94   Domtar Corp.
Owens Corning, Inc. 6.500%, 12/1/16           595            522     5.375%, 12/1/13                              388            324
RSC Equipment Rental, Inc. 144A                                      7.125%, 8/15/15                              322            270
  10.000%, 7/15/17(4)                          78             76   Dow Chemical Co. (The)
Smiths Group plc 144A                                                8.550%, 5/15/19                              450            452
  7.200%, 5/15/19(4)                          150            145   Freeport-McMoRan Copper & Gold, Inc.
Terex Corp. 7.375%, 1/15/14                   145            133     6.875%, 2/1/14                               320            328
Toledo Edison Co. (The)                                            Ineos Group Holdings plc 144A
  7.250%, 5/1/20                              130            145     8.500%, 2/15/16(4)                           500            158
United Airlines, Inc.                                              International Paper Co.
  00-2A, 7.032%, 10/1/10                      262            257     9.375%, 5/15/19                              508            519
  01-A1, 6.071%, 3/1/13                        26             26   Nalco Co. 8.875%, 11/15/13                     180            184
United Rentals North America, Inc.                                 Norske Skog Canada Ltd.
  6.500%, 2/15/12                             440            429     7.375%, 3/1/14                               750            322
  144A 10.875%, 6/15/16(4)                    198            191   Nova Chemicals Corp.
                                                      ----------     4.538%, 11/15/13(3)                        1,125            937
                                                           7,264   Plastipak Holdings, Inc. 144A
                                                      ----------     8.500%, 12/15/15(4)                          500            451
                                                                   Steel Dynamics, Inc. 7.375%, 11/1/12           225            214
INFORMATION TECHNOLOGY--2.5%                                       Vedanta Resources plc 144A
                                                                     9.500%, 7/18/18(4)                           375            315
Broadridge Financial Solutions, Inc.                               Verso Paper Holdings LLC / Verso
  6.125%, 6/1/17                              525            443     Paper, Inc. 144A 11.500%, 7/1/14(4)          300            276
Corning, Inc. 6.625%, 5/15/19                  77             79     Series B 11.375%, 8/1/16                     750            214
Intuit, Inc. 5.750%, 3/15/17                  265            252                                                          ----------
Jabil Circuit, Inc. 8.250%, 3/15/18           600            543                                                               7,594
National Semiconductor Corp.                                                                                              ----------
  6.600%, 6/15/17                             400            351
Seagate Technology HDD Holdings, Inc.                              TELECOMMUNICATION SERVICES--3.4%
  6.375%, 10/1/11                             280            269
SunGard Data Systems, Inc.                                         AT&T, Inc. 5.800%, 2/15/19                     475            483
  9.125%, 8/15/13                             574            545   Cricket Communications, Inc. 144A
Tyco Electronic Group SA                                             7.750%, 5/15/16(4)                           150            145
  6.000%, 10/1/12                             125            123   Nextel Communications, Inc.
Western Union Co. (The)                                              Series E 6.875%, 10/31/13                    175            146
  5.930%, 10/1/16                             560            566     Series D 7.375%, 8/1/15                      650            522
Xerox Corp.                                                        OJSC Vimpel Communications 144A
  8.250%, 5/15/14                              56             58     (UBS Luxembourg SA)
  6.750%, 2/1/17                              350            319     8.375%, 10/22/11(4)                          500            491
                                                      ----------   Qwest Corp.
                                                           3,548     144A 8.375%, 5/1/16(4)                       200            194
                                                      ----------     6.500%, 6/1/17                               215            190
                                                                   Rogers Wireless Communications, Inc.
MATERIALS--5.4%                                                      6.375%, 3/1/14                               575            617
                                                                   Telecom Italia Capital SA
Agrium, Inc. 6.750%, 1/15/19                  320            317     6.999%, 6/4/18                               350            355
Allegheny Technologies, Inc.                                         7.175%, 6/18/19                              500            508
  9.375%, 6/1/19                              590            626   Virgin Media Finance plc Series 1,
Anglo American Capital plc 144A                                      9.500%, 8/15/16                              100             99
  9.375%, 4/8/19(4)                           120            130   Vodafone Group plc 6.150%, 2/27/37             375            370
ArcelorMittal                                                      Windstream Corp.
  9.000%, 2/15/15                             150            158     8.625%, 8/1/16                               500            481
  6.125%, 6/1/18                              280            237
Building Materials Corp. of America
  7.750%, 8/1/14                              390            349
CRH America, Inc.
  5.300%, 10/15/13                            200            186

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               PAR VALUE      VALUE
                                       -------------  ----------                                           -------------  ----------
TELECOMMUNICATION SERVICES--                                       CONSUMER DISCRETIONARY--(CONTINUED)
  (CONTINUED)
  7.000%, 3/15/19                      $      250     $      219   Isle of Capri Casinos
                                                      ----------     Tranche B, 2.069%, 11/25/13           $       75     $       69
                                                           4,820     Tranche A, 2.970%, 11/25/13                   66             61
                                                      ----------     Tranche 2.970%, 11/25/13                     187            172
                                                                   Lamar Media Corp. Tranche F,
UTILITIES--1.5%                                                      5.500%, 3/31/14                              125            124
Allegheny Energy Supply Co. LLC 144A                               Landry's Restaurant, Inc. Tranche
  8.250%, 4/15/12(4)                          145            151     9.500%, 5/13/11                              200            199
AmeriGas Partners LP 7.250%, 5/20/15          500            471   Mark IV Industries, Inc.
Israel Electric Corp. Ltd. 144A                                      Tranche B, 7.112%, 5/4/10                    555            139
  7.250%, 1/15/19 (4)                         200            198     Tranche 9.921%, 12/19/11                     173              4
Majapahit Holding BV 144A                                          Neiman-Marcus Group, Inc. (The)
  7.250%, 6/28/17 (4)                         725            620     Tranche 2.626%, 4/6/13                     1,213            930
Midwest Generation LLC Series B                                    Nielsen Finance LLC/ Nielsen Finance
  8.560%, 1/2/16                              121            119     Co. Tranche T-B, 2.382%, 5/1/16              622            563
Northeast Utilities 5.650%, 6/1/13            270            272   PTI Group, Inc. Tranche
Sempra Energy 6.500%, 6/1/16                  155            162     9.250%, 2/28/13                              160            131
Texas Competitive Electric Holdings                                Totes Isotoner Corp. Tranche
  Co. LLC Series A, 10.250%, 11/1/15          200            125     7.554%, 1/16/14                              500             94
                                                      ----------   Transaction Network Services, Inc.
                                                           2,118     Tranche 9.500%, 3/28/14                      506            508
----------------------------------------------------  ----------   Univision Communications, Inc.
TOTAL CORPORATE BONDS                                                Tranche T-1, 0.000%, 9/29/14                 825            616
(IDENTIFIED COST $79,089)                                 73,229   VRW Funding, Inc. Tranche T-1,
----------------------------------------------------  ----------     2.819%, 6/29/14                              315            283
CONVERTIBLE BONDS--0.3%                                                                                                   ----------
                                                                                                                               7,083
HEALTH CARE--0.2%                                                                                                         ----------
Par Pharmaceutical Cos., Inc. Cv.
  2.875%, 9/30/10                             300            288   CONSUMER STAPLES--0.1%
                                                      ----------   Wrigley (WM) Jr. Co. Tranche B,
                                                                     6.500%, 10/6/14                              190            191
MATERIALS--0.1%                                                                                                           ----------
Vale Capital Ltd. Series RIO Cv.
  5.500%, 6/15/10                               4            147   ENERGY--0.5%
----------------------------------------------------  ----------   ATP Oil & Gas Corp.
TOTAL CONVERTIBLE BONDS                                              Tranche B-2, 8.500%, 1/15/11                 144            109
(IDENTIFIED COST $483)                                       435     Tranche B-1, 8.500%, 7/15/14                 542            411
----------------------------------------------------  ----------   Western Refining, Inc. Tranche
LOAN AGREEMENTS(3)--14.2%                                            8.250%, 5/30/14                              148            142
                                                                                                                          ----------
CONSUMER DISCRETIONARY--5.0%                                                                                                     662
AMF Bowling Worldwide, Inc.                                                                                               ----------
  Tranche B, 3.172%, 5/17/13                  512            343
Cengage Learning Acquisitions, Inc.                                FINANCIALS--0.3%
  Tranche, 0.000%, 7/5/14                     700            592   Hertz Corp.
Ceridian Corp. Tranche                                               Tranche B, 2.083%, 12/21/12                  234            215
  3.447%, 11/8/14                             500            385     Letter of Credit, 2.977%, 12/21/12            50             46
Charter Communications Operating LLC                               Vanguard Health Holdings Co., II LLC
  Tranche B, 5.505%, 3/6/14                   733            663     Tranche, 0.000%, 9/23/11                     175            168
Ford Motor Co. Tranche B,                                                                                                 ----------
  3.320%, 12/16/13                            367            268                                                                 429
Getty Images, Inc. Tranche B,                                                                                             ----------
  8.053%, 6/30/15                             476            473
Harrah's Operating Co., Inc.                                       HEALTH CARE--1.4%
  Tranche B-2, 3.765%, 1/28/15                376            276   Bausch & Lomb, Inc.
HBI Branded Apparel Ltd., Inc.                                       Tranche, 3.354%, 4/26/15                     100             92
  Tranche 4.876%, 3/5/14                      200            190

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               PAR VALUE      VALUE
                                       -------------  ----------                                           -------------  ----------
HEALTH CARE--(CONTINUED)                                           MATERIALS--(CONTINUED)

  Tranche B, 4.470%, 4/26/15           $      394     $      363   Boise Paper Holdings LLC Tranche
HCA, Inc.                                                            9.250%, 2/22/15                       $      668     $      466
  Tranche A-1, 3.220%, 11/18/12                93             85   Building Materials Corp. of America
  Tranche B-1, 3.589%, 11/18/13               365            331     Tranche B 0.000%, 9/15/14                    360            292
Health Management Associates, Inc.                                 JohnsonDiversey, Inc. Tranche B,
  Tranche B, 2.970%, 2/28/14                  183            162     4.791%, 12/16/11                             118            115
HealthSouth Corp. Tranche                                          Nalco Co. Tranche T-L 6.500%, 5/13/16          120            120
  2.585%, 3/10/13                             509            477   NewPage Corp. Tranche,
Psychiatric Solutions, Inc.                                          4.725%, 12/21/14                             416            361
  Tranche A, 2.228%, 7/1/12                   174            162   Solutia, Inc. Tranche 7.250%, 2/28/14          400            372
Select Medical Corp. Tranche B                                                                                            ----------
  3.750%, 2/24/12                             275            261                                                               2,698
                                                      ----------                                                          ----------
                                                           1,933
                                                      ----------   TELECOMMUNICATION SERVICES--1.6%
                                                                   Level 3 Communications, Inc.
INDUSTRIALS--0.5%                                                    Tranche A, 2.980%, 3/13/14                   525            437
ARAMARK Corp.                                                        Tranche B, 11.500%, 3/13/14                  130            134
  Letter of Credit 2.336%, 1/26/14             10              9   MetroPCS Wireless, Inc. Tranche B,
  Tranche T-2, 3.095%, 1/26/14                158            146     2.922%, 11/3/13                              563            536
Harland Clarke Holdings Corp.                                      NTELOS, Inc. Tranche B-1,
  Tranche B, 3.452%, 6/30/14                  109             85     2.727%, 8/24/11                              451            441
ServiceMaster Co. (The)                                            Time Warner Telecom Holdings, Inc.
  Tranche B, 0.000%, 7/24/14                  455            366     Tranche B, 2.423%, 1/7/13                    737            699
  Tranche T-1 0.000%, 7/24/14                  45             36                                                          ----------
TransDigm, Inc. Tranche                                                                                                        2,247
  3.227%, 6/23/13                             118            112                                                          ----------
                                                      ----------
                                                             754   UTILITIES--1.1%
                                                      ----------   Calpine Corp. Tranche T-1,
                                                                     4.095%, 3/29/14                              348            309
INFORMATION TECHNOLOGY--1.8%                                       NRG Energy, Inc.
CommScope, Inc. Tranche B,                                           Tranche B, 2.110%, 2/1/13                    268            254
  3.408%, 12/27/14                            425            408     Letter of Credit 2.970%, 2/1/13              699            659
Dresser, Inc.                                                      Texas Competitive Electric Holdings
  Tranche B, 3.104%, 5/4/14                   180            164     Co. LLC
  PIK Loan, 0.000%, 5/4/15                    564            400     Tranche B-2, 3.906%, 10/10/14                260            187
First Data Corp.                                                     Tranche B-3, 3.906%, 10/10/14                138             99
  Tranche B-3, 3.173%, 9/24/14                631            473                                                          ----------
  Tranche B-1, 3.193%, 9/24/14                396            298                                                               1,508
Freescale Semiconductor, Inc.                                      -----------------------------------------------------  ----------
  Tranche 2.225%, 12/1/13                     345            253   TOTAL LOAN AGREEMENTS
Reynolds & Reynolds Co. (The)                                      (IDENTIFIED COST $21,989)                                  20,106
  Tranche F-L, 2.422%, 10/24/12               720            605   -----------------------------------------------------  ----------
                                                      ----------
                                                           2,601                                               SHARES       VALUE
                                                      ----------                                           -------------  ----------
                                                                   PREFERRED STOCK--0.1%
MATERIALS--1.9%
Anchor Glass Container Corp.                                       FINANCIALS--0.1%
  Tranche B, 6.750%, 6/20/14                  316            306   FNMA  Pfd. 8.250%                           38,000             49
Ashland, Inc. Tranche B,                                           Preferred Blocker, Inc. (GMAC) Pfd.
  7.650%, 5/13/14                             113            114     144A 7.000%(4)                               321            138
Berry Plastics Group, Inc.                                         -----------------------------------------------------  ----------
  Tranche C, 2.319%, 4/3/15                   649            552   TOTAL PREFERRED STOCK
                                                                   (IDENTIFIED COST $757)                                        187
                                                                   -----------------------------------------------------  ----------

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                           SHARES        VALUE
                                       -------------  ----------
COMMON STOCKS--0.0%

TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp.
  Class A(2)(6)(8)                        137,550     $        0
-------------------------------------------------     ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $605)                                         0
-------------------------------------------------     ----------
SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
  (seven-day effective yield 0.420%)    1,877,730          1,878
-------------------------------------------------     ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,878)                                   1,878
-------------------------------------------------     ----------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $152,091)                               140,597
-------------------------------------------------     ----------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $152,091)                               140,597(1)
Other Assets and Liabilities--0.6%                           839
                                                      ----------
NET ASSETS--100.0%                                    $  141,436
                                                      ==========

ABBREVIATIONS:

FNMA   Fannie Mae or Federal National Mortgage Association
PIK    Payment-in-Kind Security
REIT   Real Estate Investment Trust

FOREIGN CURRENCIES:

AUD    Australian Dollar
BRL    Brazil Real
CND    Canadian Dollar
COP    Colombian Peso
EUR    European Currency Unit
IDR    Indonesian Rupiah
KRW    Korean Won
NOK    Norwegian Krone
NZD    New Zealand Dollar
SEK    Swedish Krona
TRL    Turkish Lira


                            Refer to Footnote Legend

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States                                                                73%
Canada                                                                        3
Australia                                                                     2
Brazil                                                                        2
New Zealand                                                                   2
Russia                                                                        2
South Korea                                                                   2
Other                                                                        14
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-----------------------------------------------------------------------------------------------
                                         TOTAL VALUE                   LEVEL 2        LEVEL 3
                                              AT         LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                           JUNE 30,      QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS IN SECURITIES:                  2009         PRICES        INPUTS         INPUTS
-----------------------------------------------------------------------------------------------
Debt Securities:
  U.S. Government Securities             $       446   $       --   $        446   $         --
  Municipal Securities                         1,242           --          1,242             --
  Mortgage-Backed Securities                  18,438           --         16,965          1,473
  Asset-Backed Securities                      3,288           --          3,194             94
  Foreign Government Securities               21,348           --         21,348             --
  Corporate Debt Securities                   73,664           --         73,353            311
  Loan Agreements                             20,106           --         19,975            131

Equity Securities:
  Common Stock                                    --(1)        --             --             --(1)
  Preferred Stock                                187          187             --             --
  Short-Term Investments                       1,878        1,878             --             --
TOTAL INVESTMENTS                         $  140,597   $    2,065    $   136,523   $      2,009
-----------------------------------------------------------------------------------------------

(1)  Amount is less than $500.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

($ reported in thousands)

                                                        Mortgage-      Asset-        Corporate
                                                         Backed        Backed          Debt          Loan      Common
INVESTMENTS IN SECURITIES                   TOTAL      Securities    Securities     Securities    Agreements    Stock
--------------------------------------   -----------   ----------   ------------   ------------   ----------   ------
BALANCE AS OF SEPTEMBER 30, 2008:        $     4,005   $    2,210   $        153   $      1,500   $      142   $   --(2)
Accrued Discount/(Premium)                        79           71              4             --            4       --
Realized Gain (Loss)                          (1,345)      (1,139)           (80)            --           --     (126)
Change in Unrealized Appreciation
  (Depreciation)                                 908          587             59            151          (15)     126
Net Purchases/(Sales)                           (653)        (256)           (42)          (355)          --       --
Transfers In and/or Out of Level 3(1)           (985)          --             --           (985)          --       --
                                         -----------   ----------   ------------   ------------   ----------   ------
BALANCE AS OF JUNE 30, 2009              $     2,009   $    1,473   $         94   $        311   $      131   $   --(2)
                                         ===========   ==========   ===========================   ==========   ======

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(2)  Amount is less than $500.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
CORPORATE BONDS--9.4%                                              CONSUMER DISCRETIONARY--(CONTINUED)
                                                                   Ceridian Corp. Tranche 3.447%, 11/8/14   $       850  $      654
CONSUMER DISCRETIONARY--0.5%                                       Charter Communications Operating LLC
Landry's Restaurant, Inc. 144A 14.000%,                              Tranche B, 6.250%, 3/6/14                      448         405
  8/15/11 (4)                            $       215  $      205   CSC Holdings, Inc. Tranche B, 3.020%,
MGM MIRAGE 144A 10.375%, 5/15/14(4)               47          49     3/30/13                                      1,115       1,051
                                                      ----------   Ford Motor Co. Tranche B, 5.000%,
                                                             254     12/16/13                                       556         405
                                                      ----------   Getty Images, Inc. Tranche B, 6.750%,
                                                                     6/30/15                                        623         619
CONSUMER STAPLES--0.5%                                             Hanesbrands, Inc. Tranche B, 6.455%,
Yankee Acquisition Corp. Series B                                    9/5/13                                       1,024       1,019
  8.500%, 2/15/15                                300         254   Harrah's Operating Co., Inc. Tranche
                                                      ----------     B-2, 3.765%, 1/28/15                           575         423
                                                                   HBI Branded Apparel Ltd., Inc. Tranche
ENERGY--1.2%                                                         5.509%, 3/5/14                                 150         143
Western Refining, Inc. 144A 10.750%,                               Intelstat Corp.
  6/15/14(3)(4)                                  650         595     Tranche B2-A, 5.184%, 1/3/14                   291         266
                                                      ----------     Tranche B2-B, 5.184%, 1/3/14                   291         265
                                                                     Tranche B2-C, 5.184%, 1/3/14                   291         265
HEALTH CARE--0.1%                                                  Isle of Capri Casinos
HCA, Inc. 144A 8.500%, 4/15/19 (4)                65          64     Tranche 2.960%, 11/25/13                       398         366
                                                      ----------     Tranche B, 2.960%, 11/25/13                    159         146
                                                                     Tranche A, 2.970%, 11/25/13                    140         129
INDUSTRIALS--1.1%                                                  Landry's Restaurant, Inc. Tranche
Delta Air Lines, Inc. 00-A1, 7.379%,                                 9.500%, 5/13/11                                945         941
  5/18/10                                        481         469   Neiman-Marcus Group, Inc. (The) Tranche
RSC Equipment Rental, Inc. 144A                                      2.625%, 4/6/13                               1,235         947
  10.000%, 7/15/17(4)                             94          92   Nielsen Finance LLC/ Nielsen Finance
                                                      ----------     Co. Tranche T-B, 2.391%, 5/1/16                948         858
                                                             561   PTI Group, Inc. Tranche 9.250%, 2/28/13           80          66
                                                      ----------   Transaction Network Services, Inc.
                                                                     Tranche 9.500%, 3/28/14                        669         671
MATERIALS--5.3%                                                    Univision Communications, Inc. Tranche
CRH America, Inc. 5.300%, 10/15/13             1,100       1,025     T-1, 3.260%, 9/29/14                           675         504
Nova Chemicals Corp. 4.538%,                                       VRW Funding, Inc. Tranche T-1, 2.819%,
  11/15/13(3)                                  1,235       1,028     6/29/14                                        250         225
Verso Paper Holdings LLC / Verso Paper,                                                                                  ----------
  Inc. 144A 11.500%, 7/1/14 (4)                  675         621                                                             11,074
                                                      ----------                                                         ----------
                                                           2,674
                                                      ----------   CONSUMER STAPLES--3.2%
                                                                   Wrigley (WM) Jr. Co. Tranche B, 6.500%,
TELECOMMUNICATION SERVICES--0.7%                                     10/16/14                                     1,109       1,115
Cricket Communications, Inc. 144A                                  Yankee Candle Co., Inc. Tranche B,
  7.750%, 5/15/16(4)                             215         208     2.573%, 2/6/14                                 554         498
Virgin Media Finance plc Series 1,                                                                                       ----------
  9.500%, 8/15/16                                130         129                                                              1,613
                                                      ----------                                                         ----------
                                                             337
----------------------------------------------------  ----------   ENERGY--4.1%
TOTAL CORPORATE BONDS                                              ATP Oil & Gas Corp.
(IDENTIFIED COST $4,542)                                   4,739     Tranche B-2, 8.500%, 1/15/11                   190         144
----------------------------------------------------  ----------

LOAN AGREEMENTS(3)--87.9%

CONSUMER DISCRETIONARY--22.1%

Building Materials Holding Corp. of
  America Tranche 3.850%, 2/22/14                249         220
Cengage Learning Acquisitions, Inc.
  Tranche, 0.000%, 7/5/14                        575         486

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
ENERGY--(CONTINUED)                                                INDUSTRIALS--(CONTINUED)

  Tranche B-1, 8.500%, 7/15/14           $       719  $      546   Reynolds & Reynolds Co. (The) Tranche
Helix Energy Solutions Group, Inc.                                   6.540%, 10/24/13                       $       550  $      333
  Tranche 2.811%, 7/1/13                         643         600   ServiceMaster Co. (The)
Hercules Offshore, Inc. Tranche 3.705%,                              Tranche B, 0.000%, 7/24/14                     268         216
  7/11/13                                        613         542     Tranche T-1 0.000%, 7/24/14                     27          21
Western Refining, Inc. Tranche 8.250%,                             TransDigm, Inc. Tranche 2.464%, 6/23/13        1,220       1,158
  5/30/14                                        248         239                                                         ----------
                                                      ----------                                                              3,998
                                                           2,071                                                         ----------
                                                      ----------
                                                                   INFORMATION TECHNOLOGY--7.0%
FINANCIALS--5.6%                                                   CommScope, Inc. Tranche B, 3.720%,
Hertz Corp.                                                          12/27/14                                       594         569
  Tranche B, 2.070%, 12/21/12                    630         580   Dresser, Inc.
  Letter of Credit, 2.977%, 12/21/12             115         106     Tranche B, 3.104%, 5/4/14                      250         228
Pinnacle Foods Finance LLC Tranche B,                                PIK Loan, 0.000%, 5/4/15                       570         404
  3.066%, 4/2/14                                 857         771   First Data Corp. Tranche B-3, 3.067%,
Sungard Data Systems, Inc. Tranche A,                                9/24/14                                      1,422       1,065
  3.856%, 2/28/14                                517         481   Freescale Semiconductor, Inc. Tranche
Vanguard Health Holdings Co., II LLC                                 2.246%, 12/1/13                                315         231
  Tranche, 2.569%, 9/23/11                       908         871   Reynolds & Reynolds Co. (The) Tranche
                                                      ----------     F-L, 4.770%, 10/24/12                        1,209       1,016
                                                           2,809                                                         ----------
                                                      ----------                                                              3,513
                                                                                                                         ----------
HEALTH CARE--9.5%
Bausch & Lomb, Inc.                                                MATERIALS--15.7%
  Tranche B, 4.470%, 4/26/15                     394         363   Anchor Glass Container Corp. Tranche B,
  Tranche, 7.301%, 4/26/15                       100          92     6.750%, 6/20/14                                238         231
Community Health Systems, Inc.                                     Ashland, Inc. Tranche B, 7.650%,
  Tranche B, 2.782%, 7/25/14                   1,177       1,062     5/13/14                                        817         825
  Tranche 3.678%, 7/25/14                         60          54   Berry Plastics Group, Inc. Tranche C,
HCA, Inc. Tranche A-1, 3.220%, 11/18/12        1,103       1,005     2.319%, 4/3/15                               1,108         943
Health Management Associates, Inc.                                 Boise Paper Holdings LLC
  Tranche B, 2.970%, 2/28/14                     320         283     Tranche B, 5.750%, 2/22/14                     481         465
HealthSouth Corp. Tranche 3.282%,                                    Tranche 9.250%, 2/22/15                        253         176
  3/10/13                                        998         936   Building Materials Corp. of America
Psychiatric Solutions, Inc. Tranche A,                               Tranche B 6.760%, 9/15/14                      405         329
  2.248%, 7/1/12                                 831         778   Celanese Holdings LLC Tranche B,
Select Medical Corp. Tranche B 3.750%,                               2.942%, 4/2/14                               1,367       1,272
  2/24/12                                        220         209   Georgia-Pacific Corp. Tranche B-1,
                                                      ----------     3.293%, 12/20/12                               535         506
                                                           4,782   JohnsonDiversey, Inc.
                                                      ----------     Tranche 3.184%, 12/16/10                        76          74
                                                                     Tranche B, 3.184%, 12/16/11                  1,300       1,263
INDUSTRIALS--8.0%                                                  NewPage Corp. Tranche, 5.021%, 12/21/14        1,221       1,060
ARAMARK Corp.                                                      Solutia, Inc. Tranche 7.250%, 2/28/14            790         735
  Letter of Credit 2.336%, 1/26/14                51          47                                                         ----------
  Tranche T-2, 3.095%, 1/26/14                   799         739                                                              7,879
Harland Clarke Holdings Corp. Tranche                                                                                    ----------
  B, 3.452%, 6/30/14                             201         157
Manitowoc Co., Inc. (The) Tranche B,                               TELECOMMUNICATION SERVICES--9.0%
  6.500%, 4/14/14                              1,456       1,327   Level 3 Communications, Inc.

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE
                                         -----------  ----------
TELECOMMUNICATION SERVICES--(CONTINUED)
  Tranche A, 3.004%, 3/13/14             $     1,250  $    1,041
  Tranche B, 11.500%, 3/13/14                     70          72
MetroPCS Wireless, Inc. Tranche B,
  4.594%, 11/3/13                              1,284       1,223
NTELOS, Inc. Tranche B-1, 4.530%,
  8/24/11                                      1,012         990
Time Warner Telecom Holdings, Inc.
  Tranche B, 2.475%, 1/7/13                    1,268       1,202
                                                      ----------
                                                           4,528
                                                      ----------

UTILITIES--3.7%
Calpine Corp. Tranche T-1, 4.095%,
  3/29/14                                        398         353
NRG Energy, Inc.
  Letter of Credit 2.720%, 2/1/13                306         289
  Tranche B, 5.262%, 2/1/13                      571         539
Texas Competitive Electric Holdings Co.
  LLC Tranche B-3, 3.949%, 10/10/14              959         686
                                                      ----------
                                                           1,867

----------------------------------------------------  ----------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $42,224)                                 44,134
----------------------------------------------------  ----------

TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $46,766)                                 48,873
----------------------------------------------------  ----------

                                            SHARES       VALUE
                                         -----------  ----------
SHORT-TERM INVESTMENTS--9.9%

MONEY MARKET MUTUAL FUNDS--9.9%

State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.420%)                            4,963,473       4,963
----------------------------------------------------  ----------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,963)                                   4,963
----------------------------------------------------  ----------

TOTAL INVESTMENTS--107.2%
(IDENTIFIED COST $51,729)                                 53,836(1)

Other Assets and Liabilities--(7.2)%                      (3,596)
                                                      ----------
NET ASSETS--100.0%                                    $   50,240
                                                      ==========

ABBREVIATIONS:

PIK   Payment-in-Kind Security


                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

------------------------------------------------------------------------------
                            TOTAL VALUE               LEVEL 2        LEVEL 3
                                 AT       LEVEL 1   SIGNIFICANT    SIGNIFICANT
                              JUNE 30,     QUOTED    OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:      2009       PRICES      INPUTS        INPUTS
------------------------------------------------------------------------------
Debt Securities:
  Corporate Debt              $ 4,739      $   --     $ 4,739          $--
  Loan Agreements              44,134          --      44,068           66
Equity Securities:
  Short-Term Investments        4,963       4,963          --           --
TOTAL INVESTMENTS             $53,836      $4,963     $48,807          $66
------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

($ reported in thousands)

                                      Loan
INVESTMENTS IN SECURITIES          Agreements
-------------------------          ----------
BALANCE AS OF SEPTEMBER 30,
  2008:                              $ 688

Accrued Discount/(Premium)               7

Realized Gain (Loss)                     2

Change in Unrealized

Appreciation (Depreciation)            (16)

Net Purchases/(Sales)                  361

Transfers In and/or Out of Level
  3(1)                                (976)
                                     -----
BALANCE AS OF JUNE 30, 2009          $  66
                                     =====

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                  SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
COMMON STOCKS--93.4%                                               HEALTH CARE--(CONTINUED)
                                                                   Novartis AG Registered Shares                 15,470  $      627
CONSUMER DISCRETIONARY--2.4%                                       Novo Nordisk A/S Class B                      16,118         871
McDonald's Corp.                              16,434  $      945   Roche Holding AG Registered Shares             7,307         993
Norstar Founders Group Ltd.(2)(6)(8)         272,000           0   Synthes, Inc.                                  5,625         543
Shimano, Inc.                                  8,000         306   Techne Corp.                                  10,143         647
                                                      ----------                                                         ----------
                                                           1,251                                                             10,076
                                                      ----------                                                         ----------

CONSUMER STAPLES--40.1%                                            INDUSTRIALS--3.6%
Altria Group, Inc.                            47,775         783   Capita Group plc/The                          34,275         403
British American Tobacco plc                  97,720       2,690   De La Rue plc                                 43,026         645
Cadbury plc(10)                                  611           5   L-3 Communications Holdings, Inc.              5,889         409
Coca-Cola Co. (The)                           38,792       1,862   Secom Co. Ltd.                                10,400         423
Colgate-Palmolive Co.                         10,979         777                                                         ----------
Diageo plc                                    47,213         677                                                              1,880
Imperial Tobacco Group plc                    99,738       2,589                                                         ----------
Mead Johnson Nutrition Co. Class A(10)        67,176       2,134
Nestle S.A. Registered Shares                 36,823       1,387   INFORMATION TECHNOLOGY--11.3%
Philip Morris International, Inc.             82,400       3,594   Google, Inc. Class A(2)                        3,932       1,658
Reckitt Benckiser Group plc                   36,337       1,654   MasterCard, Inc. Class A                       5,942         994
Shoppers Drug Mart Corp.                      16,812         722   Microsoft Corp.                               33,310         792
Souza Cruz SA                                  4,700         135   Nintendo Co. Ltd.                             21,691         747
Tesco plc                                    152,522         887   Redecard SA                                   56,649         867
Wal-Mart Stores, Inc.                          9,770         473   Visa, Inc. Class A                            14,756         919
Woolworths Ltd.                               42,766         908                                                         ----------
                                                      ----------                                                              5,977
                                                          21,277                                                         ----------
                                                      ----------
                                                                   UTILITIES--7.5%
ENERGY--6.8%                                                       American Water Works Co., Inc.                26,100         499
BG Group plc                                  43,800         734   Companhia Energetica de Minas Gerais -
Core Laboratories N.V.                        14,842       1,293     Gemig ADR                                   40,093         539
Exxon Mobil Corp.                              8,916         623   CPFL Energia SA ADR                           11,635         563
Total SA                                      18,002         972   Enagas S.A.                                   59,253       1,165
                                                      ----------   Red Electrica Corp. S.A.                      17,696         800
                                                           3,622   RWE AG                                         5,200         409
                                                      ----------                                                         ----------
                                                                                                                              3,975
FINANCIALS--2.7%                                                   ----------------------------------------------------  ----------
Deutsche Boerse AG                             6,700         520   TOTAL COMMON STOCKS
Progressive Corp. (The)(2)                    61,826         934   (IDENTIFIED COST $45,434)                                 49,512
                                                      ----------   ----------------------------------------------------  ----------
                                                           1,454
                                                      ----------   WARRANTS--5.4%
                                                                   HSBC Bank plc - Bharti Airtel Ltd.
HEALTH CARE--19.0%                                                   Exercise price $0.000001 USD
Abbott Laboratories                           51,757       2,435     exp. 2/20/18(2)                             16,200         271
Bard (C.R.), Inc.                             10,307         767   HSBC Bank plc - Hindustan Unilever Ltd.
Baxter International, Inc.                    14,600         773     Exercise price $0.001 USD
Becton, Dickinson & Co.                       10,400         742     exp. 4/11/18(2)                             78,503         438
Celgene Corp.(2)                              12,600         603   HSBC Bank plc - Nestle India Ltd.
Johnson & Johnson                             18,919       1,075     Exercise price $0.001 USD
                                                                     exp. 11/19/18(2)                            13,800         577
                                                                   HSBC Bank plc- HDFC Ltd. Exercise
                                                                     price $0.000001 USD exp. 2/20/18(2)         14,300         700

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE
                                         -----------  ----------
HSBC Bank plc- ITC Ltd. Exercise price                             FOREIGN CURRENCIES:
  $0.000001 USD exp. 2/20/18(2)              144,500  $      576   BRL   Brazil Real
JPMorgan International - Housing                                   CHF   Swiss Franc
  Development Financial Corp. Exercise                             EUR   European Currency Unit
  price $0.0001 USD exp. 5/7/14(2)             6,500         318   GBP   United Kingdom Pound Sterling
----------------------------------------------------  ----------   USD   United States Dollar
TOTAL WARRANTS
(IDENTIFIED COST $2,282)                                   2,880
----------------------------------------------------  ----------
EQUITY-LINKED CERTIFICATES--1.4%

CLSA Financial Products Ltd. -
  Bharti-Tele Ventures Strike price
  $0.001 U.S. Dollars expiration
  5/31/10(2)                                  17,400         291
CLSA Financial Products Ltd. - Cipla
  Ltd. Exercise price $0.000001 U.S.
  Dollars expiration 5/23/11(2)               88,978         471
----------------------------------------------------  ----------
TOTAL EQUITY-LINKED CERTIFICATES
(IDENTIFIED COST $573)                                       762
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--100.2%
(IDENTIFIED COST $48,289)                                 53,154
----------------------------------------------------  ----------

SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
(seven-day effective yield 0.420%)           351,036         351
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $351)                                       351
----------------------------------------------------  ----------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $48,640)                                 53,505(1)

Other assets and liabilities,
  net--(0.9)%                                               (468)
                                                      ----------
NET ASSETS--100.0%                                    $   53,037
                                                      ==========

ABBREVIATIONS:
ADR   American Depositary Receipt.

At June 30, 2009, the Fund had entered into forward currency contracts as follows:

                                                                  Unrealized
                                                                 Appreciation
Contracts to Sell   In Exchange for   Settlement Date   Value   (Depreciation)
-----------------   ---------------   ---------------   -----   --------------
BRL           930   USD         454       12/07/09      $(460)     $ (6)
CHF           112   USD         103       12/07/09      $(103)     $ --(13)
EUR           214   USD         299       12/07/09      $(300)     $ (1)
GBP           392   USD         637       12/07/09      $(645)     $ (8)
                                                                   ----
                                                                   $(15)
                                                                   ====

                            Refer to Footnote Legend

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States (Includes Short-Term Investments)                              45%
United Kingdom                                                               23
Switzerland                                                                  10
Brazil                                                                        4
Spain                                                                         4
India                                                                         3
Japan                                                                         3
Other                                                                         8
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

================================================================================

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------------------------
                                        TOTAL VALUE                LEVEL 2        LEVEL 3
                                            AT         LEVEL 1   SIGNIFICANT    SIGNIFICANT
ASSETS TABLE                              JUNE 30,     QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES                   2009       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------------------
Equity Securities:
  Common Stock                          $    49,512   $ 49,512   $        --   $         --
  Equity-Linked Certificates                    762        762            --             --
  Short-Term Investments                        351        351            --             --
  Warrants                                    2,880      2,880            --             --
Total Assets                            $    53,505   $ 53,505   $        --   $         --
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                        TOTAL VALUE                LEVEL 2        LEVEL 3
                                            AT         LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                          JUNE 30,     QUOTED     OBSERVABLE   UNOBSERVABLE
LIABILITIES TABLE                           2009       PRICES       INPUTS        INPUTS
-------------------------------------------------------------------------------------------
Derivatives:
  Forward Currency Contracts            $       (15)  $     --   $       (15)  $         --
Total Liabilities                       $       (15)  $     --   $       (15)  $         --

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                  SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
COMMON STOCKS--64.4%                                               INFORMATION TECHNOLOGY--2.9%
                                                                   NetEase.Com, Inc. ADR(2)                       4,900  $      172
CONSUMER DISCRETIONARY--2.7%                                                                                             ----------
BEC World PCL                                 80,000  $       49   MATERIALS--2.5%
Billabong International Ltd.                   8,300          58   AMVIG Holdings Ltd.                          124,000         80
Genting Malaysia Bhd                          62,400          48   Semen Gresik (Persero) Tbk PT(2)             135,000         65
                                                      ----------                                                         ----------
                                                             155                                                               145
                                                      ----------                                                         ----------

CONSUMER STAPLES--16.5%                                            TELECOMMUNICATION SERVICES--4.2%
British American Tobacco Bhd(10)               8,900         113   Philippine Long Distance Telephone Co.
Coca-Cola Amatil Ltd.                         17,900         124     Sponsored ADR                                2,760         137
Dairy Farm International Holdings Ltd.        12,600          82   Telekomunikasi Indonesia Tbk PT              147,500         109
Guinness Anchor Bhd                           15,500          27                                                         ----------
Hengan International Group Co., Ltd.          29,600         139                                                                246
Nestle Malaysia Bhd                            6,300          56                                                         ----------
Thai Beverage PCL                            319,000          47
Unilever Indonesia Tbk PT                    103,200          94   UTILITIES--7.8%
Want Want China Holdings Ltd.                106,400          60   Cheung Kong Infrastructure Holdings Ltd.      19,000          66
Woolworths Ltd.                               10,600         225   CLP Holdings Ltd.                              7,500          50
                                                      ----------   HongKong Electric Holdings Ltd.               22,000         122
                                                             967   Tanjong plc                                   34,100         129
                                                      ----------   Xinao Gas Holdings Ltd.                       52,500          90
                                                                                                                         ----------
ENERGY--5.6%                                                                                                                    457
China Shenhua Energy Co., Ltd. Class H        22,700          84   ----------------------------------------------------  ----------
CNOOC Ltd.                                    79,800          99   TOTAL COMMON STOCKS
PTT Exploration & Production PCL              36,200         144   (IDENTIFIED COST $3,359)                                   3,773
                                                      ----------   ----------------------------------------------------  ----------
                                                             327
                                                      ----------   WARRANTS--10.6%

FINANCIALS--11.0%                                                  HSBC Bank plc  - Sun Pharmaceutical
ASX Ltd.                                       4,500         134     Industries Ltd. Exercise price $0.001
HDFC Bank Ltd. ADR                             3,065         316     USD exp. 10/24/18(2)                         1,900          43
Public Bank Bhd                               27,400          71   HSBC Bank plc - Cipla Ltd. Exercise
QBE Insurance Group Ltd.                       7,800         125     price $0.001 USD exp. 12/17/18(2)              600           3
                                                      ----------   HSBC Bank plc - Hindustan Unilever Ltd.
                                                             646     Exercise price $0.001 USD
                                                      ----------     exp. 4/11/18(2)                             24,400         136
                                                                   HSBC Bank plc - Nestle India Ltd.
INDUSTRIALS--11.2%                                                   Exercise price $0.001 USD
                                                                     exp. 11/19/18(2)                             4,300         180
Beijing Enterprises Holdings Ltd.             32,600         163   JPMorgan International - Housing
Hong Kong Aircraft Engineerg Co., Ltd.         5,069          59     Development Financial Corp. Exercise
Jardine Matheson Holdings Ltd.                 3,700          91     price $0.0001 USD exp. 5/7/14(2)             5,300         260
Jardine Strategic Holdings Ltd.                2,700          39   ----------------------------------------------------  ----------
Singapore Airport Terminal Servises Ltd.      38,300          58   TOTAL WARRANTS
Singapore Post Ltd.                          163,100         101   (IDENTIFIED COST $498)                                       622
Singapore Technologies Engineering Ltd.       38,000          64   ----------------------------------------------------  ----------
SMRT Corp. Ltd.                               46,000          54
Taiwan Secom Co., Ltd.                        19,000          29   EQUITY-LINKED CERTIFICATES--12.6%
                                                      ----------
                                                             658   CLSA Financial Products Ltd. - Bharat
                                                      ----------     Heavy Electricals Ltd. Strike price
                                                                     $0.001 U.S. Dollars expiration
                                                                     7/20/10(2)                                   2,000          92

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE
                                         -----------  ----------
CLSA Financial Products Ltd. -                                     TOTAL INVESTMENTS--100.1%
  Bharti-Tele Ventures Strike price                                (IDENTIFIED COST $5,204)                                 5,863(1)
  $0..001 U.S. Dollars expiration
  5/31/10(2)                                   9,000  $      151   Other assets and liabilities, net--(0.1)%                   (3)
CLSA Financial Products Ltd. - Dabur                                                                                     --------
  India Ltd. Strike price $0 .001                                  NET ASSETS--100.0%                                    $  5,860
  U.S .Dollars expiration 1/18/12(2)          13,400          35                                                         ========
CLSA Financial Products Ltd. - Hero
  Honda Motors Ltd. Strike price $0.001                            ABBREVIATIONS:
  U.S. Dollars expiration 6/9/10(2)            1,900          55
CLSA Financial Products Ltd. - ITC Ltd.                            ADR  American Depositary Receipt.
  Strike price $0.001 U.S.Dollars
  expiration 5/5/10(2)                        45,700         182   FOREIGN CURRENCIES:
CLSA Financial Products Ltd. - Jain
  Irrigation Systems Ltd. Strike price                             AUD  Australian Dollar
  $0.001 U.S. Dollars expiration                                   USD  United States Dollar
  8/15/11(2)                                   4,500          59
CLSA Financial Products Ltd. - Jammu &
  Kashmir Bank Ltd. Strike price $0.001
  U.S. Dollars expiration 7/8/10(2)            8,600          90
CLSA Financial Products Ltd. -
  Mahindra & Mahindra Financial
  Services Strike price $0.001 U.S.
  Dollars expiration 2/23/11(2)               12,200          69
----------------------------------------------------  ----------
TOTAL EQUITY-LINKED CERTIFICATES
(IDENTIFIED COST $612)                                       733
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--87.6%
(IDENTIFIED COST $4,469)                                   5,128
----------------------------------------------------  ----------

SHORT-TERM INVESTMENTS--12.5%

MONEY MARKET MUTUAL FUNDS--12.5%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
  (seven-day effective yield 0.420%)         735,049         735
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $735)                                       735
----------------------------------------------------  ----------

At June 30, 2009, the Fund had entered into forward currency contracts as follows:

                                                                  UNREALIZED
                                                                 APPRECIATION
CONTRACTS TO SELL   IN EXCHANGE FOR   SETTLEMENT DATE   VALUE   (DEPRECIATION)
-----------------   ---------------   ---------------   -----   --------------
    AUD   108          USD   $85          12/07/09       $86         $(1)
                                                                     ---
                                                                      (1)
                                                                     ===

                            Refer to Footnote Legend

                 VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
India                                                                        24%
United States (Includes Short-Term Investments)                              16
Hong Kong                                                                    14
Australia                                                                    11
China                                                                         9
Malaysia                                                                      7
Singapore                                                                     5
Other                                                                        14
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 as required under SFAS 157 and FSP 157-4. See Security Valuation Note 1A in the Notes to Schedules of Investments.

--------------------------------------------------------------------------------
                                         TOTAL VALUE                   LEVEL 2
                                              AT         LEVEL 1     SIGNIFICANT
ASSETS TABLE                               JUNE 30,       QUOTED      OBSERVABLE
INVESTMENTS IN SECURITIES                    2009         PRICES        INPUTS
--------------------------------------------------------------------------------
Equity Securities:
  Common Stock                           $     3,773   $     3,773   $        --
  Equity-Linked Certificates                     733           733            --
  Warrants                                       622           622            --
  Short-Term Investments                         735           735            --
TOTAL ASSETS                             $     5,863   $     5,863   $        --
--------------------------------------------------------------------------------

                                         TOTAL VALUE                   LEVEL 2
                                              AT         LEVEL 1     SIGNIFICANT
                                           JUNE 30,       QUOTED      OBSERVABLE
LIABILITIES TABLE                            2009         PRICES        INPUTS
--------------------------------------------------------------------------------
Derivatives:
  Forward Currency Contracts             $        (1)  $        --   $        (1)
Total Liabilities                        $        (1)  $        --   $        (1)
--------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                SHARES       VALUE
                                         -----------  ----------                                            ---------  ----------
COMMON STOCKS--98.5%                                               Synthes, Inc.                                1,207  $      116
                                                                                                                       ----------
CONSUMER DISCRETIONARY--3.1%                                                                                                1,131
Compagnie Financiere Richemont SA              1,055  $       22                                                       ----------
OPAP SA                                        3,678          98   INDUSTRIALS--6.3%
SES SA                                         3,189          61   Capita Group plc (The)                       7,966          94
                                                      ----------   De La Rue plc                                6,271          94
                                                             181   Siemens AG Registered Shares                   630          43
                                                      ----------   Xchanging plc                               44,081         130
CONSUMER STAPLES--39.3%                                                                                                ----------
British American Tobacco plc                  13,277         366                                                              361
Cadbury plc                                   10,126          86                                                       ----------
Colruyt SA                                       203          46   INFORMATION TECHNOLOGY--1.5%
Diageo plc                                    11,808         169   Indra Sistemas SA                            3,990          86
Imperial Tobacco Group plc                    11,905         309                                                       ----------
L'Oreal SA                                       349          26   MATERIALS--1.4%
Lindt & Spruengli AG                              23          43   Air Liquide SA                                 903          83
Nestle S.A. Registered Shares                  7,922         298                                                       ----------
Philip Morris International, Inc.              7,912         345   UTILITIES--10.9%
Reckitt Benckiser Group plc                    4,392         200   Enagas S.A.                                  9,533         187
Tesco plc                                     43,558         254   Red Electrica Corp. S.A.                     4,117         186
Unilever N.V.                                  4,982         120   RWE AG                                       1,438         113
                                                      ----------   Scottish & Southern Energy plc               3,248          61
                                                           2,262   Terna Rete Elettrica Nazionale S.p.A.       23,948          80
                                                      ----------                                                       ----------
ENERGY--11.1%                                                                                                                 627
BG Group plc                                   5,082          85   --------------------------------------------------  ----------
Core Laboratories N.V.                         2,169         189   TOTAL COMMON STOCKS
Royal Dutch Shell plc Class A                  5,992         150   (IDENTIFIED COST $4,974)                                 5,665
Schlumberger Ltd.                                505          27   --------------------------------------------------  ----------
Total SA                                       3,456         187   TOTAL LONG TERM INVESTMENTS--98.5%
                                                      ----------   (IDENTIFIED COST $4,974)                                 5,665
                                                             638   --------------------------------------------------  ----------
                                                      ----------   SHORT-TERM INVESTMENTS--0.5%
FINANCIALS--5.2%
Deutsche Boerse AG                             1,059          82   MONEY MARKET MUTUAL FUNDS--0.5%
Muenchener Rueckversicherungs-                                     State Street Institutional Liquid
  Gesellschaft AG Registered Shares              882         119     Reserves Fund Institutional Shares
Reinet Investments SCA(2)                      7,186          95     (seven-day effective yield 0.420%)        30,716          31
                                                      ----------   --------------------------------------------------  ----------
                                                             296   TOTAL SHORT-TERM INVESTMENTS
                                                      ----------   (IDENTIFIED COST $31)                                       31
HEALTH CARE--19.7%                                                 --------------------------------------------------  ----------
Cie Generale D'optique Essilor                                     TOTAL INVESTMENTS--99.0%
  International SA                             3,839         183   (IDENTIFIED COST $5,005)                                 5,696(1)
Covidien plc                                   1,700          64
Fresenius Medical Care AG & Co KGaA            5,147         230   Other assets and liabilities, net--1.0%                     58
Novartis AG Registered Shares                  3,172         129                                                       ----------
Novo Nordisk A/S Class B                       3,205         173   NET ASSETS--100.0%                                  $    5,754
Roche Holding AG Registered Shares             1,733         236                                                       ==========

                            Refer to Footnote Legend

                   VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United Kingdom                                                               35%
Switzerland                                                                  14
United States (includes Short-term Investments)                              13
Germany                                                                      10
France                                                                        9
Spain                                                                         8
Denmark                                                                       3
Other                                                                         8
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

DISCLOSURE AS REQUIRED UNDER SFAS 157 AND FSP 157-4

THE FOLLOWING TABLE PROVIDES A SUMMARY OF INPUTS USED TO VALUE THE FUND'S NET ASSETS AS OF JUNE 30, 2009 (SEE SECURITY VALUATION NOTE 1A IN THE NOTES TO SCHEDULES OF INVESTMENTS):

--------------------------------------------------------------
                                        TOTAL VALUE
                                            AT         LEVEL 1
                                          JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                   2009        PRICES
--------------------------------------------------------------
Equity Securities:
  Common Stock                          $     5,665   $  5,665
  Short-Term Investments                         31         31
TOTAL INVESTMENTS                       $     5,696   $  5,696
--------------------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                  SHARES       VALUE
                                         -----------  ----------                                            -----------  ----------
PREFERRED STOCK--1.9%                                              FINANCIALS--(CONTINUED)
                                                                   QBE Insurance Group Ltd.                     876,494  $   14,055
CONSUMER STAPLES--1.0%                                                                                                   ----------
Companhia de Bebidas das Americas ADR                                                                                        86,994
  Ptd. 2.730%                                145,828  $    9,454                                                         ----------
                                                      ----------
                                                                   HEALTH CARE--15.3%
UTILITIES--0.9%                                                    Cie Generale D'optique Essilor
AES Tiete SA Pfd. 11.730%                    831,331       8,689     International SA                           373,954      17,826
----------------------------------------------------  ----------   Cipla Ltd.                                 2,137,147      11,303
TOTAL PREFERRED STOCK                                              Covidien plc                                 351,942      13,177
(IDENTIFIED COST $13,468)                                 18,143   Fresenius Medical Care AG & Co KGaA          183,868       8,226
----------------------------------------------------  ----------   Novartis AG Registered Shares                436,397      17,688
COMMON STOCKS--96.5%                                               Novo Nordisk A/S Class B                     513,796      27,778
                                                                   Roche Holding AG Registered Shares           236,488      32,147
CONSUMER DISCRETIONARY--1.1%                                       Synthes, Inc.                                144,900      13,989
Shimano, Inc.                                266,325      10,201                                                         ----------
                                                      ----------                                                            142,134
                                                                                                                         ----------
CONSUMER STAPLES--39.3%
British American Tobacco plc               1,728,918      47,587   INDUSTRIALS--4.9%
Cadbury plc                                1,292,091      11,011   Bharat Heavy Electricals Ltd.                133,976       6,164
Coca-Cola Amatil Ltd.                      1,347,133       9,346   Capita Group plc/The                         579,963       6,818
Colruyt SA(10)                                15,972       3,643   De La Rue plc                                800,940      12,004
Diageo plc                                 1,169,081      16,762   East Japan Railway Co.                       166,500      10,042
Hindustan Unilever Ltd.                    3,598,640      20,095   Secom Co. Ltd.                               248,900      10,128
Imperial Tobacco Group plc                 1,508,993      39,175                                                         ----------
ITC Ltd.                                   2,844,813      11,328                                                             45,156
Lindt & Spruengli AG                           2,562       4,787                                                         ----------
Nestle India Ltd.                            125,542       5,246
Nestle S.A. Registered Shares                936,800      35,280   INFORMATION TECHNOLOGY--4.3%
Philip Morris International, Inc.          1,050,469      45,821   Companhia Brasileira de Meios de
Reckitt Benckiser Group plc                  661,316      30,094      Pagamento(2)                            1,108,900       9,535
Shoppers Drug Mart Corp.                     386,514      16,612   Nintendo Co. Ltd.                             59,400      16,420
Souza Cruz SA                                557,511      15,970   Redecard SA                                  938,460      14,368
Tesco plc                                  4,997,543      29,073                                                         ----------
Woolworths Ltd.                            1,113,437      23,650                                                             40,323
                                                      ----------                                                         ----------
                                                         365,480
                                                      ----------   MATERIALS--0.9%
                                                                   Air Liquide SA                                94,491       8,631
ENERGY--8.5%                                                                                                             ----------
BG Group plc                                 850,337      14,241
Canadian Natural Resources Ltd.              168,881       8,863   TELECOMMUNICATION SERVICES--1.3%
Core Laboratories N.V.                       345,268      30,090   Bharti Airtel Ltd.(2)                        747,874      12,523
Total SA                                     481,838      26,011                                                         ----------
                                                      ----------
                                                          79,205   UTILITIES--11.6%
                                                      ----------   Companhia Energetica de Minas Gerais         741,128       9,947
                                                                   CPFL Energia SA                              538,100       8,719
FINANCIALS--9.3%                                                   Enagas S.A.                                1,631,039      32,068
Deutsche Boerse AG                           108,057       8,380   Red Electrica Corp. S.A.                     489,800      22,132
HDFC Bank Ltd.                               970,450      30,248   RWE AG                                       149,480      11,762
Housing Development Finance Corp.            700,994      34,311   Scottish and Southern Energy plc             627,041      11,750
                                                                   Terna Rete Elettrica Nazionale SPA         3,398,200      11,322
                                                                                                                         ----------
                                                                                                                            107,700
                                                                   ----------------------------------------------------  ----------
                                                                   TOTAL COMMON STOCKS
                                                                   (IDENTIFIED COST $902,767)                               898,347
                                                                   ----------------------------------------------------  ----------

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE
                                         -----------  ----------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $916,235)                               916,490
----------------------------------------------------  ----------
SHORT-TERM INVESTMENTS--2.2%

MONEY MARKET MUTUAL FUNDS--2.2%
State Street Institutional Liquid
  Reserves Fund Institutional Shares
(seven-day effective yield 0.420%)        20,505,370  $   20,505
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $20,505)                                 20,505
----------------------------------------------------  ----------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $936,740)                               936,995(1)

Other assets and liabilities,
  net--(0.6)%                                             (6,051)
                                                      ----------
NET ASSETS--100.0%                                    $  930,944
                                                      ==========

ABBREVIATIONS:
ADR   American Depositary Receipt.

FOREIGN CURRENCIES:
AUD   Australian Dollar
CHF   Swiss Franc
EUR   European Currency Unit
GBP   United Kingdom Pound Sterling

At June 30, 2009, the Fund had entered into forward currency contracts as follows:

                                                                        Unrealized
                                                                       Appreciation
Contracts to Receive   In Exchange for   Settlement Date     Value    (Depreciation)
--------------------   ---------------   ---------------   --------   --------------
GBP           45,105   USD      74,809       12/07/09      $74,172        $(637)
                                                                          -----
                                                                           (637)
                                                                          =====

                                                                        Unrealized
                                                                       Appreciation
  Contracts to Sell    In Exchange For   Settlement Date     Value    (Depreciation)
--------------------   ---------------   ---------------   --------   --------------
CHF            3,254   USD       3,005      12/07/09        $(3,002)      $     3
EUR            8,222   USD      11,482      12/07/09       $(11,531)      $   (49)
GBP           53,439   USD      86,828      12/07/09       $(87,876)      $(1,048)
                                                                          -------
                                                                           (1,094)
                                                                          =======

                            Refer to Footnote Legend

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09*  +
---------------------------------------------------------------------   --------
United Kingdom                                                               23%
India                                                                        14
Switzerland                                                                  11
United States (Includes Short-Term Investments)                              11
Brazil                                                                        8
Spain                                                                         6
France                                                                        5
Other                                                                        22
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------------------------
                                        TOTAL VALUE                LEVEL 2       LEVEL 3
                                             AT        LEVEL 1   SIGNIFICANT   SIGNIFICANT
ASSETS TABLE                              JUNE 30,     QUOTED     OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:                  2009       PRICES      INPUTS         INPUTS
-------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $   898,347   $898,347   $        --   $         --
  Preferred Stock                            18,143     18,143            --             --
  Short-Term Investments                     20,505     20,505            --             --
TOTAL INVESTMENTS                           936,995    936,995            --             --
Derivatives:
  Forward Currency Contracts                      3         --             3             --
Total Assets                            $   936,998   $936,995   $         3   $         --
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                        TOTAL VALUE                LEVEL 2       LEVEL 3
                                             AT        LEVEL 1   SIGNIFICANT   SIGNIFICANT
                                          JUNE 30,     QUOTED     OBSERVABLE   UNOBSERVABLE
LIABILITIES TABLE                           2009       PRICES      INPUTS         INPUTS
-------------------------------------------------------------------------------------------
Derivatives:
  Forward Currency Contracts            $    (1,734)  $     --   $    (1,734)  $         --
Total Liabilities                       $    (1,734)  $     --   $    (1,734)  $         --
-------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                              PAR VALUE       VALUE
                                         -----------  ----------                                          ------------    ---------
U.S. GOVERNMENT SECURITIES--0.1%                                    RegS 7.000%, 12/1/18(5)               $      3,230    $   1,865
                                                                    RegS 6.000%, 12/9/20(5)                      9,800        4,949
U.S. Treasury Note 2.875%, 6/30/10       $     1,000  $    1,023  Commonwealth of Australia Series 121
----------------------------------------------------  ----------    5.250%, 8/15/10                             48,075AUD    39,497
TOTAL U.S. GOVERNMENT SECURITIES                                  Commonwealth of Canada 2.750%, 12/1/10        41,951CND    37,061
(IDENTIFIED COST $1,004)                                   1,023  Commonwealth of New Zealand Series
----------------------------------------------------  ----------    1111 6.000%, 11/15/11                       43,487NZD    29,439
MUNICIPAL BONDS--2.1%                                             Federal Republic of Germany Series
                                                                    147 2.500%, 10/8/10                         15,840EUR    22,640
ARIZONA--0.9%                                                     Federative Republic of Brazil
                                                                    7.875%, 3/7/15                               1,000        1,136
Arizona School Board Facilities                                     12.500%, 1/5/16                             22,939BRL    12,994
  Improvement Series 2005 5.000%,                                   12.500%, 1/5/22                              8,000BRL     4,532
  1/1/14                                      12,325      13,803  Kingdom of Norway
                                                      ----------    6.000%, 5/16/11                            106,450NOK    17,775
                                                                    5.000%, 5/15/15                             41,119NOK     6,854
CALIFORNIA--0.1%                                                  Kingdom of Sweden Series 1048 4.000%,
                                                                    12/1/09                                     53,835SEK     7,081
Fresno County Pension Obligation                                  Republic of Argentina Series GDP
  Taxable (FGIC Insured) 6.060%,                                    2.280%, 12/15/35 (3)                        44,890        1,863
  8/15/09                                      1,915       1,921  Republic of Argentina PIK Interest
                                                      ----------    Capitalization 8.280%, 12/31/33             17,168        9,099
                                                                  Republic of Colombia
CONNECTICUT--0.2%                                                   10.000%, 1/23/12                             4,850        5,626
                                                                    12.000%, 10/22/15                        7,975,000COP     4,273
Mashantucket Western Pequot Tribe                                 Republic of Costa Rica 144A 6.548%,
  Taxable Series A, 144A (NATL- RE                                  3/20/14 (4)                                  4,000        4,090
  Insured) 6.910%, 9/1/12 (4)                  3,215       3,002  Republic of Indonesia
                                                      ----------    Series FR-23 11.000%, 12/15/12          80,600,000IDR     8,293
                                                                    Series FR-30 10.750%, 5/15/16           40,550,000IDR     4,041
KENTUCKY--0.4%                                                    Republic of Korea Series 1112
                                                                    4.750%, 12/10/11                         9,050,000KRW     7,210
Property & Buildings Commission Project                           Republic of South Africa 6.875%,
  82 (FSA Insured) 5.250%, 10/1/13             5,750       6,391    5/27/19                                        660          678
                                                      ----------  Republic of Trinidad and Tobago RegS
                                                                    9.875%, 10/1/09 (5)                          2,300        2,337
NEW YORK--0.1%                                                    Republic of Turkey 0.000%, 2/2/11             13,000TRY     7,041
                                                                  Russian Federation RegS 8.250%,
State Dormitory Authority 04-B, 3.350%,                             3/31/10 (5)                                    270          278
  12/15/09                                     1,610       1,624  ------------------------------------------------------- ---------
                                                      ----------  TOTAL FOREIGN GOVERNMENT SECURITIES
                                                                  (IDENTIFIED COST $260,208)                                258,320
PENNSYLVANIA--0.2%                                                ------------------------------------------------------- ---------
                                                                  MORTGAGE-BACKED SECURITIES--17.8%
Philadelphia School District Taxable
  Series C (FSA Insured) 4.200%, 7/1/09        2,570       2,570  AGENCY--5.3%
                                                      ----------
                                                                  FHLMC 6.000%, 8/1/34                           1,650        1,733
SOUTH DAKOTA--0.0%                                                FNMA
                                                                    5.500%, 1/1/17                                 603          637
Educational Enhancement Funding Corp.                               6.000%, 5/1/17                                 182          194
  Taxable Series 02-A, 6.720%, 6/1/25            112          98    5.500%, 8/1/17                                 121          128
                                                      ----------

VIRGINIA--0.2%

Tobacco Settlement Financing Corp.
  Taxable Series 07-A1, 6.706%, 6/1/46         4,850       3,001
----------------------------------------------------  ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $33,581)                                 32,410
----------------------------------------------------  ----------
FOREIGN GOVERNMENT SECURITIES--16.5%

Bolivarian Republic of Venezuela
  RegS 5.375%, 8/7/10(5)                       5,172       4,862
  10.750%, 9/19/13                             4,920       4,084
  8.500%, 10/8/14                              1,610       1,151
  RegS 5.750%, 2/26/16(5)                     13,110       7,571

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
AGENCY--(CONTINUED)                                                NON-AGENCY--12.5%
  4.500%, 4/1/18                         $     1,365  $    1,417   American Tower Trust 07-A, C 144A
  5.000%, 10/1/19                              2,297       2,398     5.615%, 4/15/37 (4)                    $     3,685  $    3,353
  5.500%, 2/1/20                                 801         842   Banc of America Commercial Mortgage,
  5.500%, 3/1/20                               1,844       1,938     Inc. 05-6, AM 5.179%, 9/10/47 (3)            1,600         992
  5.500%, 3/1/20                                 853         897   Bear Stearns Commercial Mortgage
  5.500%, 3/1/20                                 296         311     Securities
  5.500%, 3/1/20                                 879         924     07-PW18, A4 5.700%, 10/11/17                 1,935       1,537
  5.500%, 4/1/20                               1,417       1,490     06-PW12, A4 5.719%, 9/11/38(3)               7,450       6,479
  5.000%, 6/1/20                               3,954       4,119     06-PW14, A4 5.201%, 12/11/38                 1,500       1,246
  6.000%, 12/1/32                                266         280     05-PW10, A4 5.405%, 12/11/40(3)             11,300      10,052
  5.500%, 2/1/33                                 581         604   Chase Mortgage Finance Corp.
  5.500%, 5/1/34                               2,528       2,621     04-S1, M 5.098%, 2/25/19 (3)                 1,716       1,158
  6.000%, 8/1/34                               1,788       1,883   Citigroup-Deutsche Bank
  6.000%, 8/1/34                               1,380       1,453     Commercial Mortgage Trust 05-CD1,
  6.000%, 10/1/34                              1,271       1,337     A4 5.225%, 7/15/44 (3)                       5,000       4,433
  6.000%, 10/1/34                              2,042       2,147   Countrywide Home Loan Mortgage
  5.500%, 11/1/34                              1,902       1,972     Pass-Through Trust
  5.500%, 11/1/34                              2,789       2,893     02-34, B2 5.750%, 1/25/33(6)                 1,426       1,058
  6.000%, 11/1/34                              2,295       2,414     02-36, B2 6.000%, 1/25/33(6)                 1,428       1,073
  5.500%, 12/1/34                              1,437       1,490   Credit Suisse First Boston Mortgage
  5.500%, 1/1/35                               2,988       3,098     Securities Corp.
  6.000%, 1/1/37                               3,479       3,645     02-CKS4, B 5.333%, 11/15/36                  5,000       4,380
  6.000%, 1/1/37                               2,090       2,190     04-C5, A3 4.499%, 11/15/37                   1,270       1,148
  5.500%, 7/1/37                                  20          21   Credit-Based Asset Servicing &
  6.000%, 7/1/37                               1,145       1,198     Securitization LLC
  6.000%, 12/1/37                              5,146       5,385     05-CB6, A3 5.120%, 7/25/35 (3)               2,918       2,439
  6.000%, 4/1/38                               3,755       3,930   Crown Castle Towers LLC 144A
  5.000%, 5/1/38                               4,644       4,735     05-1A, AFX 4.643%, 6/15/35(4)                8,000       7,800
  5.500%, 9/1/38                               3,438       3,554     05-1A, B 4.878%, 6/15/35(4)                  6,510       6,315
  5.000%, 11/1/38                              6,346       6,471     06-1A, C 5.470%, 11/15/36(4)                 5,000       4,900
  5.500%, 12/1/38                              5,101       5,273   First Horizon Asset Securities, Inc.
  4.500%, 3/1/39                               6,854       6,848     05-AR1, 2A1 5.001%, 4/25/35 (3)              2,658       1,958
                                                                   First Plus Home Loan Trust 97-3,
GNMA                                                                 M2 7.520%, 11/10/23                             27          25
  6.500%, 7/15/31                                 47          51   GE Capital Commercial Mortgage Corp.
  6.500%, 8/15/31                                128         137     03-C1, C 4.975%, 1/10/38(3)                  3,472       2,966
  6.500%, 11/15/31                                95         103     04-C3, A4 5.189%, 7/10/39(3)                 3,500       3,122
  6.500%, 2/15/32                                 28          30   GMAC Commercial Mortgage Securities,
  6.500%, 4/15/32                                125         134     Inc.
  6.500%, 4/15/32                                131         141     04-C2, A3 5.134%, 8/10/38                    1,200       1,095
                                                      ----------     04-C3, A4 4.547%, 12/10/41                   4,820       4,554
                                                          83,066   Greenwich Capital Commercial Funding
                                                      ----------     Corp. 04-GG1, A7 5.317%, 6/10/36 (3)         7,950       7,345
                                                                   GS Mortgage Securities Corp. II 144A
                                                                     07-EOP, G 0.837%, 3/6/20(3)(4)               5,840       4,205
                                                                     07-EOP, H 0.968%, 3/6/20(3)(4)               1,850       1,277

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
NON-AGENCY--(CONTINUED)                                            NON-AGENCY--(CONTINUED)

GSR Mortgage Loan Trust 05-AR6, 3A1                                Wachovia Bank Commercial Mortgage Trust
  4.560%, 9/25/35 (3)                    $     4,922  $    4,035     04-C12, A2 5.001%, 7/15/41             $    12,366  $   12,254
Harborview Mortgage Loan Trust 05-9,                                 07-C30, A5 5.342%, 12/15/43                  6,935       4,561
  B10 2.065%, 6/20/35 (3)(6)                   4,537         136     05-C22, AM 5.315%, 12/15/44(3)                 720         450
IndyMac Index Mortgage Loan Trust                                  Wachovia Mortgage Loan Trust LLC 06-A,
  07-AR2, B1 5.797%, 6/25/37 (3)(6)            4,732         180     B1 5.335%, 5/20/36 (3)(6)                    3,424         367
JPMorgan Chase Commercial Mortgage                                 Washington Mutual Mortgage Pass Through
  Securities Corp.                                                   Certificates
  05-LDP5, AM 5.221%, 12/15/44(3)              1,752       1,060     06-AR16, 1A1 5.575%, 12/25/36(3)             5,943       3,823
  06-LDP7, A4 5.875%, 4/15/45(3)               1,350       1,146     00-1, M3 2.564%, 1/25/40(3)                     85          30
  06-LDP9, A3 5.336%, 5/15/47                  7,450       5,711   Wells Fargo Mortgage Backed Securities
JPMorgan Mortgage Trust 06-A1, B1                                    Trust
  5.398%, 2/25/36 (3)(6)                       7,652         696     04-R, 2A1 4.360%, 9/25/34(3)                 3,731       3,068
Lehman Brothers - UBS Commercial                                     04-EE, 2A3 3.585%, 12/25/34(3)                 100          56
  Mortgage Trust                                                     06-AR2, B1 5.085%, 3/25/36(3)(6)            13,914       1,488
  06-C3, AM 5.712%, 3/15/39(3)                   945         595                                                         ----------
  07-C2, A2 5.303%, 2/15/40                    4,527       4,077                                                            195,763
  05-C3, AM 4.794%, 7/15/40                    7,460       5,036   ----------------------------------------------------  ----------
  07-C6, A2 5.845%, 7/15/40                   11,125      10,174   TOTAL MORTGAGE-BACKED SECURITIES
  07-C7, A3 5.866%, 9/15/45(3)                 8,800       6,731   (IDENTIFIED COST $324,132)                               278,829
Merrill Lynch Mortgage Investors, Inc.                             ----------------------------------------------------  ----------
  06-3, 2A1 6.079%, 10/25/36 (3)               4,435       3,520   ASSET-BACKED SECURITIES--7.4%
Merrill Lynch Mortgage Trust 04-KEY2,
  A3 4.615%, 8/12/39                           4,000       3,560   Advanta Business Card Master Trust
Merrill Lynch-Countrywide Commercial                                 07-A3, A3 0.375%, 4/20/15 (3)                4,417       3,876
  Mortgage Trust 06-4, A3 5.172%,                                  American General Mortgage Loan Trust
  12/12/49 (3)                                 9,500       6,911     06-1, A2 144A 5.750%, 12/25/35 (3)(4)        5,963       5,714
Morgan Stanley Capital I                                           Banc of America Securities Auto Trust
  06-IQ12, A4 5.332%, 12/15/43                 8,000       5,983     06-G1, B 5.340%, 2/18/11                     4,855       4,793
  07-IQ14, A4 5.692%, 4/15/49(3)               3,860       2,814   Bay View Auto Trust 05-LJ1, A4 4.090%,
Morgan Stanley Mortgage Loan Trust                                   5/25/12                                      1,605       1,561
  05-5AR, 4A1 5.516%, 9/25/35 (3)              1,996       1,228   Bayview Financial Acquisition Trust
PNC Mortgage Acceptance Corp. 00-C2,                                 06-B, 1A2 5.800%, 4/28/36 (3)                4,000       3,430
  A2 7.300%, 10/12/33                            193         198   Bombardier Capital Mortgage
Prudential Securities Secured Financing                              Securitization Corp. 99-A, A3 5.980%,
  Corp. 99-NRF1, F 144A 6.074%,                                      1/15/18 (3)                                  2,746       1,682
  11/1/31 (4)                                  5,000       4,958   Bosphorus Financial Services Ltd. 144A
Residential Funding Mortgage Securities                              2.683%, 2/15/12 (3)(4)                       1,375       1,196
  I, Inc. 06-S4, A2 6.000%, 4/25/36            5,887       4,454   Capital Auto Receivables Asset Trust
SBA Commercial Mortgage Backed                                       06-1, D 144A 7.160%, 1/15/13 (4)             2,000       1,925
  Securities Trust 144A                                            Carmax Auto Owner Trust 07-2, B 5.370%,
  06-1A, A 5.314%, 11/15/36(4)                 7,450       6,966     3/15/13                                     10,025       8,525
  06-1A, B 5.451%, 11/15/36(4)                 2,875       2,616   Chase Funding Mortgage Loan
Timberstar Trust 06-1A, A 144A 5.668%,                               Asset-Backed Certificates 04-1, 1A4
  10/15/36 (4)                                 2,240       1,971     4.111%, 8/25/30                              2,410       1,955
                                                                   Citicorp Residential Mortgage
                                                                     Securities, Inc. 07-2, A4 6.538%,
                                                                     6/25/37 (3)                                  5,000       3,732
                                                                   Conseco Finance Securitizations Corp.
                                                                     01-3, A4 6.910%, 5/1/33 (3)                 11,389       8,940
                                                                   Daimler Chrysler Auto Trust

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                                 PAR VALUE      VALUE
                                       -----------  ----------                                              -----------  ----------
  07-A, A4 5.280%, 3/8/13              $    14,105  $   13,698     CONSUMER DISCRETIONARY--(CONTINUED)
  08-B,  A4A 5.320%, 11/10/14                4,820       4,495
Dunkin Securitization 06-1, M1 144A                                Best Buy Co., Inc. 6.750%, 7/15/13       $     2,055  $    2,127
  8.285%, 6/20/31 (4)                        6,345       5,290     Brunswick Corp. 11.750%, 8/15/13               5,419       4,037
FMAC Loan Receivables Trust 98-CA, A2                              Comcast Cable Holdings LLC 7.875%,
  144A 6.660%, 9/15/20 (4)                   3,480       2,610       8/1/13                                       3,800       4,323
GMAC Mortgage Corp. Loan Trust                                     COX Communications, Inc. 4.625%, 6/1/13        5,620       5,529
  05-HE2, A3 4.622%, 11/25/35(3)               365         346     Daimler Finance North America LLC
  06-HE2, A3 6.320%, 5/25/36(3)             11,335       3,472       6.500%, 11/15/13                             3,390       3,446
GreenTree Financial Corp. 08-MH1, A1                               DigitalGlobe, Inc. 144A 10.500%,
  144A 7.000%, 4/25/38 (3)(4)                4,041       3,960       5/1/14(4)                                      700         714
Home Equity Asset Trust Net Intrest                                Ford Motor Credit Co. LLC 8.000%,
  Margin 06-7, A 144A 6.000%,                                        6/1/14                                       4,865       3,940
  2/25/37 (4)(9)                             2,119          --(13) Horton (D.R.), Inc. 4.875%, 1/15/10            2,500       2,500
Hyundai Auto Receivables Trust 06-A,                               International Game Technology 7.500%,
  D 5.520%, 11/15/12                           897         899       6/15/19                                      1,115       1,125
IndyMac Manufactured Housing Contract                              Landry's Restaurant, Inc. 144A 14.000%,
  98-1, A3 6.370%, 9/25/28                   2,067       1,422       8/15/11 (4)                                  3,115       2,975
Long Grove Collateral Loan Obligation                              MGM MIRAGE 144A 10.375%, 5/15/14(4)              160         167
  Ltd. 144A                                                        Royal Caribbean Cruises Ltd. 11.875%,
  04-1A, C 3.061%, 5/25/16(3)(4)(7)          1,600          80       7/15/15                                        436         425
  04-1A, D 7.411%, 5/25/16(3)(4)(7)            500          15     Scientific Games Corp. 144A 7.875%,
Merrill Auto Trust Securitization                                    6/15/16 (4)                                    810         774
  07-1, B 5.790%, 12/15/13                   3,977       3,692     Scientific Games International, Inc.
Renaissance Home Equity Loan Trust                                   144A 9.250%, 6/15/19 (4)                     1,570       1,578
  05-3, AF4 5.140%, 11/25/35(3)              5,380       3,896     Seminole Hard Rock Entertainment,
  06-2, AF4 6.115%, 8/25/36(3)               5,640       2,039       Inc./Seminole Hard Rock International
Residential Funding Mortgage                                         LLC 144A 3.129%, 3/15/14 (3)(4)                767         533
  Securities II, Inc.                                              Seneca Gaming Corp. Series B 7.250%,
  05-HI2, A3 4.460%, 5/25/35                   249         246       5/1/12                                         131         114
  06-HI2, A3 5.790%, 2/25/36                 1,510         904     Staples, Inc. 9.750%, 1/15/14                    905       1,011
  07-HI1, A2 5.640%, 3/25/37                10,000       8,152     Starwood Hotels & Resort Worldwide,
  07-HSA3, AI2 5.890%, 5/25/37(3)            6,652       5,605       Inc. 6.250%, 2/15/13                         2,815       2,620
Structured Asset Securities Corp.                                  Thomson Reuters Corp. 4.250%, 8/15/09          1,000       1,003
  05-7XS, 1A2B 5.270%, 4/25/35 (3)           6,657       6,013     Time Warner Cable, Inc. 6.200%, 7/1/13         2,915       3,071
Vanderbuilt Acquisition Loan Trust                                 Time Warner, Inc. 6.875%, 5/1/12               1,500       1,605
  02-1, A3 5.700%, 9/7/23 (3)                   46          46     Viacom, Inc. 5.750%, 4/30/11                   2,700       2,764
Wachovia Auto Loan Owner Trust 06-2A,                              Videotron Ltee 6.375%, 12/15/15                3,500       3,154
  E 144A 7.050%, 5/20/14 (4)                 5,000       2,261                                                           ----------
--------------------------------------------------  ----------                                                               54,303
TOTAL ASSET-BACKED SECURITIES                                                                                            ----------
(IDENTIFIED COST $149,679)                             116,470
--------------------------------------------------  ----------     CONSUMER STAPLES--1.7%
CORPORATE BONDS--41.8%
                                                                   Altria Group, Inc. 8.500%, 11/10/13            2,775       3,154
CONSUMER DISCRETIONARY--3.5%                                       BAT International Finance plc 144A
                                                                     9.500%, 11/15/18 (4)                         1,410       1,657
Ameristar Casinos, Inc. 144A 9.250%,                               Cargill, Inc. 144A 5.600%, 9/15/12 (4)         4,845       5,042
  6/1/14(4)                                    350         359     Georgia-Pacific LLC 144A 7.125%,
AutoZone, Inc. 5.750%, 1/15/15               4,420       4,409       1/15/17 (4)                                  3,525       3,296
                                                                   Kroger Co. (The) 8.050%, 2/1/10                1,860       1,912
                                                                   Philip Morris Capital Corp. 7.500%,
                                                                     7/16/09                                      3,500       3,500
                                                                   Tyson Foods, Inc. 144A 10.500%,
                                                                     3/1/14 (4)                                     940       1,025
                                                                   Yankee Acquisition Corp. Series B
                                                                     8.500%, 2/15/15                              7,915       6,708
                                                                                                                         ----------
                                                                                                                             26,294
                                                                                                                         ----------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
ENERGY--6.3%                                                       ENERGY--(CONTINUED)
Anadarko Petroleum Corp. 8.700%,                                     5.750%, 12/15/13                       $     5,910  $    6,214
  3/15/19                                $     3,550  $    3,977                                                         ----------
Buckeye Partners LP 6.050%, 1/15/18              854         776                                                             99,206
Canadian Natural Resources Ltd. 4.900%,                                                                                  ----------
  12/1/14                                      2,916       2,976
Denbury Resources, Inc. 7.500%,                                    FINANCIALS--15.9%
  12/15/15                                     4,952       4,729
Frontier Oil Corp. 6.625%, 10/1/11             2,230       2,185   Aflac, Inc. 8.500%, 5/15/19                    1,059       1,132
Gaz Capital SA 144A 7.343%, 4/11/13 (4)        2,000       1,930   Alfa Invest Ltd. 144A 9.250%,
Gazprom International SA 144A 7.201%,                                6/24/13 (4)                                  4,940       4,397
  2/1/20 (4)                                   2,253       2,118   Allstate Corp. 6.125%, 5/15/37(3)              4,730       3,477
Gazprom OAO (Gaz Capital SA) 144A                                  American Express Credit Corp.
  6.212%, 11/22/16(4)                         10,405       8,688     5.875%, 5/2/13                               4,805       4,771
  6.510%, 3/7/22(4)                            3,235       2,426     Series C 7.300%, 8/20/13                     2,600       2,703
Halliburton Co. 5.500%, 10/15/10               1,225       1,281   American Honda Finance Corp. 144A
Helix Energy Solutions Group, Inc. 144A                              6.700%, 10/1/13 (4)                          4,850       4,891
  9.500%, 1/15/16 (4)                            692         635   Assurant, Inc. 5.625%, 2/15/14                 4,060       3,621
KazMunaiGaz Finance Sub BV 144A 8.375%,                            Atlantic Finance Ltd. 144A 8.750%,
  7/2/13 (4)                                   3,900       3,598     5/27/14(4)                                   4,800       4,705
Kinder Morgan Energy Partners LP                                   Bank of America Corp.
  6.850%, 2/15/20                              2,545       2,609     7.400%, 1/15/11                              3,815       3,916
Knight, Inc. 6.500%, 9/1/12                    3,545       3,483     4.750%, 8/15/13                              3,000       2,786
NAK Naftogaz Ukrainy (Standard Bank                                  5.420%, 3/15/17                              3,700       3,073
  London Holdings plc) 8.125%, 9/30/09         2,900       2,581   Barclays Bank plc 6.750%, 5/22/19              4,130       4,096
Noble Energy, Inc. 8.250%, 3/1/19              3,675       4,181   Bear Stearns Cos., Inc. LLC (The)
Pacific Energy Partners LP/Pacific                                   7.250%, 2/1/18                               4,365       4,601
  Energy Finance Corp. 7.125%, 6/15/14         2,900       2,969   Berkley (WR) Corp. 5.125%, 9/30/10             2,000       1,934
Pemex Project Funding Master Trust 144A                            Chubb Corp. 6.375%, 3/29/67(3)                 4,730       3,784
  1.929%, 6/15/10 (3)(4)                       1,500       1,478   CIT Group, Inc. 4.750%, 12/15/10               4,295       3,372
Petro-Canada 6.050%, 5/15/18                   1,200       1,194   Citigroup, Inc.
PetroHawk Energy Corp. 144A 10.500%,                                 5.000%, 9/15/14                              3,200       2,683
  8/1/14 (4)                                   3,885       3,992     4.875%, 5/7/15                              15,710      12,833
Pride International, Inc. 8.500%,                                  CME Group, Inc. 5.400%, 8/1/13                 2,450       2,574
  6/15/19                                      4,065       4,014   Colonial Realty LP 4.800%, 4/1/11              1,442       1,351
Ras Laffan Liquefied Natural Gas Co.,                              Corporacion Andina de Fomento 5.200%,
  Ltd. 144A 3.437%, 9/15/09 (4)                  497         494     5/21/13                                      1,000       1,004
Smith International, Inc. 9.750%,                                  Countrywide Home Loans, Inc. 5.625%,
  3/15/19                                      2,755       3,182     7/15/09                                      1,750       1,751
Swift Energy Co. 7.625%, 7/15/11               4,875       4,583   Credit Suisse New York 5.000%, 5/15/13         4,335       4,432
Tesoro Corp. 6.250%, 11/1/12                   4,340       4,145   Deutsche Bank Financial LLC 5.375%,
Transcontinental Gas Pipe Line Corp.                                 3/2/15                                       2,933       2,847
  Series B 7.000%, 8/15/11                     3,865       4,079   ERAC USA Finance Co. 144A 5.800%,
Weatherford International Ltd. 9.625%,                               10/15/12 (4)                                   805         753
  3/1/19                                       4,110       4,835   Export-Import Bank of Korea
Western Refining, Inc. 144A                                          4.500%, 8/12/09                              1,355       1,355
  10.750%, 6/15/14(3)(4)                       3,285       3,006     8.125%, 1/21/14                              1,480       1,620
  11.250%, 6/15/17(4)                          2,465       2,200   Fideicomiso Petacalco Trust 144A
Williams Cos., Inc. (The) 7.125%,                                    10.160%, 12/23/09 (4)                          724         733
  9/1/11                                       2,500       2,550   First Tennessee Bank N.A. 1.046%,
XTO Energy, Inc.                                                     2/14/11(3)                                   4,575       4,206
  5.900%, 8/1/12                               1,980       2,098   Ford Motor Credit Co. LLC
                                                                     9.875%, 8/10/11                              3,480       3,221
                                                                     3.889%, 1/13/12(3)                           2,000       1,550
                                                                   GMAC, Inc. 144A

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               PAR VALUE      VALUE
                                        -----------   ----------                                            -----------  ----------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
  6.875%, 9/15/11(4)                    $     2,662   $    2,356   OJSC AK Transneft (TransCapitalInvest
  6.750%, 12/1/14(4)                            552          439     Ltd.) 144A 5.670%, 3/5/14(4)           $     5,715  $    4,915
Goldman Sachs Group, Inc. (The)                                    Petroplus Finance Ltd. 144A 6.750%,
  5.350%, 1/15/16                             3,225        3,075     5/1/14(4)                                    2,715       2,348
  5.950%, 1/18/18                             2,759        2,676   Piper Jaffray Equipment Trust
  7.500%, 2/15/19                             2,451        2,624     Securities 144A 6.000%, 9/10/11(4)           8,489       7,810
HBOs plc 144A 6.750%, 5/21/18(4)                685          517   PNC Funding Corp.
Hertz Corp. (The) 8.875%, 1/1/14              2,595        2,400     5.400%, 6/10/14                              4,708       4,756
Host Hotels & Resorts LP 144A 9.000%,                                5.625%, 2/1/17                               3,130       2,901
  5/15/17(4)                                    875          838   Principal Financial Group, Inc.
ICICI Bank Ltd. 144A 5.750%,                                         7.875%, 5/15/14                              2,595       2,734
  11/16/10 (4)                                4,775        4,809   Principal Life Global Funding I
International Lease Finance Corp.                                    144A 4.400%, 10/1/10(4)                      1,500       1,489
  4.750%, 1/13/12                             1,120          882   ProLogis 6.625%, 5/15/18                       1,110         874
Invesco Ltd. 4.500%, 12/15/09                 2,750        2,762   Russian Agricultural Bank OJSC
Janus Capital Group, Inc. 6.500%,                                    (RSHB Capital SA) 144A
  6/15/12                                     2,663        2,461     9.000%, 6/11/14(4)                             780         788
JPMorgan Chase & Co.                                                 6.299%, 5/15/17(4)                           2,905       2,498
  5.750%, 1/2/13                              4,945        5,104   Simon Property Group LP
  6.300%, 4/23/19                             3,550        3,571     4.600%, 6/15/10                              3,825       3,834
Series 1, 7.900%, 12/31/49(3)                 3,360        2,940     5.600%, 9/1/11                               2,775       2,807
Kazkommerts International BV RegS                                  SLM Corp. 0.896%, 2/1/10(3)                    8,000       7,370
  8.000%, 11/3/15(5)                          1,000          635   Textron Financial Corp.
KeyBank NA                                                           5.125%, 11/1/10                              3,865       3,604
  5.700%, 8/15/12                             1,800        1,747   TNK-BP Finance SA
  7.413%, 5/6/15                              1,000          896     RegS 6.125%, 3/20/12(5)                      4,210       3,894
Kimco Realty Corp. 4.820%, 8/15/11            1,945        1,887     144A 7.500%, 3/13/13(4)                      1,750       1,623
Kookmin Bank 144A 7.250%, 5/14/14(4)          2,700        2,788   Trustreet Properties, Inc.
Korea Development Bank 5.300%, 1/17/13        1,113        1,099     7.500%, 4/1/15                               1,215       1,248
Lincoln National Corp. 8.750%, 7/1/19         2,340        2,360   Wachovia Bank NA 5.000%, 8/15/15               2,600       2,450
MassMutual Global Funding II 144A                                  Wachovia Corp. 5.300%, 10/15/11                4,870       5,075
  3.500%, 3/15/10(4)                          1,750        1,724   Wells Fargo & Co. 4.375%, 1/31/13                800         807
Merrill Lynch & Co., Inc. 6.150%,                                  XL Capital Ltd. 5.250%, 9/15/14                4,335       3,642
  4/25/13                                     3,925        3,930                                                         ----------
MetLife, Inc. 6.750%, 6/1/16                    910          926                                                            248,657
Metropolitan Life Global Funding I                                                                                       ----------
  144A 5.125%, 6/10/14(4)                     1,160        1,151
Morgan Stanley                                                     HEALTH CARE--0.6%
  6.000%, 5/13/14                             1,970        1,995   Express Scripts, Inc. 6.250%, 6/15/14          1,775       1,878
  144A 10.090%, 5/3/17(4)                    10,525BRL     4,351   Fisher Scientific International, Inc.
National Australia Bank Ltd. 144A                                    6.750%, 8/15/14                                985       1,012
  5.350%, 6/12/13(4)                          9,715       10,006     6.125%, 7/1/15                               2,125       2,133
Nationwide Health Properties, Inc.                                 HCA, Inc.
  6.250%, 2/1/13                              4,825        4,571     9.125%, 11/15/14                             1,739       1,726
Northern Trust Corp. 5.500%, 8/15/13          2,775        2,942     144A 8.500%, 4/15/19(4)                        700         689
Nuveen Investment, Inc. 144A                                       Medco Health Solutions, Inc.
  10.500%, 11/15/15(4)                          800          556     7.250%, 8/15/13                              1,000       1,073
                                                                   U.S. Oncology, Inc. 144A
                                                                     9.125%, 8/15/17(4)                           1,263       1,260

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
HEALTH CARE--(CONTINUED)                                           INFORMATION TECHNOLOGY--(CONTINUED)
                                                                     8.250%, 5/15/14                        $       444  $      462
Valeant Pharmaceuticals International                                                                                    ----------
  144A 8.375%, 6/15/16(4)                $       417  $      416                                                             24,439
                                                      ----------                                                         ----------
                                                          10,187
                                                      ----------   MATERIALS--4.9%
                                                                   Air Products & Chemicals, Inc.
INDUSTRIALS--3.1%                                                    4.150%, 2/1/13                               1,912       1,940
American Airlines, Inc.                                            Allegheny Technologies, Inc.
  99-1, 7.024%, 10/15/09                       2,925       2,889     9.375%, 6/1/19                               7,245       7,678
  01-1, 6.977%, 5/23/21                       14,215       8,600   Anglo American Capital plc 144A
Continental Airlines, Inc. 98-1A,                                    9.375%, 4/8/19(4)                            1,950       2,106
  6.648%, 3/15/19                              2,183       1,790   ArcelorMittal
Delta Air Lines, Inc. 00-A1,                                         5.375%, 6/1/13                               4,825       4,609
  7.379%, 11/18/11                             5,824       5,678     9.000%, 2/15/15                              2,560       2,699
Esco Corp. 144A 8.625%, 12/15/13(4)            1,725       1,501   Barrick Gold Financeco LLC
General Cable Corp. 3.583%, 4/1/15(3)          3,375       2,751     6.125%, 9/15/13                              4,500       4,829
Ingersoll-Rand Global Holdings Co. Ltd.                            Catalyst Paper Corp. Series D
  9.500%, 4/15/14                              1,410       1,544     8.625%, 6/15/11                              4,000       2,400
L-3 Communications Corp.                                           CRH America, Inc.
  7.625%, 6/15/12                              4,020       4,040     5.625%, 9/30/11                              3,500       3,435
  Series B 6.375%, 10/15/15                      925         844     8.125%, 7/15/18                              4,770       4,592
Owens Corning, Inc. 6.500%, 12/1/16            3,150       2,765   Domtar Corp.
Smiths Group plc 144A                                                5.375%, 12/1/13                              2,625       2,192
  7.200%, 5/15/19(4)                           1,700       1,637     7.125%, 8/15/15                              2,185       1,835
SPX Corp. 7.625%, 12/15/14                       250         243   Dow Chemical Co. (The)
Steelcase, Inc. 6.500%, 8/15/11                2,825       2,828     7.600%, 5/15/14                              2,950       3,038
Terex Corp. 7.375%, 1/15/14                    2,010       1,849   Freeport-McMoRan Copper & Gold, Inc.
Toledo Edison Co. (The) 7.250%, 5/1/20         1,360       1,514     6.875%, 2/1/14                               2,170       2,224
United Airlines, Inc.                                              Georgia Pacific Corp. LLC
  00-2A, 7.032%, 10/1/10                       1,379       1,351     7.700%, 6/15/15                              4,820       4,531
  01-A1, 6.071%, 3/1/13                          337         334   International Paper Co.
United Rentals North America, Inc.                                   9.375%, 5/15/19                              5,330       5,433
  6.500%, 2/15/12                              4,065       3,963   Nalco Co. 8.875%, 11/15/13                     1,630       1,671
  144A 10.875%, 6/15/16(4)                     1,772       1,710   Norske Skog Canada Ltd. 7.375%, 3/1/14         1,055         454
                                                      ----------   Nova Chemicals Corp.
                                                          47,831     4.538%, 11/15/13(3)                          9,949       8,283
                                                      ----------   Rock-Tenn Co. 9.250%, 3/15/16                    125         128
                                                                   Sappi Pappier Holding AG 144A
INFORMATION TECHNOLOGY--1.6%                                         6.750%, 6/15/12(4)                           5,000       3,354
Convergys Corp. 4.875%, 12/15/09               3,000       2,965   Steel Dynamics, Inc. 7.375%, 11/1/12           1,528       1,455
Corning, Inc. 6.625%, 5/15/19                    850         869   Vedanta Resources plc 144A
Intuit, Inc. 5.750%, 3/15/17                   1,334       1,267     8.750%, 1/15/14 (4)                          3,400       3,128
National Semiconductor Corp.                                       Verso Paper Holdings LLC / Verso
  6.600%, 6/15/17                              3,330       2,917     Paper, Inc. 144A
NXP BV/NXP Funding LLC                                               11.500%, 7/1/14(4)                           3,650       3,358
  3.881%, 10/15/13(3)                          3,040       1,227   Series B 4.778%, 8/1/14(3)                     2,570       1,221
Seagate Technology HDD Holdings, Inc.                                                                                    ----------
  6.375%, 10/1/11                              3,950       3,797                                                             76,593
SunGard Data Systems, Inc.                                                                                               ----------
  9.125%, 8/15/13                              5,426       5,155
Tyco Electronic Group SA                                           TELECOMMUNICATION SERVICES--2.8%
  6.000%, 10/1/12                              1,515       1,488   AT&T Corp. 7.300%, 11/15/11                    3,015       3,306
Xerox Corp.                                                        AT&T, Inc. 5.800%, 2/15/19                     3,825       3,884
  5.650%, 5/15/13                              4,345       4,292   Cricket Communications, Inc. 144A
                                                                     7.750%, 5/15/16(4)                             965         934
                                                                   Deutsche Telekom International
                                                                     Finance BV 8.500%, 6/15/10                   1,000       1,052

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
TELECOMMUNICATION SERVICES--(CONTINUED)                            LOAN AGREEMENTS(3)--12.6%
Embarq Corp. 6.738%, 6/1/13              $     2,385  $    2,408
Nextel Communications, Inc.                                        CONSUMER DISCRETIONARY--4.4%
  Series E 6.875%, 10/31/13                    5,590       4,654   AMF Bowling Worldwide, Inc. Tranche B,
  Series D 7.375%, 8/1/15                      2,095       1,681     3.180%, 5/17/13                        $     1,970  $    1,320
OJSC Vimpel Communications (VIP Finance                            Building Materials Holding Corp.
  Ireland Ltd.) 144A                                                 Tranche B, 7.375%, 11/10/11                  3,063         766
  8.375%, 4/30/13(4)                           1,400       1,277   Building Materials Holding Corp. of
Qwest Capital Funding, Inc.                                          America Tranche 3.250%, 2/22/14(9)             750         660
  7.250%, 2/15/11                              4,000       3,900   Cengage Learning Acquisitions, Inc.
Qwest Corp. 7.875%, 9/1/11                     5,220       5,220     Tranche, 0.000%, 7/5/14                      5,100       4,309
Rogers Communications, Inc.                                        Ceridian Corp. Tranche 3.447%, 11/8/14         6,650       5,115
  8.000%, 12/15/12                               700         724   Charter Communications Operating LLC
Telecom Italia Capital SA                                            Tranche B, 6.250%, 3/6/14                    4,867       4,398
  6.175%, 6/18/14                              4,900       4,955   CSC Holdings, Inc. Tranche B,
Verizon Wireless Capital LLC                                         2.172%, 3/30/13                              4,082       3,848
  144A 3.750%, 5/20/11(4)                      4,850       4,949   Ford Motor Co. Tranche B,
  144A 5.550%, 2/1/14(4)                       4,090       4,342     3.628%, 12/16/13                             4,533       3,306
Virgin Media Finance plc Series 1,                                 Getty Images, Inc. Tranche B,
  9.500%, 8/15/16                                570         564     6.250%, 6/30/15                              3,905       3,880
                                                      ----------   Hanesbrands, Inc. Tranche B,
                                                          43,850     5.807%, 9/5/13                               1,106       1,101
                                                      ----------   Harrah's Operating Co., Inc.
                                                                     Tranche B-2, 3.765%, 1/28/15                 1,711       1,258
UTILITIES--1.4%                                                    HBI Branded Apparel Ltd., Inc.
Allegheny Energy Supply Co. LLC 144A                                 Tranche 4.842%, 3/5/14                       2,715       2,581
  8.250%, 4/15/12(4)                           1,860       1,935   Intelstat Corp.
AmeriGas Partners LP 7.250%, 5/20/15             860         811     Tranche B2-A, 2.952%, 1/3/14                 1,693       1,545
FPL Group Capital, Inc. 5.350%, 6/15/13        1,000       1,062     Tranche B2-B, 2.952%, 1/3/14                 1,694       1,546
Israel Electric Corp. Ltd. 144A                                      Tranche B2-C, 2.952%, 1/3/14                 1,694       1,546
  7.250%, 1/15/19(4)                           2,285       2,257   Isle of Capri Casinos
Majapahit Holding BV 144A                                            Tranche B, 2.069%, 11/25/13                    754         693
  7.250%, 6/28/17(4)                           1,550       1,325     Tranche A, 2.970%, 11/25/13                    663         610
Midwest Generation LLC Series B                                      Tranche 2.970%, 11/25/13                     1,884       1,733
  8.560%, 1/2/16                               1,594       1,563   Lamar Media Corp. Tranche F,
NiSource Finance Corp.                                               5.500%, 3/31/14                                923         913
  7.875%, 11/15/10                             3,440       3,553   Landry's Restaurant, Inc. Tranche
Northeast Utilities 5.650%, 6/1/13             3,950       3,969     9.500%, 5/13/11                              3,005       2,994
ONEOK Partners LP 5.900%, 4/1/12                 980       1,005   Neiman-Marcus Group, Inc. (The)
PSE&G Energy Holdings Co.                                            Tranche 2.626%, 4/6/13                       8,743       6,705
  8.500%, 6/15/11                              2,250       2,283   Nielsen Finance LLC/ Nielsen
Sempra Energy 6.500%, 6/1/16                   1,760       1,837     Finance Co. Tranche T-B,
Texas Competitive Electric Holdings Co.                              2.483%, 5/1/16                               7,309       6,618
  LLC Series A, 10.250%, 11/1/15               1,390         872   PTI Group, Inc. Tranche
                                                      ----------     9.250%, 2/28/13                              1,435       1,177
                                                          22,472   Totes Isotoner Corp. Tranche B,
----------------------------------------------------  ----------     3.884%, 1/16/13                                389         232
TOTAL CORPORATE BONDS                                              Transaction Network Services, Inc.
(IDENTIFIED COST $671,515)                               653,832     Tranche 9.500%, 3/28/14                      5,372       5,393
----------------------------------------------------  ----------   Univision Communications, Inc.
CONVERTIBLE BONDS--0.1%                                              Tranche T-1, 0.000%, 9/29/14                 2,280       1,702

HEALTH CARE--0.1%
Par Pharmaceutical Cos., Inc. Cv.
  2.875%, 9/30/10                              1,195       1,150
----------------------------------------------------  ----------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $1,127)                                   1,150
----------------------------------------------------  ----------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                         -----------  ----------                                            -----------  ----------
CONSUMER DISCRETIONARY--(CONTINUED)                                INFORMATION TECHNOLOGY--(CONTINUED)

VRW Funding, Inc. Tranche T-1, 2.819%,                             Dresser, Inc.
  6/29/14                                $     3,310  $    2,976     Tranche B, 3.104%, 5/4/14              $     2,405  $    2,193
                                                      ----------   PIK Loan, 0.000%, 5/4/15                       3,605       2,555
                                                          68,925   First Data Corp.
                                                      ----------     Tranche B-3, 3.181%, 9/24/14                 6,899       5,170
                                                                     Tranche B-2, 3.181%, 9/24/14                   475         359
CONSUMER STAPLES--0.1%                                               Tranche B-1, 3.181%, 9/24/14                 1,980       1,491
                                                                   Freescale Semiconductor, Inc. Tranche
Wrigley (WM) Jr. Co. Tranche B, 6.500%,                              2.070%, 12/1/13                              3,977       2,919
  10/6/14                                      2,070       2,082   Reynolds & Reynolds Co. (The) Tranche
                                                      ----------     F-L, 5.704%, 10/24/12                        5,605       4,708
                                                                                                                         ----------
ENERGY--0.4%                                                                                                                 21,476
                                                                                                                         ----------
ATP Oil & Gas Corp.
  Tranche B-2, 8.500%, 1/15/11                 1,158         878   MATERIALS--2.5%
  Tranche B-1, 8.500%, 7/15/14                 4,321       3,276
Western Refining, Inc. Tranche 8.250%,                             Anchor Glass Container Corp. Tranche B,
  5/30/14                                      1,375       1,325     6.750%, 6/20/14                              4,112       3,989
                                                      ----------   Ashland, Inc. Tranche B, 7.650%,
                                                           5,479     5/13/14                                      1,786       1,804
                                                      ----------   Berry Plastics Group, Inc. Tranche C,
                                                                     2.382%, 4/3/15                               8,027       6,830
FINANCIALS--0.3%                                                   Boise Paper Holdings LLC
                                                                     Tranche B, 5.750%, 2/22/14                   4,133       3,998
Hertz Corp.                                                          Tranche 9.250%, 2/22/15                      4,305       3,003
  Tranche B, 2.310%, 12/21/12                  2,404       2,215   Building Materials Corp. of America
  Letter of Credit, 2.977%, 12/21/12             479         441     Tranche B 0.000%, 9/15/14                    4,748       3,855
Vanguard Health Holdings Co., II LLC                               Huntsman International LLC Tranche B,
  Tranche, 0.000%, 9/23/11                     2,260       2,168     2.123%, 4/19/14                              2,464       2,230
                                                      ----------   Ineos Group Holdings plc
                                                           4,824     Tranche C-2, 8.001%, 1/1/00                  1,357       1,006
                                                      ----------     Tranche B-2, 7.501%, 12/16/13                1,357       1,005
                                                                   JohnsonDiversey, Inc.
HEALTH CARE--0.9%                                                    Tranche 3.184%, 12/16/10                        53          52
                                                                     Tranche B, 3.184%, 12/16/11                  1,296       1,259
HCA, Inc.                                                          Nalco Co. Tranche T-L 6.500%, 5/13/16          1,630       1,636
  Tranche A-1, 5.762%, 11/18/12                1,863       1,698   NewPage Corp. Tranche, 4.725%, 12/21/14        4,150       3,603
  Tranche B-1, 6.012%, 11/18/13                2,438       2,208   Solutia, Inc. Tranche 7.250%, 2/28/14          5,275       4,906
Health Management Associates, Inc.                                                                                       ----------
  Tranche B, 2.970%, 2/28/14                   1,149       1,016                                                             39,176
HealthSouth Corp. Tranche 2.835%,                                                                                        ----------
  3/10/13                                      3,633       3,406
Psychiatric Solutions, Inc. Tranche A,                             TELECOMMUNICATION SERVICES--1.3%
  2.184%, 7/1/12                               4,493       4,206
Select Medical Corp. Tranche B 3.750%,                             Level 3 Communications, Inc.
  2/24/12                                      1,505       1,431    Tranche A, 2.877%, 3/13/14                    8,362       6,961
                                                      ----------    Tranche B, 11.500%, 3/13/14                   1,044       1,075
                                                          13,965   MetroPCS Wireless, Inc. Tranche B,
                                                      ----------     2.875%, 11/3/13                              2,278       2,171

INDUSTRIALS--0.2%

Harland Clarke Holdings Corp.
  Tranche B, 3.452%, 6/30/14                   1,323       1,031
Reynolds & Reynolds Co. (The) Tranche
  0.000%, 10/24/13                               450         272
ServiceMaster Co. (The)
  Tranche B, 0.000%, 7/24/14                   1,969       1,585
  Tranche T-1 0.000%, 7/24/14                    196         158
                                                      ----------
                                                           3,046
                                                      ----------

INFORMATION TECHNOLOGY--1.4%

CommScope, Inc. Tranche B, 3.324%,
  12/27/14                                     2,171       2,081

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE      VALUE
                                         -----------  ----------
TELECOMMUNICATION SERVICES--(CONTINUED)                            ABBREVIATIONS:

NTELOS, Inc. Tranche B-1, 2.570%,                                  FGIC    Financial Guaranty Insurance Company
  8/24/11                                $     5,481  $    5,359   FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
Time Warner Telecom Holdings, Inc.                                 FNMA    Fannie Mae or Federal National Mortgage Association
  Tranche B, 2.423%, 1/7/13                    5,129       4,862   FSA     Financial Security Assurance, Inc.
                                                      ----------   GNMA    Ginnie Mae or Government National Mortgage Association
                                                          20,428   NATL    National Public Finance Guarantee Corp.(formerly
                                                      ----------   PIK     Payment-in-Kind Security
                                                                   SBA     Small Business Administration
UTILITIES--1.1%
                                                                   FOREIGN CURRENCIES:
Calpine Corp. Tranche T-1, 4.095%,                                 AUD     Australian Dollar
  3/29/14                                      4,089       3,629   BRL     Brazil Real
NRG Energy, Inc.                                                   CND     Canadian Dollar
  Tranche B, 2.970%, 2/1/13                    7,130       6,729   COP     Colombian Peso
  Letter of Credit 2.970%, 2/1/13              2,863       2,702   EUR     European Currency Unit
Texas Competitive Electric Holdings                                IDR     Indonesian Rupiah
  Co. LLC                                                          KRW     Korean Won
  Tranche B-3, 3.906%, 10/10/14                4,015       2,874   NOK     Norwegian Krone
  Tranche B-2, 3.994%, 10/10/14                2,262       1,623   NZD     New Zealand Dollar
                                                      ----------   SEK     Swedish Krona
                                                          17,557   TRL     Turkish Lira
----------------------------------------------------  ----------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $206,174)                               196,958
----------------------------------------------------  ----------

                                            SHARES       VALUE
                                         -----------  ----------
PREFERRED STOCK--0.0%

FINANCIALS--0.0%

Preferred Blocker, Inc. (GMAC) Pfd.
  144A 7.000%(4)                                 702         302
----------------------------------------------------  ----------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $220)                                       302
----------------------------------------------------  ----------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $1,647,640)                           1,539,294
----------------------------------------------------  ----------

SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%

State Street Institutional Liquid
  Reserves Fund
Institutional Shares
(seven-day effective yield 0.420%)        18,585,742      18,586
----------------------------------------------------  ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,586)                                 18,586
----------------------------------------------------  ----------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $1,666,226)                           1,557,880(1)

Other Assets and Liabilities--0.4%                         6,497
                                                      ----------
NET ASSETS--100.0%                                    $1,564,377
                                                      ==========


                            Refer to Footnote Legend

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS as of 6/30/09* +
---------------------------------------------------------------------   --------
United States                                                                75%
Australia                                                                     3
Canada                                                                        3
New Zealand                                                                   2
Norway                                                                        2
Russia                                                                        2
Venezuela                                                                     2
Other                                                                        11
---------------------------------------------------------------------   --------
Total                                                                       100%
---------------------------------------------------------------------   --------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

+ % of total investments as of June 30, 2009

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-----------------------------------------------------------------------------------------------
                                         TOTAL VALUE                   LEVEL 2        LEVEL 3
                                              AT         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                           JUNE 30,      QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS IN SECURITIES:                   2009        PRICES        INPUTS         INPUTS
-----------------------------------------------------------------------------------------------
Debt Securities:
  U.S. Government Securities             $     1,023   $       --   $      1,023   $         --
  Municipal Securities                        32,410           --         32,410             --
  Foreign Government Securities              258,320           --        258,320             --
  Mortgage-Backed Securities                 278,829           --        270,955          7,874
  Asset-Backed Securities                    116,470           --        111,504          4,966
  Corporate Debt                             654,982           --        642,775         12,207
  Loan Agreements                            196,958           --        195,781          1,177
Equity Securities:
  Preferred Stock                                302          302             --             --
  Short-Term Investments                      18,586       18,586             --             --
TOTAL INVESTMENTS                        $ 1,557,880   $   18,888   $  1,512,768   $     26,224
-----------------------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

($ reported in thousands)

                                                        Mortgage-      Asset-        Corporate
                                                         Backed        Backed          Debt          Loan
INVESTMENTS IN SECURITIES                   TOTAL      Securities    Securities     Securities    Agreements
--------------------------------------   -----------   ----------   ------------   ------------   ----------
BALANCE AS OF SEPTEMBER 30, 2008:        $    47,713   $   18,557   $     11,462   $     16,388   $    1,306
Accrued Discount/(Premium)                       694          396            174            121            3
Realized Gain (Loss)                         (20,174)     (17,503)        (1,682)          (989)           -
Change in Unrealized Appreciation
  (Depreciation)                               8,667        9,303         (1,494)       990             (132)
Net Purchases/(Sales)                        (11,710)      (5,807)        (1,933)       (3,970)            -
Transfers In and/or Out of Level 3(1)          1,034        2,928         (1,561)       (333)              -
                                         -----------   ----------   ------------   ------------   ----------
BALANCE AS OF JUNE 30, 2009              $    26,224   $    7,874   $      4,966       $ 12,207   $    1,177
                                         ===========   ==========   ============   ============   ==========

(1) "Transfers in and/or out" represent the ending value as of June 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker.

Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                  SHARES      VALUE
                                         -----------  ----------                                            -----------  ----------
COMMON STOCKS--98.0%                                               REAL ESTATE INVESTMENT TRUSTS--
                                                                     (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS--98.0%
                                                                   RESIDENTIAL--13.1%
DIVERSIFIED--5.9%
Vornado Realty Trust                         766,383  $   34,510   APARTMENTS--12.8%
----------------------------------------------------------------   American Campus Communities, Inc.            219,790  $    4,875
TOTAL DIVERSIFIED                                         34,510   Apartment Investment & Management Co.
----------------------------------------------------------------     Class A                                    195,170       1,727
                                                                   AvalonBay Communities, Inc.                  273,426      15,296
HEALTH CARE--15.0%                                                 BRE Properties, Inc.                         156,890       3,728
HCP, Inc.                                  1,199,882      25,426   Equity Residential                         1,115,939      24,807
Health Care REIT, Inc.                       638,640      21,778   Essex Property Trust, Inc.                   100,322       6,243
Nationwide Health Properties, Inc.           554,330      14,268   Home Properties, Inc.                        210,364       7,173
Ventas, Inc.                                 901,205      26,910   UDR, Inc.                                  1,097,154      11,334
----------------------------------------------------------------                                                         ----------
TOTAL HEALTH CARE                                         88,382                                                             75,183
----------------------------------------------------------------                                                         ----------
                                                                   MANUFACTURED HOMES--0.3%
INDUSTRIAL/OFFICE--20.2%                                           Equity Lifestyle Properties, Inc.             56,330       2,094
                                                                   ----------------------------------------------------------------
INDUSTRIAL--5.2%                                                   TOTAL RESIDENTIAL                                         77,277
AMB Property Corp.                           679,280      12,777   ----------------------------------------------------------------
Eastgroup Properties, Inc.                   107,260       3,542
Prologis                                   1,770,703      14,272   RETAIL--24.1%
                                                      ----------
                                                          30,591   FREE STANDING--1.4%
                                                      ----------   National Retail Properties, Inc.             466,360       8,091
MIXED--2.7%                                                                                                              ----------
Duke Realty Corp.                            741,102       6,500
Liberty Property Trust                       421,020       9,700   REGIONAL MALLS--12.6%
                                                      ----------   CBL & Associates Properties, Inc.            816,443       4,400
                                                          16,200   Macerich Co. (The)                           512,364       9,023
                                                      ----------   Simon Property Group, Inc.                 1,116,482      57,421
OFFICE--12.3%                                                      Taubman Centers, Inc.                        131,240       3,525
Alexandria Real Estate Equities, Inc.        275,899       9,874                                                         ----------
BioMed Realty Trust, Inc.                    147,610       1,510                                                             74,369
Boston Properties, Inc.                      520,123      24,810                                                         ----------
Corporate Office Properties Trust            330,245       9,686   SHOPPING CENTERS--10.1%
Douglas Emmett, Inc.                         276,400       2,485   Developers Diversified Realty Corp.          232,247       1,133
Highwoods Properties, Inc.                   273,608       6,120   Federal Realty Investment Trust              310,700      16,007
Mack-Cali Realty Corp.                       357,936       8,161   Kimco Realty Corp.                         1,635,225      16,434
SL Green Realty Corp.                        418,161       9,593   Regency Centers Corp.                        312,300      10,903
                                                      ----------   Tanger Factory Outlet Centers, Inc.          463,910      15,045
                                                          72,239                                                         ----------
----------------------------------------------------------------                                                             59,522
TOTAL INDUSTRIAL/OFFICE                                  119,030   ----------------------------------------------------------------
----------------------------------------------------------------   TOTAL RETAIL                                             141,982
LODGING/RESORTS--4.7%                                              ----------------------------------------------------------------
DiamondRock Hospitality Co.                  529,335       3,314
Host Hotels & Resorts, Inc.                2,298,385      19,283   SELF STORAGE--7.1%
LaSalle Hotel Properties                     299,191       3,692   Extra Space Storage, Inc.                  1,158,989       9,678
Sunstone Hotel Investors, Inc.               304,946       1,632   Public Storage, Inc.                         487,103      31,895
----------------------------------------------------------------   ----------------------------------------------------------------
TOTAL LODGING/RESORTS                                     27,921   TOTAL SELF STORAGE                                        41,573
----------------------------------------------------------------   ----------------------------------------------------------------

                                                                   SPECIALTY--7.9%
                                                                   Digital Realty Trust, Inc.                   773,971      27,747

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE
                                         -----------  ----------
REAL ESTATE INVESTMENT TRUSTS--
  (CONTINUED)
Entertainment Properties Trust               130,186  $    2,682
Plum Creek Timber Co., Inc.                  534,571      15,919
----------------------------------------------------------------
TOTAL SPECIALTY                                           46,348
================================================================
TOTAL COMMON STOCKS
(IDENTIFIED COST $635,069)                               577,023
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $635,069)                               577,023

SHORT TERM INVESTMENTS--1.8%

MONEY MARKET MUTUAL FUNDS--1.8%
State Street Institutional Liquid
  Reserves Fund
Institutional Shares
(seven-day effective yield 0.420%)        10,655,345      10,655
----------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $10,655)                                 10,655
----------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $645,724)                               587,678(a)

Other assets and liabilities, net--0.2%                    1,400
                                                      ----------
NET ASSETS--100.0%                                    $  589,078
                                                      ==========


                            Refer to Footnote Legend

Disclosure as required under SFAS 157 and FSP 157-4

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------   ----------------------------------------
                                                          TOTAL VALUE
                                                              AT         LEVEL 1
                                                            JUNE 30,     QUOTED
INVESTMENTS IN SECURITIES                                    2009        PRICES
-------------------------------------   ----------------------------------------
Equity Securities:
   Common Stock                                             $577,023    $577,023
   Short -Term Investments                                    10,655      10,655
TOTAL INVESTMENTS                                           $587,678    $587,678
-------------------------------------   ----------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of sixteen diversified funds and two non-diversified funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For the Alternatives Diversifier Fund, the Wealth Builder Fund and the Wealth Guardian Fund, investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

As appropriate, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Investments in underlying money market mutual funds are valued at each fund's closing net asset value

The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") this standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (CONTINUED) (UNAUDITED)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with this quarterly filing. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. It also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. It also expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

A summary of the inputs used to value the funds' net assets by each major security type is disclosed at the end of the Schedules of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. FOREIGN SECURITY COUNTRY DETERMINATION

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

C. DERIVATIVE FINANCIAL INSTRUMENTS

In March 2008, FASB issued Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), an amendment to FASB Statement No. 133. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. SFAS is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds will adopt the provisions of SFAS 161 at the beginning of the next fiscal year.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (CONTINUED) (UNAUDITED)

At June 30, 2009, the Funds held the following illiquid and restricted securities ($ reported in thousands):

                                                                             MARKET       % OF
                                                ACQUISITION   ACQUISITION   VALUE AT   NET ASSETS
                                                    DATE          COST      6/30/09    AT 6/30/09
                                                -----------   -----------   --------   ----------
MARKET NEUTRAL FUND
   Telefonica Moviles S.A.                        12/20/01      $    0        $ 0         0.0%
   Telefonica Data Argentina S.A.                 12/20/01      $    0        $ 0         0.0%
BOND FUND
   DLJ Mortgage Acceptance Corp.
      96-1, (Principal Only) 144A
      0.000%, 9/18/11                              4/28/04      $    5        $ 5         0.0%
HIGH YIELD FUND
   Poland Telecom
      Finance BV Series B 14%, 12/1/07            11/24/97      $5,000        $62         0.1%
   ACG Holdings, Inc.                              12/4/93      $  358          0         0.0%
MULTI-SECTOR SHORT TERM BOND FUND
   Long Grove Collateral Loan Obligation Ltd.
      04-1A, C 144A 3.061%, 5/25/16                5/24/04      $1,600        $80         0.0%
      04-1A, D 144A 7.411%, 5/25/16                5/24/04      $  500        $15         0.0%

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)

At June 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                         NET UNREALIZED
                                              FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
FUND                                         TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                        ----------   ------------   --------------   --------------
Alternatives Diversifier Fund               $  322,454      $ 3,306       $ (79,387)       $ (76,081)
Global Infrastructure Fund                      89,298          771         (15,425)         (14,654)
Global Real Estate Securities Fund               1,095          312              (3)             309

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (CONTINUED) (UNAUDITED)

International Real Estate Securities Fund       44,982          230         (13,958)         (13,728)
Real Estate Securities Fund                    710,827       20,669        (143,818)        (123,149)
Market Neutral Fund (Long positions)            68,481        9,006          (6,612)           2,394
Market Neutral Fund (Short positions)          (66,635)       6,694          (4,399)           2,295
Wealth Builder Fund                             95,578           --         (22,512)         (22,512)
Wealth Guardian Fund                            42,878           --          (8,175)          (8,175)
Bond Fund                                      218,866        5,145          (6,817)          (1,672)
CA Tax-Exempt Bond Fund                         57,667        2,234          (3,583)          (1,349)
High Yield Fund                                 89,698        2,966          (6,911)          (3,945)
Multi-Sector Fixed Income Fund                 152,242        3,563         (15,208)         (11,645)
Multi-Sector Short Term Bond Fund            1,666,931       36,349        (145,400)        (109,051)
Senior Floating Rate Fund                       51,729        2,565            (458)           2,107
Global Opportunities Fund                       49,047        5,029            (571)           4,458
Foreign Opportunities Fund                     957,308       43,068         (63,381)         (20,313)
Greater European Opportunities Fund              5,005          715             (24)             691
Greater Asia ex Japan Opportunities Fund         5,204          693             (34)             659

NOTE 4--SUBSEQUENT EVENTS

The Funds have adopted Statement of Financial Accounting Standards No. 165 ("SFAS 165") effective the current reporting period. SFAS 165 requires disclosure of the nature of all subsequent events through the date of issuance of the financial statements and an estimate of the financial impact, if any, on the financial statements of such an event(s). Management has evaluated the impact of all subsequent events on the series through August 28, 2009, the date the quarterly report was filed, and is disclosing the following subsequent events:

1) On June 29, 2009, the Virtus Wealth Guardian Fund (the "Fund") a series of the Virtus Opportunities Trust (the "Trust") mailed proxy statements to shareholders of record as of June 15, 2009, for the purpose of approving an amendment to the fee schedule of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Virtus Investment Advisers ("VIA").

2) On June 29, 2009, the Virtus Wealth Builder Fund (the "Fund") a series of the Virtus Opportunities Trust (the "Trust") mailed proxy statements to shareholders of record as of June 15, 2009, for the following purposes:

a) Approving an amendment to the fee schedule of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Virtus Investment Advisers ("VIA").

b) To approve a Subadvisory Agreement between Virtus Investment Advisers, Inc. ("VIA"), and F-Squared Investments, Inc. (the "Subadviser").

c) To approve a proposal to permit VIA to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust (formerly, Phoenix Opportunities Trust)
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       August 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.